      As filed with the Securities and Exchange Commission on May 26, 1999


                                                              File Nos. 33-12113
                                                                        811-5028

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

                     Post-Effective Amendment No. 45                     /X/

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                               Amendment No. 49                          /X/

                                  PIMCO FUNDS
                                  -----------
              (Exact Name of Registrant as Specified in Charter)

                           840 Newport Center Drive
                        Newport Beach, California 92660
                        -------------------------------
             (Address of Principal Executive Offices)  (Zip Code)
              Registrant's Telephone Number, including area code)
                                (714) 760-4867

Robert W. Helm, Esq.                   R. Wesley Burns
Dechert Price & Rhoads                 Pacific Investment Management Company
1775 Eye Street, N.W.                  840 Newport Center Drive
Washington, D.C. 20006                 Newport Beach, California 92660

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

              / / Immediately upon filing pursuant to paragraph (b)

              / / on (date) pursuant to paragraph (b)

              /X/ 60 days after filing pursuant to paragraph (a)(1)

              / / on (date) pursuant to paragraph (a)(2)

              / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485


     If appropriate, check the following box:

              / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Front cover]


PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series
August 1, 1999

Share Classes
Institutional and Administrative

This Prospectus describes 25 mutual funds offered by PIMCO Funds: Pacific Investment Management Series. The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company. You can call PIMCO at 1-800-927-4648 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our web site at www.pimco.com.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

                              Summary Information

PIMCO Funds offers unique access to the investment expertise of PIMCO. As of June 30, 1999, PIMCO managed approximately $__ billion, including assets for __ of the 100 largest U.S. corporations. The firm's institutional heritage is reflected in the PIMCO Funds offered in this Prospectus. The table below compares certain investment characteristics of the Funds. Other important characteristics are described under "Fund Descriptions and Performance" below.

                           Main Investments                                      Duration           Credit Quality(1)     Foreign(2)
                           ----------------                                      --------           ----------------      ----------
Short Duration Bond Funds

Money Market               Money market instruments                             Less than or equal  Min 95% Aaa or         0%
                                                                                to 90 days dollar-  Prime 1; less than
                                                                                weighted average    or equal to 5% Aa
                                                                                maturity            or Prime 2
Short-Term                 Money market instruments and short maturity fixed    0-1 year            B to Aaa; max 10%      0-5%
                           income securities                                                        below Baa

Low Duration               Short and intermediate maturity fixed income         1-3 years           B to Aaa; max 10%      0-20%
                           securities                                                               below Baa

Low Duration II            Same as Low Duration Fund, except quality and        1-3 years           A to Aaa               0%
                           foreign issuer restrictions

Low Duration III           Same as Low Duration Fund, except prohibitions on    1-3 years           B to Aaa; max 10%      0-20%
                           firms engaged in socially sensitive practices                            below Baa

Low Duration Mortgage      Short and intermediate maturity mortgage-related     1-3 years           Baa to Aaa; max 10%    0%
                           fixed income securities                                                  below Aaa

Intermediate Duration Bond Funds

Moderate Duration          Short and intermediate maturity fixed income         2-5 years           B to Aaa; max 10%      0-20%
                           securities                                                               below Baa

Real Return Bond           Inflation-indexed fixed income securities            N/A                 B to Aaa; max 10%      0-35%
                                                                                                    below Baa
Total Return               Intermediate maturity fixed income securities        3-6 years           B to Aaa; max 10%      0-20%
                                                                                                    below Baa
Total Return II            Same as Total Return Fund, except quality and        3-6 years           Baa to Aaa             0%
                           foreign issuer restrictions

Total Return III           Same as Total Return Fund, except prohibitions on    3-6 years           B to Aaa; max 10%      0-20%
                           firms engaged in socially sensitive practices                            below Baa

Total Return Mortgage      Intermediate maturity mortgage-related fixed income  2-6 years           Baa to Aaa; max 10%    0%
                           securities                                                               below Baa


High Yield                 Higher yielding fixed income securities              2-6 years           B to Aaa; min 65%      0%
                                                                                                    below Baa
Long Duration Bond Funds

Long-Term U.S.             Long-term maturity fixed income securities           More than or equal  A to Aaa               0%
Government                                                                      to 8 years

Long Duration              Long-term maturity fixed income securities           More than or equal  B to Aaa; max 10%      0-20%
                                                                                to 8 years          below Baa

Tax Exempt Bond Funds

Municipal Bond             Investment grade municipal securities (tax-exempt    3-10 years          B to Aaa; max 10%       0%
                           bonds)                                                                   below Baa

International Bond Funds

Global Bond                Intermediate maturity U.S. and foreign fixed income  3-7 years           B to Aaa; max 10%       25-75%
                           securities                                                               below Baa

Global Bond II             Intermediate maturity U.S. and hedged foreign fixed  3-7 years           B to Aaa; max 10%       25-75%
                           income securities                                                        below Baa

                           Main Investments                                     Duration            Credit Quality(1)      Foreign
                           ----------------                                     --------            -----------------      -------
Foreign Bond               Intermediate maturity hedged foreign fixed income    3-7 years           B to Aaa; max 10%       More
                           securities                                                               below Baa               than or
                                                                                                                            equal
                                                                                                                            to 85%

International Bond         Foreign fixed income securities  (This Fund is       0-8 years           Baa to Aaa              More
                           offered only to PIMCO private account clients)                                                   than or
                                                                                                                            equal to
                                                                                                                            65%

Emerging Markets Bond      Emerging market fixed income securities              0-8 years           B to Aaa                More
                                                                                                                            than or
                                                                                                                            equal to
                                                                                                                            80%

Emerging Markets Bond II   Same as Emerging Markets Bond Fund, except           0-8 years           B to Aaa; max 10%       More
                           restrictions on quality and denomination of                              below BB                than or
                           securities (This Fund is offered only to PIMCO                                                   equal to
                           private account clients)                                                                         80%

Stock and Bond Funds

Strategic Balanced         The same types of securities as the Total Return     0-6 years           B to Aaa; max 10%       0-20%
                           and StocksPLUS Funds                                                     below Baa

Convertible Bond           Convertible securities                               N/A                 Caa to Aaa; max         0-20%
                                                                                                    35% below Baa
                                                                                                    and 10% below B
Stock Funds

StocksPLUS                 S&P 500 stock index derivatives backed by a          0-1 year            B to Aaa; max 10%       0-20%
                           portfolio of short-term fixed-income securities                          below Baa


________________________
1. As rated by Moody's Investors Service, Inc., or if unrated, determined to be of comparable quality.

2. Percentage limitations relate to foreign currency-denominated securities for all Funds except the Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond and Emerging Markets Bond II Funds. Percentage limitations for these six Funds relate to securities of foreign issuers, denominated in any currency. Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government and Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers.

Fixed Income Instruments

The "Fixed Income Funds" are the Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Low Duration Mortgage, Moderate Duration, Real Return Bond, Total Return, Total Return II, Total Return III, Total Return Mortgage, High Yield, Long-Term U.S. Government, Long Duration, Municipal Bond, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond, and Emerging Markets Bond II Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

 . securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

 . corporate debt securities, including convertible securities and corporate commercial paper;

 .  mortgage-backed and other asset-backed securities;

 .  inflation-indexed bonds issued both by governments and corporations;

 . structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations;

 .  delayed funding loans and revolving credit facilities;

 .  bank certificates of deposit, fixed time deposits and bankers' acceptances;

 .  repurchase agreements and reverse repurchase agreements;

 . obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

 .  obligations of international agencies or supranational entities.

Ratings of Debt Securities


In this Prospectus, references are made to the ratings of securities. To aid in your understanding of the use of these terms, the following is a brief description of the ratings categories applicable to debt securities. For a further description of ratings, see "Appendix A - Description of Securities Ratings."

High Quality Debt Securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category for commercial paper) or, if unrated by any NRSRO, deemed comparable by PIMCO.

Investment Grade Debt Securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered below investment grade and are deemed to be predominately speculative with respect to the issuer's ability to repay principal in accordance with the terms of the obligations. For more information on the risks of investing in lower-rated securities, see "Characteristics and Risks of Securities and Investment Techniques -- High Yield Securities."

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund's investment objective, principal investments and strategies, and principal risks. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries. The summaries also show the fees and expenses you may pay if you buy and hold Institutional or Administrative Class shares of the Funds.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Money Market Fund

Investment Objective                      Portfolio Manager                           Average Portfolio Maturity
Seeks maximum current income,             Leslie Barbi                                less than or equal to 90 days
consistent with preservation of                                                       dollar-weighted average  maturity
capital and daily liquidity               Fund Inception Date
                                          3/1/91
Fund Focus                                                                            Credit Quality
Money market instruments                                                              Minimum 95% rated Aaa or Prime 1;
                                                                                      less than or equal to 5% Aa or Prime 2

                                                                                      Dividend Frequency
                                                                                      Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                                  .  Market Risk
 .  Credit Risk                                         .  Issuer Risk
 .  Management Risk


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two indices of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the fund's current yield, call


*= less than

1-800-927-4648.  Past performance      is no guarantee of future results.

Calendar Year Total Returns


                                                               More Recent Return Information
                                                               12/31/98-06/30/99               ___%
[Plot points for bar chart:]
                                                               Quarterly Return Information
1989   1990  1991  1992  1993  1994  1995  1996  1997  1998    (for periods shown in the bar chart)
--     --    --    3.44  2.80  3.92  6.06  5.28  5.34  5.34    Highest (10/1/95 - 12/31/95)      1.72%
                                                               Lowest (4/1/93 - 6/30/93)         0.67%

Average Annual Total Returns (for periods ended 12/31/98)
                                                     Fund Inception
                                  1 Year   5 Years       (3/1/91)      * The Lipper Money Market Index is an index of the 30
-------------------------------------------------------------------    Largest money market funds. The index reflects fees
Institutional Class                5.34%     5.19%        4.71%        charged by each fund in the index. It is not possible to
-------------------------------------------------------------------    to invest directly in the index. The Lipper Institutional
Administrative Class               5.18%     4.95%        4.46%        Money Market Fund Average is a total return performance
-------------------------------------------------------------------    average of Funds tracked by Lipper Analytical Services, Inc.
Lipper Money Market Index*         5.07%     4.90%        4.51%        that invest in high quality financial instruments (rated
-------------------------------------------------------------------    in the top two grades) with dollar-weighed maturities of less
Lipper Institutional Money         5.30%     5.15%        4.74%        than 90 days. It does not take into account sales charges.
The Market Fund Average*                                               The  Fund commenced operations on 3/1/91.
                                                                       Index comparisons begin at 2/28/91.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming your either redeem
                                   Admini-        Distribution        Total Annual     or do not redeem your shares of each period
                     Advisory      strative       and/or Service      Fund Operating    Year
Share Class           Fees           Fees        (12b-1) Fees            Expenses        1          3       5          10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional         0.15%          0.20%           None                0.35%          $36       $113    $197       $443
------------------------------------------------------------------------------------------------------------------------------------
Administrative        0.15           0.20            0.25%               0.60            61        192     335        750
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Short-Term Fund


Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum current income, consistent   A team led by                              0-1 year
with preservation of capital and daily     William H. Gross
liquidity                                                                             Credit Quality
                                           Fund Inception Date                        B to Aaa; maximum 10% below Baa
Fund Focus                                  10/7/87
Money market instruments and short                                                    Dividend Frequency
maturity fixed income securities                                                      Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts and swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:


 .   Interest Rate Risk            .  Issuer Risk         .  Management Risk
 .   Credit Risk                   .  Derivatives Risk
 .   Market Risk                   .  Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information


The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with two indices of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                 More Recent Return Information
                                                                 12/31/98-06/30/99                ___%
[Plot points for bar chart:]

                                                                 Quarterly Return Information
 1989   1990  1991  1992  1993  1994  1995  1996  1997  1998     (for periods shown in the bar chart)
 9.44   8.47  6.65  3.63  4.62  2.90  9.21  7.00  6.51  5.74     Highest (10/1/95 - 12/31/95)    2.60%
                                                                 Lowest (1/1/94 - 3/31/94)       0.19%

Average Annual Total Returns (for periods ended 12/31/98)
                                   1 Year    5 Years   10 Years     * The Lipper Money Market Index is an index of the 30
                                                                    largest money market funds. The index reflects fee charged by each fund in the index. It is not possible to invest directly
-------------------------------------------------------------       in the index. The Lipper Ultrashort Obligation Fund is a total
Institutional Class                5.74%     6.25%      6.40%       return performance average of Funds tracked by Lipper Analytical
-------------------------------------------------------------       Services, Inc. that invest at least 65% of their assets in
Administrative Class               5.50%     5.99%      6.13%       investment-grade debt issues or better, and maintain a portfolio
---------------------------------------------------------------     dollar-weighted average maturity between 91 and 365 days. It
Lipper Money Market Index*         5.07%     4.90%      5.33%       does not take into account sales charges.
----------------------------------------------------------------
Lipper Ultrashort Obligation       5.31%     5.38%      5.84%
 Fund Average*


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -such as sales charges
(loads), redemption fees or exchange fees)                      None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                             Admini-       Distribution         Total Annual     Example: Assuming your either redeem or not
                                                                                  shares at the end of each period
                 Advisory     strative       and/or Service     Fund Operating    Year
Share Class        Fees         Fees          (12b-1) Fees            Expenses       1              3              5          10
----------------------------------------------------------------------------------------------------------------------------------
Institutional     0.25%          0.20%           None                 0.45%          $46            $144           $252       $567
----------------------------------------------------------------------------------------------------------------------------------
Administrative    0.25           0.20            0.25%                0.70            72             224            390        871
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Fund

Investment Objective                         Portfolio Manager             Average Portfolio Duration
Seeks maximum total return, consistent       William H. Gross              1-3 years
with preservation of capital and
prudent investment management                Fund Inception Date           Credit Quality
                                             5/11/87                       B to Aaa; maximum 10% below Baa
Fund Focus
Short and intermediate maturity fixed                                      Dividend Frequency
income securities                                                          Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk      .    Issuer Risk              .     Currency Risk
 .    Credit Risk             .    Derivatives Risk         .     Leveraging Risk
 .    Market Risk             .    Foreign Investment Risk  .     Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


Calendar Year Total Returns
                                                                      More Recent Return Information
                                                                      12/31/98-06/30/99                       ___%
[Plot points for bar chart:]
                                                                      Quarterly Return Information
1989    1990   1991   1992  1993  1994  1995   1996  1997  1998       (for periods shown in the bar chart)
11.60   9.05   13.46  7.69  7.76  0.63  11.93  6.14  8.24  7.16       Highest (4 /1/89 - 6/30/89)            5.52%
                                                                      Lowest (1/1/94 -3/31/94)              -0.32%

Average Annual Total Returns (for periods ended 12/31/98)

                           1 Year   5 Years   10 Years      *    The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of
--------------------------------------------------------     U.S Treasury obligations having maturities from one to 2.99 years. It
                                                             is not possible to invest directly in the index. The Lipper Short
Institutional Class          7.16%     6.75%      8.31%      Investment Grade Debt Fund Average is a total return performance
--------------------------------------------------------     average of Funds tracked by Lipper Analytical Services, Inc. that
Administrative Class         6.90%     6.49%      8.04%      invest at least 65% of their assets in investment-grade debt issues
--------------------------------------------------------     (rated in the top four grades) with dollar-weighted average maturities
Merrill Lynch 1-3 Year       7.00%     5.99%      7.37%      of less than three years. It does not take into account sales charges.
 Treasury Index*
--------------------------------------------------------
Lipper Short Investment      5.78%     5.41%      7.02%
 Grade Debt Fund Average*

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)           None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you either redeem or do not
                                      Admini-      Distribution     Total Annual      redeem your shares at the end of each period
                                     strative     and/or Service   Fund Operating     Year
Share Class         Advisory Fees      Fess        (12b-1) Fees       Expenses        1         3        5         10
------------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%           0.18%           None              0.43%         $ 44      $ 138    $ 241     $ 542
------------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25            0.18            0.25%             0.68            69        218      379       847
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Fund II

Investment Objective                         Portfolio Manager             Average Portfolio Duration
Seeks maximum total return, consistent       William H. Gross              1-3 years
with preservation of capital and
prudent investment management                Fund Inception Date           Credit Quality
                                             11/1/91                       A to Aaa
Fund Focus
Short and intermediate maturity fixed                                      Dividend Frequency
income securities                                                          Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Low Duration Fund, except that the Fixed Income Instruments in which it may invest are limited to those of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk      .     Issuer Risk             .     Management Risk
 .    Credit Risk             .     Derivatives Risk
 .    Market Risk             .     Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                      More Recent Return Information
                                                                      12/31/98-06/30/99                       ___%
[Plot points for bar chart:]
                                                                      Quarterly Return Information
1989    1990  1991   1992  1993  1994   1995   1996  1997  1998       (for periods shown in the bar chart)
--      --    --     6.23  6.58  0.32   11.78  5.22  7.62  6.60       Highest (1/1/95 - 3/31/95)             3.83%
                                                                      Lowest (1/1/94 - 3/31/94)             -0.61%

Average Annual Total Returns (for periods ended 12/31/98)

                                              Fund Inception         * The Merrill Lynch 1-3 Year Treasury Index is an unmanaged
                           1 Year   5 Years      (11/1/91)           index of U.S Treasury obligations having maturities from one to
----------------------------------------------------------------     2.99 years. It is not possible to invest directly in the index.
                                                                     The Lipper Short Investment Grade Debt Fund Average is a total
Institutional Class          6.60%     6.24%            6.58%        return performance average of Funds tracked by Lipper
----------------------------------------------------------------     Analytical Services, Inc. that invest at least 65% of their
Administrative Class         6.32%     5.97%            6.31%        assets in investment-grade debt issues (rated in the top four
----------------------------------------------------------------     grades) with dollar-weighted average maturities of less than
Merrill Lynch 1-3 Year       7.00%     5.99%            6.18%        three years. It does not take into account sales charges. The
 Treasury Index*                                                     Fund began operations on 11/1/91. Index comparisons began on
----------------------------------------------------------------     10/31/91.
Lipper Short Investment      5.78%     5.41%            5.82%
 Grade Debt Fund Average*

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you either redeem or do not
                                      Admini-      Distribution      Total Annual     redeem yourshares at the end of each period
                                     strative     and/or Service    Fund Operating    Year
Share Class         Advisory Fees      Fees       (12b-1) Fees         Expenses       1        3         5         10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%           0.25%           None               0.50%        $ 51     $ 160     $ 280     $ 628
-----------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25            0.25            0.25%              0.75           77       240       417       930
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Fund III
Investment Objective                       Portfolio Manager                         Average Portfolio Duration
Seeks maximum total return, consistent     William H. Gross                          1-3 years
with preservation of capital and
prudent investment management              Fund Inception Date                       Credit Quality
                                           12/31/96                                  B to Aaa; maximum 10% below Baa
Fund Focus
Short and intermediate maturity fixed                                                Dividend Frequency
income securities                                                                    Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Low Duration Fund, except that it limits its investments with respect to certain socially sensitive issues. As a matter of non-fundamental policy, the Fund will not invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Issuer Risk                          .    Currency Risk
 .    Credit Risk                           .    Derivatives Risk                     .    Leveraging Risk
 .    Market Risk                           .    Foreign Investment Risk              .    Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                               More Recent Return Information
                                                               12/31/98-06/30/99                ___%

[Plot points for bar chart:]
                                                               Quarterly Return Information
1989   1990  1991  1992  1993  1994  1995  1996  1997  1998    (for periods shown in the bar chart)
--     --    --    --    --    --    --    --    7.12  6.65    Highest (7/1/98 - 9/30/98)      2.66%
                                                               Lowest (1/1/97 - 3/31/97)       0.58%

Average Annual Total Returns (for periods ended 12/31/98)

                                           Fund Inception   * The Merrill Lynch 1-3 Year Treasury Index is an unmanaged
                                  1 Year      (12/31/96)    index of U.S Treasury obligations having maturities from
---------------------------------------------------------
Institutional Class                6.65%        6.88%       one to 2.99 years.  It is not possible to invest directly
---------------------------------------------------------
Merrill Lynch 1-3 Year             7.00%        6.83%       in the index.  The Lipper Short Investment Grade Debt Fund
 Treasury Index*                                            Average is a total return performance average of Funds
---------------------------------------------------------
Lipper Short Investment Grade      5.78%        5.99%       tracked by Lipper Analytical Services, Inc. that invest at
 Debt Fund Average*                                         least 65% of their assets in investment-grade debt issues
---------------------------------------------------------
                                                            (rated in the top four grades) with dollar-weighted average maturities of less than three years.  It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                 Example: Assuming you either redeem or do not
                                  Admini-       Distribution     Total Annual    redeem your shares at the end of each period
                    Advisory     strative     and/or Service    Fund Operating   Year
Share Class           Fees         Fees        (12b-1) Fees        Expenses      1              3              5             10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional        0.25%          0.25%          None              0.50%       $51            $160           $280           $628
-----------------------------------------------------------------------------------------------------------------------------------
Administrative       0.25           0.25           0.25%             0.75         77             240            417            930
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Mortgage Fund
Investment Objective                       Portfolio Manager                         Average Portfolio Duration
Seeks maximum total return, consistent     William C. Powers                         1-3 years
with preservation of capital and
prudent investment management              Fund Inception Date                       Credit Quality
                                           7/31/97                                   Baa to Aaa; maximum 10% below Aaa
Fund Focus
Short and intermediate maturity                                                      Dividend Frequency
mortgage-related fixed income securities                                             Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund will not acquire a security if, as a result, more than 10% of the Fund's assets would be invested in securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Issuer Risk                          .   Leveraging Risk
 .    Credit Risk                           .    Derivatives Risk                     .   Management Risk
 .    Market Risk                           .    Foreign Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                               More Recent Return Information
                                                               12/31/98-06/30/99                ___%
[Plot points for bar chart:]
                                                               Quarterly Return Information
1989   1990  1991  1992  1993  1994  1995  1996  1997  1998    (for periods shown in the bar chart)
--     --    --    --    --    --    --    --    --    6.10    Highest (7/1/98 - 9/30/98)      2.82%
                                                               Lowest (10/1/98 - 12/31/98)    -0.13%

Average Annual Total Returns (for periods ended 12/31/98)

                                    Fund Inception   * The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S
                           1 Year     (7/31/97)      Treasury obligations having maturities from one to 2.99 years.  It is not
--------------------------------------------------
Institutional Class         6.10%        7.45%       possible to invest directly in the index.  The Lipper U.S. Mortgage Fund
--------------------------------------------------
Merrill Lynch 1-3 Year      7.00%        6.77%       Average is a total return performance average of Funds tracked by Lipper
 Treasury Index*                                     Analytical Services, Inc. that invest at least 65% of their assets in
--------------------------------------------------
Lipper U.S. Mortgage        6.08%        6.52%       mortgages/securities issued or guaranteed as to principal and interest by
 Fund Average*                                       the U.S. government and certain federal agencies.  It does not take into
--------------------------------------------------
                                                     account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                  Example: Assuming you either redeem or do not
                                  Admini-      Distribution      Total Annual     redeem your shares at the end of each period
                    Advisory     strative    and/or Service     Fund Operating    Year
Share Class           Fees         Fees       (12b-1) Fees         Expenses       1              3              5             10
----------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%        0.25%         None               0.50%         $51            $160           $280          $628
----------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25         0.25          0.25%              0.75           77             240            417           930
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Moderate Duration Fund
Investment Objective                       Portfolio Manager                         Average Portfolio Duration
Seeks maximum total return, consistent     A team led by                             2-5 years
with preservation of capital and           William H. Gross
prudent investment management                                                        Credit Quality
                                           Fund Inception Date                       B to Aaa; maximum 10% below Baa
Fund Focus                                 12/31/96
Short and intermediate maturity fixed                                                Dividend Frequency
income securities                                                                    Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Issuer Risk                          .     Currency Risk
 .    Credit Risk                           .    Derivatives Risk                     .     Leveraging Risk
 .    Market Risk                           .    Foreign Investment Risk              .     Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                               More Recent Return Information
                                                               12/31/98-06/30/99                ___%
[Plot points for bar chart:]
                                                               Quarterly Return Information
1989   1990  1991  1992  1993  1994  1995  1996  1997  1998    (for periods shown in the bar chart)
--     --    --    --    --    --    --    --    7.97  8.11    Highest (7/1/98 - 9/30/98)      4.26%
                                                               Lowest (1/1/97 - 3/31/97)      -0.25%

Average Annual Total Returns (for periods ended 12/31/98)

                                                Fund Inception   * The Lehman Brothers Intermediate Government/ Corporate
                                       1 Year     (12/31/96)     Bond Index is an unmanaged index of fixed income securities
--------------------------------------------------------------
Institutional Class                    8.11%        8.04%        having maturities from __ to __ years.  It is not possible
--------------------------------------------------------------
Lehman Brothers Intermediate           8.42%        8.14%        to invest directly in the index.  The Lipper Short
 Government/Corporate Bond Index*                                Intermediate Investment Grade Debt Fund Average is a total
--------------------------------------------------------------
Lipper Short Intermediate Investment   6.60%        6.65%        return performance average of Funds tracked by Lipper
 Grade Debt Fund Average*                                        Analytical Services, Inc. that invest at least 65% of their
--------------------------------------------------------------
                                                                 assets in investment-grade debt issues (rated in the top
                                                                 four grades) with dollar-weighted average maturities of one to five years.  It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                Example: Assuming you either redeem or do not
                                Admini-      Distribution     Total Annual      redeem your shares at the end of each period
                    Advisory   strative    and/or Service    Fund Operating     Year
Share Class           Fees       Fees       (12b-1) Fees        Expenses        1              3              5             10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional        0.25%       0.20%           None              0.45%        $46            $144           $252          $567
-----------------------------------------------------------------------------------------------------------------------------------
Administrative       0.25        0.20            0.25%             0.70          72             224            390           871
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Real Return Bond Fund


Investment Objective                              Portfolio Manager                   Average Portfolio Duration
Seeks maximum real return, consistent             John Brynjolfsson                   See description below
with preservation of capital and
prudent investment management                     Fund Inception Date                 Credit Quality
                                                  1/29/97                             B to Aaa; maximum 10% below Baa
Fund Focus
Inflation-indexed fixed income securities
                                                                                      Dividend Frequency
                                                                                      Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in inflation-indexed bonds. Inflation-indexed bonds are Fixed Income Instruments whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than non-inflation related bonds, but are expected to retain their value against inflation over time.

Because of the unique features of inflation-indexed bonds, the Adviser uses a modified form of duration for the Fund ("modified real duration"). Although there is no limit on the modified real duration of the Fund, the average modified real duration of the Fund is expected to normally vary approximately with the range of the average modified real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate.

Portfolio securities may be issued by governments and their agencies or instrumentalities, and corporations. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest assets not invested in inflation-indexed bonds in other types of Fixed Income Instruments. The Fund may invest up to 35% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                             .  Derivatives Risk                 .  Currency Risk
 .  Credit Risk                                    .  Concentration Risk               .  Leveraging Risk
 .  Market Risk                                    .  Foreign Investment Risk          .  Management Risk
 .  Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.



Calendar Year Total Returns

                                                                   More Recent Return Information
                                                                   12/31/98-06/30/99                    ___%
[Plot points for bar chart:]
                                                                   Quarterly Return Information
1989     1990  1991  1992  1993  1994  1995  1996  1997  1998      (for periods shown in the bar chart)
--       --    --    --    --    --    --    --    --    5.21      Highest (7/1/98 - 9/30/98)           3.19%
                                                                   Lowest (10/1/98 - 12/31/98)         -0.05%

Average Annual Total Returns (for periods ended 12/31/98)

                                           Fund Inception          * The Lehman Brothers Inflation Linked Treasury Index is an
                                  1 Year      (1/29/97)            unmanaged index consisting of the U.S. Treasury Inflation
----------------------------------------------------------         Protected Securities universe.  It is not possible to
Institutional Class                 5.21%            4.83%         invest directly in the index.  The Lipper Short U.S.
----------------------------------------------------------         Government Fund Average is a total return performance
Lehman Brothers Inflation           3.95%            3.32%         average of Funds tracked by Lipper Analytical Services,
----------------------------------------------------------         Inc. that invest at least 65% of their assets in securities
Linked Treasury Index*                                             issued or guaranteed by the U.S. government, its agencies,
----------------------------------------------------------         or its instrumentalities, with dollar-weighted average
Lipper Short U.S. Government        5.83%            5.78%         maturities of less than three years.  It does not take into
Fund Average*                                                      account sales charges.  The Fund began operations on
                                                                   1/29/97.  Index comparisons began on 1/31/97.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                 Example: Assuming you either redeem or do not
                                Admini-    Distribution       Total Annual       redeem your shares at the end of each period
                   Advisory    strative   and/or Service     Fund Operating      Year
Share Class          Fees        Fees      (12b-1) Fees         Expenses         1             3              5             10
---------------------------------------------------------------------------------------------------------------------------------
Institutional       0.25%        0.25%         None              0.50%           $51           $160           $280          $628
---------------------------------------------------------------------------------------------------------------------------------
Administrative      0.25         0.25          0.25%             0.75             77            240            417           930
---------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Fund

Investment Objective                           Portfolio Manager                     Average Portfolio Duration
Seeks maximum total return, consistent         William H. Gross                      3-6 years
with preservation of capital and
prudent investment management                  Fund Inception Date                   Credit Quality
                                               5/11/87                               B to Aaa; maximum 10% below Baa

Fund Focus
Intermediate maturity fixed income                                                   Dividend Frequency
securities                                                                           Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates. Investment selections are made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                          .  Issuer Risk                        .  Currency Risk
 .  Credit Risk                                 .  Derivatives Risk                   .  Leveraging Risk
 .  Market Risk                                 .  Foreign Investment Risk            .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                       More Recent Return Information
                                                                       12/31/98-06/30/99                     ___%
[Plot points for bar chart:]
                                                                       Quarterly Return Information
1989     1990   1991  1992   1993   1994   1995  1996   1997  1998     (for periods shown in the bar chart)
14.24    8.05  19.55  9.73  12.51  -3.58  19.77  4.69  10.16  9.76     Highest (4/1/89 - 6/30/89)           8.26%
                                                                       Lowest (1/1/94 - 3/31/94)           -2.69%

Average Annual Total Returns (for periods ended 12/31/98)

                           1 Year   5 Years   10 Years                 * The Lehman Brothers Aggregate Bond Index is an unmanaged
-------------------------------------------------------                index of fixed income securities.  It is not possible to
Institutional Class          9.76%     7.89%     10.29%                invest directly in the index.  The Lipper Intermediate
-------------------------------------------------------                Investment Grade Debt Fund Average is a total return
Administrative Class         9.48%     7.63%     10.03%                performance average of Funds tracked by Lipper Analytical
-------------------------------------------------------                Services, Inc. that invest at least 65% of their assets in
Lehman Aggregate             8.69%     7.27%      9.26%                investment-grade debt issues (rated in the top four grades)
Bond Index*                                                            with dollar-weighted average maturities of five to ten
-------------------------------------------------------                years.  It does not take into account sales charges.
Lipper Intermediate          7.25%     6.35%      8.28%
Investment Grade Debt
Fund Average*

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                                Example: Assuming you either
                                                                                                redeem or do not redeem your
                                       Admini-         Distribution          Total Annual       shares at the end of each period
                                      strative       and/or Service         Fund Operating      Year
Share Class         Advisory Fees       Fees          (12b-1) Fees             Expenses         1         3          5       10
----------------------------------------------------------------------------------------------------------------------------------
Institutional          0.25%           0.18%              None                   0.43%          $44       $138       $241    $542
----------------------------------------------------------------------------------------------------------------------------------
Administrative         0.25            0.18               0.25%                  0.68            69        218        379     847
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Fund II

Investment Objective                           Portfolio Manager                      Average Portfolio Duration
Seeks maximum total return, consistent         William H. Gross                       3-6 years
with preservation of capital and
prudent investment management                  Fund Inception Date                    Credit Quality
                                               12/30/91                               Baa to Aaa
Fund Focus
Intermediate maturity fixed income                                                    Dividend Frequency
securities                                                                            Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Total Return Fund, except that the Fixed Income Instruments in which it may invest are limited to those of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the Adviser to be of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                          .  Issuer Risk                         .  Currency Risk
 .  Credit Risk                                 .  Derivatives Risk
 .  Market Risk                                 .  Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

                                                                      More Recent Return Information
                                                                      12/31/98-06/30/99                    ___%
[Plot points for bar chart:]
                                                                      Quarterly Return Information
1989     1990  1991  1992   1993   1994   1995  1996  1997  1998      (for periods shown in the bar chart)
--         --    --  9.43  10.90  -2.21  18.97  3.85  9.99  9.62      Highest (7/1/92 - 9/30/92)          5.57%
                                                                      Lowest (1/1/94 - 3/31/94)          -2.60%

Average Annual Total Returns (for periods ended 12/31/98)

                                                Fund Inception        * The Lehman Brothers Aggregate Bond Index is an unmanaged
                           1 Year   5 Years       (12/30/91)          index of fixed income securities.  It is not possible to
Institutional Class        9.62%     7.82%          8.49%             invest directly in the index.  The Lipper Intermediate
----------------------------------------------------------------      Investment Grade Debt Fund Average is a total return
Administrative Class       9.36%     7.54%          8.22%             performance average of Funds tracked by Lipper Analytical
----------------------------------------------------------------      Services, Inc. that invest at least 65% of their assets in
Lehman Aggregate           8.69%     7.27%          7.64%             investment-grade debt issues (rated in the top four grades)
Bond Index*                                                           with dollar-weighted average maturities of five to ten
----------------------------------------------------------------      years.  It does not take into account sales charges.  The
Lipper Intermediate        7.25%     6.35%          7.16%             Fund began operations on 12/30/91.  Index comparisons began
Investment Grade Debt                                                 on 12/31/91.
Fund Average*




Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                                Example: Assuming you either
                                                                                                redeem or do not redeem your
                                       Admini-         Distribution          Total Annual       shares at the end of each period
                    Advisory Fees     strative       and/or Service         Fund Operating      Year
Share Class                             Fees          (12b-1) Fees             Expenses         1        3          5        10
----------------------------------------------------------------------------------------------------------------------------------
Institutional           0.25%          0.25%              None                   0.50%          $51      $160       $280     $628
----------------------------------------------------------------------------------------------------------------------------------
Administrative          0.25           0.25              0.25%                   0.75            77       240       417       930
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Fund III
Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum total return, consistent     William H. Gross                           3-6 years
with preservation of capital and
prudent investment management              Fund Inception Date                        Credit Quality
                                           5/1/91                                     B to Aaa; maximum 10% below Baa
Fund Focus
Intermediate maturity fixed income                                                    Dividend Frequency
securities                                                                            Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Total Return Fund, except that it limits its investments with respect to certain socially sensitive issues. As a matter of non-fundamental policy, the Fund will not invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Issuer Risk                          .    Currency Risk
 .    Credit Risk                           .    Derivatives Risk                     .    Leveraging Risk
 .    Market Risk                           .    Foreign Investment Risk              .    Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                    More Recent Return Information
                                                                    12/31/98-06/30/99                ___%
[Plot points for bar chart:]
                                                                    Quarterly Return Information
1989   1990  1991  1992   1993   1994   1995  1996   1997   1998    (for periods shown in the bar chart)
--     --    --    9.02   12.64  -3.43  19.23 4.63  10.21  10.37    Highest (7/1/91 - 9/30/91)      6.90%
                                                                    Lowest (1/1/94 - 3/31/94)      -2.68%

Average Annual Total Returns (for periods ended 12/31/98)

                                              Fund Inception        * The Lehman Brothers Aggregate Bond Index is an unmanaged
                           1 Year   5 Years      (5/1/91)           index of fixed income securities.  It is not possible to
------------------------------------------------------------        invest directly in the index.  The Lipper Intermediate
Institutional Class        10.37%    7.94%        9.79%             Investment Grade Debt Fund Average is a total return
------------------------------------------------------------        performance average of Funds tracked by Lipper Analytical
Administrative Class       10.09%    7.66%        9.52%             Services, Inc. that invest at least 65% of their assets in
------------------------------------------------------------        investment-grade debt issues (rated in the top four grades)
Lehman Aggregate Bond       8.69%    7.27%        8.50%             with dollar-weighted average maturities of five to ten
 Index*                                                             years.  It does not take into account sales charges.  The
------------------------------------------------------------        Fund began operations on 5/1/91.  Index comparisons began
Lipper Intermediate         7.15%    6.35%        7.98%             on 4/30/91.
 Investment Grade Debt
 Fund Average

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                Example: Assuming you either redeem or do not
                                  Admini-     Distribution     Total Annual     redeem your shares at the end of each period
                    Advisory     strative   and/or Service    Fund Operating    Year
Share Class           Fees         Fees      (12b-1) Fees        Expenses       1              3              5             10
--------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%        0.25%         None               0.50%       $51            $160           $280          $628
--------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25         0.25          0.25%              0.75         77             240            417           930
--------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Mortgage Fund
Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum total return, consistent     Pasi Hamalainen                            2-6 years
with preservation of capital and
prudent investment management              Fund Inception Date                        Credit Quality
                                           7/31/97                                    Baa to Aaa; maximum 10% below Aaa
Fund Focus
Intermediate maturity fixed income                                                    Dividend Frequency
securities                                                                            Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same policies at the Low Duration Mortgage Fund, except that its average portfolio duration normally varies within a two- to six-year time frame based on the Adviser's view of the potential for total return offered by a particular duration strategy.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Issuer Risk                          .    Leveraging Risk
 .    Credit Risk                           .    Derivatives Risk                     .    Management Risk
 .    Market Risk                           .    Foreign Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                               More Recent Return Information
                                                               12/31/98-06/30/99                ___%
[Plot points for bar chart:]
                                                               Quarterly Return Information
1989  1990  1991  1992  1993  1994  1995  1996  1997  1998     (for periods shown in the bar chart)
--    --    --    --    --    --    --    --    --    7.23     Highest (10/1/97 - 12/31/97)    3.18%
                                                               Lowest (10/1/98 - 12/31/98)     0.36%

Average Annual Total Returns (for periods ended 12/31/98)

                                    Fund Inception             * The Lehman Brothers Mortgage Index is an unmanaged index
                           1 Year     (7/31/97)                of mortgage-related fixed income securities.  It is not
--------------------------------------------------             possible to invest directly in the index.  The Lipper U.S.
Institutional Class         7.23%       8.66%                  Mortgage Fund Average is a total return performance average
--------------------------------------------------             of Funds tracked by Lipper Analytical Services, Inc. that
Lehman Mortgage Index*      6.96%       7.38%                  invest at least 65% of their assets in mortgages/securities
--------------------------------------------------             issued or guaranteed as to principal and interest by the
Lipper U.S. Mortgage        6.08%       6.52%                  U.S. government and certain federal agencies.  It does not
 Fund Average*                                                 take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                               Example: Assuming you either redeem or do not
                               Admini-      Distribution      Total Annual     redeem your shares at the end of each period
                    Advisory   strative    and/or Service    Fund Operating    Year
Share Class           Fees       Fees       (12b-1) Fees        Expenses       1              3              5             10
--------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%       0.25%         None              0.50%        $51            $160           $280          $628
--------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25        0.25          0.25%             0.75          77             240            417           930
--------------------------------------------------------------------------------------------------------------------------------

PIMCO High Yield Fund
Investment Objective                       Portfolio Manager                         Average Portfolio Duration
Seeks maximum total return, consistent     Benjamin Trosky                           2-6 years
with preservation of capital and
prudent investment management              Fund Inception Date                       Credit Quality
                                           12/16/92                                  B to Aaa; minimum 65% below Baa
Fund Focus
Higher yielding fixed income securities                                              Dividend Frequency
                                                                                     Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of the Fund normally varies within a two- to six-year time frame depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may invest in securities of foreign issuers only if the securities are U.S. dollar-denominated. The Fund also may engage in hedging strategies involving equity options.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Issuer Risk                          .     Leveraging Risk
 .    Credit Risk                           .    Derivatives Risk                     .     Management Risk
 .    Market Risk                           .    Foreign Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                   More Recent Return Information
                                                                   12/31/98-06/30/99                ___%
[Plot points for bar chart:]
                                                                   Quarterly Return Information
1989   1990  1991  1992   1993  1994   1995   1996   1997  1998    (for periods shown in the bar chart)
--     --    --    --    18.70  2.39  20.68  11.68  13.21  6.54    Highest (1/1/93 - 3/31/93)      6.27%
                                                                   Lowest (7/1/98 - 9/30/98)      -1.76%

Average Annual Total Returns (for periods ended 12/31/98)

                                                    Fund Inception   * The Lehman Brothers BB Intermediate Corporate Index is an
                                 1 Year   5 Years     (12/16/92)     unmanaged index comprised of various fixed income
------------------------------------------------------------------   securities rated BB.  It is not possible to invest directly
Institutional Class               6.54%    10.73%       11.98%       in the index.  The Lipper High Current Yield Fund Average
------------------------------------------------------------------   is a total return performance average of Funds tracked by
Administrative Class              6.29%    10.46%       11.71%       Lipper Analytical Services, Inc. that aim at high
------------------------------------------------------------------   (relative) current yield from fixed income securities, have
Lehman Brothers BB                5.74%     9.09%       10.00%       not quality or maturity restrictions, and tend to invest in
 Intermediate Corporate Index*                                       lower grade debt issues.  It does not take into account
------------------------------------------------------------------   sales charges.  The Fund began operations on 12/16/92.
Lipper High Current Yield Fund   -0.44%     7.37%        9.36%       Index comparisons began on 12/31/92.
 Average*


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                               Example: Assuming you either redeem or do not
                                Admini-      Distribution    Total Annual      redeem your shares at the end of each period
                    Advisory   strative    and/or Service   Fund Operating     Year
Share Class           Fees       Fees       (12b-1) Fees       Expenses        1              3              5             10
--------------------------------------------------------------------------------------------------------------------------------
Institutional        0.25%       0.25%          None              0.50%        $51           $160           $280           $628
--------------------------------------------------------------------------------------------------------------------------------
Administrative       0.25        0.25           0.25%             0.75          77            240            417            930
--------------------------------------------------------------------------------------------------------------------------------

PIMCO Long-Term U.S. Government Fund

Investment Objective                              Portfolio Manager                         Average Portfolio Duration
Seeks maximum total return, consistent            Pasi Hamalainen                           greater than equal to 8 years
with preservation of capital and
prudent investment management                     Fund Inception Date                       Credit Quality
                                                  7/1/91                                    A to Aaa
Fund Focus
Long-term maturity fixed income
securities                                                                                  Dividend Frequency
                                                                                            Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of U.S. Government securities, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. Assets not invested in U.S. Government securities may be invested in other types of Fixed Income Instruments. The Fund will normally have a minimum portfolio duration of eight years.

The Fund's investments in Fixed Income Instruments are limited to those of U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund will not acquire a security if, as a result, more than 10% of the Fund's assets would be invested in securities rated below Aa by Moody's or below AA by S&P, or if more than 25% of the Fund's assets would be invested in securities rated Aa by Moody's or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk              .    Issuer Risk                  .    Management Risk
 .    Credit Risk                     .    Derivatives Risk
 .    Market Risk                     .    Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                       More Recent Return Information
                                                                       12/31/98-06/30/99             ___%
[Plot points for bar chart:]
                                                                       Quarterly Return Information
1989 1990 1991 1992  1993  1994  1995  1996 1997  1998                 (for periods shown in the bar chart)
--   --   --   11.93 18.57 -7.39 31.57 0.71 15.02 13.39                Highest (9/1/95 - 12/31/95)   10.76%
                                                                       Lowest (1/1/96 - 3/31/96)     -6.26%

Average Annual Total Returns (for periods ended 12/31/98)

                                                Fund Inception         * The index used for the Long-Term U.S. Government Fund is
                              1 Year   5 Years      (7/1/91)           a blend of the Lehman Intermediate Treasury Index and the
---------------------------------------------------------------        Lehman 20+ Year Treasury Index, proportionately weighted to
 Institutional Class          13.39%     9.86%       13.06%            equal a ten year duration.  It is not possible to invest
---------------------------------------------------------------        directly in the index.  The Lipper General U.S. Government
 Administrative Class         13.08%     9.59%       12.79%            Fund Average is a total return performance average of Funds
---------------------------------------------------------------        tracked by Lipper Analytical Services, Inc. that invest at
 Lehman Intermediate/20+      12.75%     8.95%       11.26%            least 65% of their assets in U.S. government and agency
 Treasury Index Blend*                                                 issues.  It does not take into account sales charges.  The
 Lipper General U.S.           8.07%     6.15%        7.75%            Fund began operations on 7/1/91.  Index comparisons began
 Government Fund Average                                               on 6/30/91.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                     Example: Assuming you either redeem or do not
                                   Admini-      Distribution     Total Annual        redeem your shares at the end of each period
                    Advisory      strative     and/or Service    Fund Operating      Year
Share Class           Fees          Fees       (12b-1) Fees        Expenses          1       3        5         10
---------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%         0.25%          None              0.50%           $51     $160     $280      $628
---------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25          0.25          0.25%              0.75             77      240      417       930
---------------------------------------------------------------------------------------------------------------------------------

PIMCO Long Duration Fund

Investment Objective                         Portfolio Manager                     Average Portfolio Duration
Seeks maximum total return, consistent       Pasi Hamalainen                       greater than equal to 8 years
with preservation of capital and                                                   ---------------------
prudent investment management                Fund Inception Date                   Credit Quality
                                             N/A                                   B to Aaa; maximum 10% below Baa
Fund Focus
Intermediate maturity fixed income
securities                                                                         Dividend Frequency
                                                                                   Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The Fund will normally have a minimum average portfolio duration of eight years. Investment selections are made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.


The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk            .    Issuer Risk                          .    Currency Risk
 .    Credit Risk                   .    Derivatives Risk                     .    Leveraging Risk
 .    Market Risk                   .    Foreign Investment Risk              .    Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not yet have performance to report.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you either redeem or do not
                                   Admini-      Distribution      Total Annual        redeem your shares at the end of each period
                    Advisory      strative     and/or Service    Fund Operating       Year
Share Class           Fees          Fees        (12b-1) Fees        Expenses          1         3        5        10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%         0.25%            None            0.50%            $51       $160     $280     $628
-----------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25          0.25            0.25%            0.75              77        240      417      930
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Municipal Bond Fund

Investment Objective                        Portfolio Manager                          Average Portfolio Duration
Seeks high current income exempt from       Benjamin Ehlert                            3-10 years
federal income tax, consistent with
preservation of capital.  Capital           Fund Inception Date                        Credit Quality
appreciation is a secondary objective.      12/31/97                                   B to Aaa; maximum 10% below Baa

Fund Focus                                                                             Dividend Frequency
Investment grade municipal securities                                                  Declared daily and distributed monthly
(tax-exempt bonds)

Principal Investments and Strategies

The Fund invests under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by states and local governments and their agencies, authorities and other instrumentalities. The Fund may invest up to 20% of net assets in U.S. Government securities, money market instruments and/or "private activity" bonds. The average portfolio duration of the Fund normally varies within a three- to ten-year time frame, based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its net assets, under normal market conditions, in Municipal Bonds or "private activity" bonds which are rated below investment grade but rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may purchase and write call and put options, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk               .    Issuer Risk                     .   Management Risk
 .    Credit Risk                      .    Derivatives Risk
 .    Market Risk                      .    Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                      More Recent Return Information
                                                                      12/31/98-06/30/99                  ___%
[Plot points for bar chart:]
                                                                      Quarterly Return Information
1989   1990  1991  1992   1993  1994   1995  1996   1997   1998       (for periods shown in the bar chart)
--     --    --    --     --    --     --    --     --     6.07       Highest (7/1/98 - 9/30/98)   3.33%
                                                                      Lowest (10/1/98 - 12/31/98)        0.18%

Average Annual Total Returns (for periods ended 12/31/98)

                                      1 Year    (12/31/97)         index of municipal bonds.  It is not possible to invest
------------------------------------------------------------------ directly in the index.  The Lipper General Municipal Debt
Institutional Class                    6.07%      6.07%            Fund Average is a total return performance average of Funds
------------------------------------------------------------------ tracked by Lipper Analytical Services, Inc. that invest at
Administrative Class                   5.45%      5.45%            least 65% of their assets in municipal debt issues in the
------------------------------------------------------------------ top four credit ratings.  It does not take into account
Lehman General Municipal Bond          6.48%      6.48%            sales charges.
Index*
------------------------------------------------------------------
Lipper General Municipal Fund          5.32%      5.32%
Average*

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                     Example: Assuming you either redeem or do not
                                   Admini-     Distribution     Total Annual         redeem your shares at the end of each period
                    Advisory      strative    and/or Service    Fund Operating       Year
Share Class           Fees          Fees       (12b-1) Fees       Expenses           1           3          5        10
------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%         0.25%          None             0.50%            $51         $160       $280     $628
------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25          0.25          0.25%             0.75              77          240        417      930
------------------------------------------------------------------------------------------------------------------------------

PIMCO Global Bond Fund

Investment Objective                       Portfolio Manager                         Average Portfolio Duration
Seeks maximum total return, consistent     Lee R. Thomas, III                        3-7 years
with preservation of capital and
prudent investment management              Fund Inception Date                       Credit Quality
                                           11/23/93                                  B to Aaa; maximum 10% below Baa
Fund Focus
Intermediate maturity U.S. and foreign                                               Dividend Frequency
fixed income securities                                                              Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

The Adviser selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors the Adviser believes to be relevant. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk               .    Foreign Investment Risk              .   Derivatives Risk
 .    Credit Risk                      .    Currency Risk                        .    Leveraging Risk
 .    Market Risk                      .    Concentration Risk                   .    Management Risk
 .    Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                       More Recent Return Information
                                                                       12/31/98-06/30/99               ___%
[Plot points for bar chart:]
                                                                       Quarterly Return Information
1989     1990  1991  1992  1993   1994   1995   1996   1997   1998     (for periods shown in the bar chart)
--       --    --    --    --     -1.70  22.96  10.32  -0.90  12.50     Highest (1/1/95 - 3/31/95)      8.40%
                                                                       Lowest (1/1/97 - 3/31/97)       -4.40%

Average Annual Total Returns (for periods ended 12/31/98)

                                                Fund Inception         * The J.P. Morgan Global (Unhedged) Index is an unmanaged
                              1 Year   5 Years    (11/23/93)           index representative of the total return performance in
---------------------------------------------------------------        U.S. dollars on an unhedged basis of major world bond
Institutional Class           12.50%     8.25%       8.84%             markets.  It is not possible to invest directly in the
---------------------------------------------------------------        index.  The Lipper Global Income Fund Average is a total
Administrative Class          12.37%     8.02%       8.61%             return performance average of Funds tracked by Lipper
---------------------------------------------------------------        Analytical Services, Inc. that invest primarily in U.S.
J.P. Morgan Global            15.30%     8.08%       8.16%             dollar and non-U.S. dollar debt securities of issuers
(Unhedged) Index*                                                      located in at least three countries, one of which may be
---------------------------------------------------------------        the United States.  It does not take into account sales
Lipper Global Income Fund      6.23%     5.57%       5.88%             charges.  The Fund began operations on 11/23/93.  Index
Average*                                                               comparisons began on 11/30/93.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                    Example: Assuming you either redeem or do not
                                  Admini-     Distribution      Total Annual        redeem your shares at the end of each period
                    Advisory     strative    and/or Service    Fund Operating       Year
Share Class           Fees         Fees       (12b-1) Fees       Expenses           1         3         5          10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional         0.25%        0.30%          None             0.55%            $56       $176      $307       $689
-----------------------------------------------------------------------------------------------------------------------------------
Administrative        0.25         0.30          0.25%             0.80              82        255       444        990
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Global Bond Fund II
Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum total return, consistent     Lee R. Thomas, III                         3-7 years
with preservation of capital
                                           Fund Inception Date                        Credit Quality
Fund Focus                                 10/2/95                                    B to Aaa; maximum 10% below Baa
Intermediate maturity U.S. and hedged
foreign fixed income securities                                                       Dividend Frequency
                                                                                      Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same policies as the Global Bond Fund, except that:

 . the Fund will normally hedge at least 75% of its exposure to foreign currency;

 .  the Fund may only engage in short sales that are "against the box;"

 .  the Fund may not loan its portfolio securities if their market value exceeds
   25% of the Fund's assets;

 . the Fund may not borrow in excess of 10% of the value of its assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage), or for extraordinary or emergency purposes; and

 . the Fund is subject to different fundamental and non-fundamental investment restrictions than the Global Bond Fund. See "Investment Restrictions" in the Statement of Additional Information.

Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .    Foreign Investment Risk              .    Derivatives Risk
 .    Credit Risk                           .    Currency Risk                        .    Leveraging Risk
 .    Market Risk                           .    Concentration Risk                   .    Management Risk
 .    Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

Calendar Year Total Returns

                                                                More Recent Return Information
                                                                12/31/98-06/30/99                ___%

[Plot points for bar chart:]

                                                                Quarterly Return Information
1989   1990  1991  1992  1993  1994  1995   1996  1997  1998    (for periods shown in the bar chart)
--     --    --    --    --    --    --    12.84  8.68  7.71    Highest (7/1/96 - 9/30/96)      5.39%
                                                                Lowest (1/1/97 - 3/31/97)       0.23%

Average Annual Total Returns (for periods ended 12/31/98)


                                      Fund Inception   * The .P. Morgan Global (Hedged) Index is an unmanaged
                             1 Year     (10/2/95)      index representative of the total return performance in
----------------------------------------------------   U.S. dollars on a hedged basis of major world bond markets.
                                                       It is not possible to invest directly in the index.  The
Institutional Class           7.71%        10.82%      Lipper Global Income Fund Average is a total return
----------------------------------------------------   performance average of Funds tracked by Lipper Analytical
J.P. Morgan Global           11.42%        10.89%      Services, Inc. that invest primarily in U.S. dollar and
 (Hedged) Index*                                       non-U.S. dollar debt securities of issuers located in at
----------------------------------------------------   least three countries, one of which may be the United
Lipper Global Income Fund     6.23%         7.05%      States.  It does not take into account sales charges.  The
 Average*                                              Fund began operations on 10/2/95.  Index comparisons began on 9/30/95.





Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                Example: Assuming you either redeem or do not
                             Admini-         Distribution      Total Annual     redeem your shares at the end of each period
                Advisory    strative      and/or Service    Fund Operating      Year
Share Class      Fees         Fees         (12b-1) Fees        Expenses         1            3              5              10
---------------------------------------------------------------------------------------------------------------------------------
Institutional     0.25%      0.30%         None                 0.55%           $56          $176           $307           $689
---------------------------------------------------------------------------------------------------------------------------------
Administrative    0.25       0.30         0.25%                 0.80             82           255            444            990
---------------------------------------------------------------------------------------------------------------------------------

PIMCO Foreign Bond Fund


Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum total return, consistent                Lee R. Thomas, III              3-7 years
 with preservation of capital and
 prudent investment management                        Fund Inception Date             Credit Quality
                                                      12/3/92                         B to Aaa; maximum 10% below Baa
Fund Focus
Intermediate maturity hedged foreign                                                   Dividend Frequency
 fixed income securities                                                               Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency.


The Adviser selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors the Adviser believes to be relevant. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .   Interest Rate Risk   .  Foreign Investment Risk   .  Derivatives Risk
 .   Credit Risk          .  Currency Risk             .    Leveraging Risk
 .   Market Risk          .  Concentration Risk        .    Management Risk
 .   Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past results performance is no guarantee of future


Calendar Year Total Returns
                                                                   More Recent Return Information
                                                                   12/31/98-06/30/99               ___%
[Plot points for bar chart:]

                                                                   Quarterly Return Information
1989   1990  1991  1992   1993   1994   1995   1996  1997   1998   (for periods shown in the bar chart)
--       --    --    --   16.40  -7.30  21.22  18.89  9.60  10.03  Highest (10/1/95 - 12/31/95)   7.84%
                                                                   Lowest (1/1/94 - 3/31/94)     -5.80%

           Average Annual Total Returns (for periods ended 12/31/98)


                                              Fund Inception   * The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged
                           1 Year   5 Years         (12/3/92)  index representative of the total return performance in
 ------------------------------------------------------------  U.S. dollars of major non-U.S. bond markets.  It is not
                                                               possible to invest directly in the index.  The Lipper
Institutional Class         10.03%    10.01%    11.18%         International Income Fund Average is a total return
-------------------------------------------------------------  performance average of Funds tracked by Lipper Analytical
Administrative Class         9.75%     9.74%    10.91%         Services, Inc. that invest primarily in U.S. dollar and
-------------------------------------------------------------  non-U.S. dollar debt securities of issuers located in at
J.P. Morgan Non-U.S.        12.09%     9.45%    10.24%         least three countries, excluding the United States, except
Index (Hedged)*                                                in periods of market weakness.  It does not take into
-------------------------------------------------------------  account sales charges.  The Fund began operations on
Lipper International        11.91%     6.55%     8.01%         12/3/92.  Index comparisons began on 11/30/92.
Income Fund Average*

 Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                     Example: Assuming you either redeem or do not
                                      Admini-      Distribution       Total Annual   redeem your shares at the end of each period
                      Advisory       strative     and/or Service     Fund Operating  Year
Share Class             Fees           Fees        (12b-1) Fees        Expenses      1            3          5         10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional           0.25%          0.25%            None              0.50%       $51         $160       $280      $628
-----------------------------------------------------------------------------------------------------------------------------------
Administrative          0.25           0.25            0.25%              0.75         77          240        417       930
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO International Bond Fund

This Fund is offered only to private account clients of PIMCO

Investment Objective                       Portfolio Manager                           Average Portfolio Duration
Seeks maximum total return, consistent     Lee R. Thomas, III                          0-8 years
with preservation of capital and
prudent investment management              Fund Inception Date                         Credit Quality
                                           12/13/89                                    Baa to Aaa
Fund Focus
Foreign fixed income securities                                                        Dividend Frequency
                                                                                       Declared and distributed quarterly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in Fixed Income Instruments of foreign issuers representing at least three foreign countries or currencies, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency.



The Adviser selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors the Adviser believes to be relevant. The Fund may invest only in investment grade securities. The average portfolio duration of the Fund varies based on the strategy currently being used by the Adviser in managing the assets of the Fund within the overall PIMCO private account management program, but is normally not expected to exceed eight years. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:


 .  Interest Rate Risk    .  Foreign Investment Risk      .  Derivatives Risk
 .  Credit Risk           .  Currency Risk                .  Leveraging Risk
 .  Market Risk           .  Concentration Risk           .  Management Risk
 .  Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

                    Calendar Year Total Returns
                                                                        More Recent Return Information
                                                                        12/31/98-06/30/99  ___%

[Plot points for bar chart:]

                                                                        Quarterly Return Information
1989   1990   1991  1992   1993   1994   1995   1996  1997   1998       (for periods shown in the bar chart)
                                                                         Highest (10/1/95 - 12/31/95)    7.84%
--     7.05  14.29  7.00   14.31  -9.52  20.76  16.75 6.21   11.21       Lowest (4/1/94 - 6/30/94)      -5.80%

Average Annual Total Returns (for periods ended 12/31/98)

                                               Fund Inception    * The Salomon World Government Bond Index is an unmanaged
                      1 Year       5 Years       (12/13/89)       index of ___.  It is not possible to invest directly
---------------------------------------------------------------  in the index. The Lehman Brothers Aggregate Bond Index is
Institutional Class     11.21%        8.54%        9.42%         an unmanaged index of fixed income securities. The
---------------------------------------------------------------  Lipper International Income Fund Average is a total return
Salomon World Gov't     11.42%        9.51%        9.14%         performance average of Funds tracked by Lipper Analytical Services,
---------------------------------------------------------------  Inc. that invest primarily in U.S. dollar and non-U.S. dollar
Lehman Aggregate                                                 debt securities of issuers located in at least three countries,
Bond Index*              8.69%        7.27%        8.64%         excluding the United States. It does not take into account sales
---------------------------------------------------------------  charges. The Fund began operations on 12/13/89. Index comparisons
Lipper International    11.91%        6.55%        8.01%         began on 11/30/89.
Income Fund Average

 Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                       Example: Assuming you either redeem or do not
                                 Admini-          Distribution        Total Annual     redeem your shares at the end of each period
                   Advisory      strative        and/or Service      Fund Operating      Year
Share Class          Fees         Fees       (12b-1) Fees           Expenses          1          3          5       10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional        0.25%         0.25%             None               0.50%             $51        $160       $280    $628
-----------------------------------------------------------------------------------------------------------------------------------
Administrative       0.25          0.25             0.25%               0.75               77         240        417     930
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Emerging Markets Bond Fund


Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum total return, consistent     Michael J. Rosborough                      0-8 years
with preservation of capital and
prudent investment management              Fund Inception Date                        Credit Quality
                                           7/31/97                                    B to Aaa
Fund Focus
Emerging market fixed income securities                                               Dividend Frequency
                                                                                      Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in foreign currencies and the U.S. dollar. The Fund also may invest up to 10% of its assets in shares of investment companies that invest primarily in emerging market debt securities. The average portfolio duration of the Fund varies based on the Adviser's view of the potential for total return offered by a particular duration strategy and, under normal market conditions, is not expected to exceed eight years.

The Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, the Adviser generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Adviser will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund's investments in emerging market fixed income securities may be represented by securities on which the return is derived primarily from emerging securities markets, when the Adviser deems it appropriate to do so. The Fund may invest substantially all of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:


 .  Interest Rate Risk     .  Foreign Investment Risk        .  Derivatives Risk
 .  Credit Risk            .  Currency Risk                  .  Leveraging Risk
 .  Market Risk            .  Concentration Risk             .  Management Risk
 .  Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


Calendar Year Total Returns
                                                                           More Recent Return Information
                                                                           12/31/98-06/30/99                ___%

[Plot points for bar chart:]
                                                                           Quarterly Return Information
1989  1990  1991  1992  1993  1994  1995  1996  1997    1998               (for periods shown in the bar chart)
                                                                           Highest (10/1/98 - 12/31/98)   12.27%
--    --    --    --    --    --    ---   --    --      -11.76             Lowest (7/1/98 - 9/30/98)     -21.05%

Average Annual Total Returns (for periods ended 12/31/98)


                                                         Fund Inception    * The J.P. Morgan Emerging Markets Bond Index is an
                                                1 Year         (7/31/97)   unmanaged index which tracks the total returns for
------------------------------------------------------------------------   Brady Bonds.  It is not possible to invest directly
                                                                           in the index. The Lipper Emerging Market Debt Fund
Institutional Class                             -11.76%          -10.26%   Average is a total return performance average of
------------------------------------------------------------------------   Funds tracked by Lipper Analytical Services, Inc.
Administrative Class                            -12.84%          -11.10%   that seek either current current or total income
------------------------------------------------------------------------   by investing at least 65 % of total assets in
J.P. Morgan Emerging Markets Bond Index*        -14.35%          -11.36%   emerging debt securities.  It does not take
------------------------------------------------------------------------   account sales charges.
Lipper Emerging Market Debt Fund Average*       -20.80%          -15.58%

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                     Example: Assuming you either redeem or do not
                                Admini-     Distribution       Total Annual          redeem your shares at the end of each period
                   Advisory    strative     and/or Service    Fund Operating         Year
Share Class          Fees        Fees        (12b-1) Fees        Expenses             1          3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional        0.45%       0.40%          None             0.85%                $ 87       $271     $471      $1,049
-----------------------------------------------------------------------------------------------------------------------------------
Administrative       0.45        0.40           0.25%            1.10                  112        350      606       1,340
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Emerging Markets Bond Fund II


This Fund is offered only to private account clients of PIMCO

Investment Objective                       Portfolio Manager                          Average Portfolio Duration
Seeks maximum total return, consistent     Michael J. Rosborough                      0-8 years
with preservation of capital and
prudent investment management              Fund Inception Date                        Credit Quality
                                           4/8/98                                     B to Aaa; max 10% below BB
Fund Focus
Emerging market fixed income securities                                               Dividend Frequency
                                                                                      Declared daily and distributed monthly


Principal Investments and Strategies

The Fund has the same policies as the        denominated in currencies of                 unrated, determined by the
Emerging Markets Bond Fund, except           emerging market countries;  an               Adviser to be of comparable
that:                                                                                     quality.

 .  the Fund may only invest up to          . the Fund may only invest up to
   15% of its assets in securities           10%  of its assets in securities
                                             rated B by Moody's or S&P, or, if


Principal Risks

Among the principal risks of investing in the Fund are:

 .    Interest Rate Risk                    .      Foreign Investment Risk             .   Derivatives Risk
 .    Credit Risk                           .      Currency Risk                       .   Leveraging Risk
 .    Market Risk                           .      Concentration Risk                  .   Management Risk
 .    Issuer Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

As the Fund commenced operations in April, 1998, it does not yet have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                   Example: Assuming you either redeem or do not
                                 Admini-      Distribution      Total Annual       redeem shares at the end of each period
                  Advisory      strative     and/or Service    Fund Operating      Year
Share Class         Fees          Fees        (12b-1) Fees        Expenses          1          3           5           10
---------------------------------------------------------------------------------------------------------------------------------
Institutional        0.45%        0.40%           None             0.85%           $ 87       $271        $471        $1,049
---------------------------------------------------------------------------------------------------------------------------------
Administrative       0.45         0.40            0.25%            1.10             112        350         606         1,340
---------------------------------------------------------------------------------------------------------------------------------

PIMCO Strategic Balanced Fund

Investment Objective                       Portfolio Manager        Average Portfolio Duration
Seeks maximum total return, consistent     A team led by            0-6 years
with preservation of capital and           William H. Gross
prudent investment management                                       Credit Quality
                                           Fund Inception Date      B to Aaa; maximum 10% below Baa
Fund Focus                                 6/28/96
Securities eligible for purchase by the                             Dividend Frequency
Total Return and StocksPLUS Funds                                   Declared and distributed quarterly

Principal Investments and Strategies

The Fund invests in the securities eligible for purchase by the Total Return and StocksPLUS Funds. The percentage of the Fund's assets invested in equity or fixed income exposure will vary according to a methodology developed by the Adviser. The methodology is based upon the Adviser's long-standing process of economic forecasting of business cycle stages and consideration of the risk and reward potential of equity and fixed income securities. The Fund's equity exposure will vary between 45% and 75% of its assets, and its fixed income exposure will vary between 25% and 55% of its assets. There is no assurance that the Adviser's methodology for selecting the optimal blend of equity and fixed income exposure will be successful.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Market Risk              .  Credit Risk                 .  Currency Risk
 .  Issuer Risk              .  Derivatives Risk            .  Leveraging Risk
 .  Interest Rate Risk       .  Foreign Investment Risk     .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                     More Recent Return Information
                                                                     12/31/98-06/30/99            ___%
 [Plot points for bar chart:]

                                                                     Quarterly Return Information
1989     1990  1991  1992  1993  1994  1995  1996   1997   1998      (for periods shown in the bar chart)
--       --    --    --    --    --    --    --    24.17  19.66      Highest (4/1/97 - 6/30/97)     12.23%
                                                                     Lowest (7/1/98 - 9/30/98)      -4.60%

Average Annual Total Returns (for periods ended 12/31/98)

                                             Fund Inception          * The Lipper Balanced Index is an index of the 30 largest
                                  1 Year        (6/28/96)            Balanced Funds equally weighted.  The index reflects
------------------------------------------------------------         performance which is net of fees charges by each fund in
                                                                     the index.  It is not possible to invest directly in the
Institutional Class               19.66%         21.72%              index.  The Lipper Balanced Fund Average is a total return
------------------------------------------------------------         performance average of Funds tracked by Lipper Analytical
Lipper Balanced Index*            15.03%         17.46%              Services, Inc., whose primary objective is to conserve
------------------------------------------------------------         principal by maintaining at all times a balanced portfolio
Lipper Balanced Fund Average*     13.50%         16.74%              of both stocks and bonds.  It does not take into account
                                                                     sales charges.  The Fund began operations on 6/28/96.
                                                                     Index comparisons began on 6/30/96.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment
- such as sales charges (loads), redemption fees or exchange fees)          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                               Example: Assuming you either redeem or do not redeem
                                   Admini-    Distribution    Total Annual     your shares at the end of each period
                    Advisory      strative   and/or Service  Fund Operating    Year
Share Class           Fees          Fees      (12b-1) Fees      Expenses       1            3            5          10
-----------------------------------------------------------------------------------------------------------------------------------
Institutional         0.40%         0.25%         None            0.65%         $66         $208         $362       $  810
-----------------------------------------------------------------------------------------------------------------------------------
Administrative        0.40          0.25          0.25%           0.90           92          287          498        1,108
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Convertible Bond Fund

Investment Objective                       Portfolio Manager          Average Portfolio Duration
Seeks maximum total return, consistent     Sandra K. Durn             N/A
with prudent investment management
                                           Fund Inception Date        Credit Quality
Fund Focus                                 4/1/99                     Caa to Aaa; maximum 35% below Baa and
Convertible securities                                                10% below B

                                                                      Dividend Frequency
                                                                      Declared and distributed quarterly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities include but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest up to 35% of its assets in convertible securities that are rated below investment grade but rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in non-convertible securities eligible for purchase by the Fixed Income Funds. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Market Risk             .  Credit Risk                 .  Currency Risk
 .  Issuer Risk             .  Derivatives Risk            .  Leveraging Risk
 .  Interest Rate Risk      .  Foreign Investment Risk     .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

As the Fund commenced operations in April, 1999, it does not yet have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -such as sales
charges (loads), redemption fees or exchange fees)                          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you either redeem or do not
                                       Admini-     Distribution       Total Annual    redeem your shares at the end of each period
                        Advisory      strative    and/or Service     Fund Operating   Year
Share Class               Fees          Fees       (12b-1) Fees         Expenses      1          3          5           10
------------------------------------------------------------------------------------------------------------------------------------
Institutional             0.40%         0.25%          None               0.65%       $66        $208       $362        $  810
------------------------------------------------------------------------------------------------------------------------------------
Administrative            0.40          0.25           0.25%              0.90         92         287        498         1,108
------------------------------------------------------------------------------------------------------------------------------------

PIMCO StocksPLUS Fund

Investment Objective                            Portfolio Manager          Average Portfolio Duration
Seeks total return which exceeds that of        A team led by              0-1 year
the S&P 500                                     William H. Gross
                                                                           Credit Quality
Fund Focus                                      Fund Inception Date        B to Aaa; maximum 10% below Baa
S&P 500 stock index derivatives backed          5/13/93
by a portfolio of short-term fixed                                         Dividend Frequency
income securities                                                          Declared and distributed uarterly

Principal Investments and Strategies

The Fund invests under normal market conditions substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Fund, with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining. When S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest up to 100% of its assets in a "basket" of S&P 500 stocks. The composition of this basket will be determined by standard statistical techniques that analyze the historical correlation between the return of every stock currently in the S&P 500 and the return on the S&P 500 itself. The Adviser may employ fundamental stock analysis only to choose among stocks that have already satisfied the statistical correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500.

Assets not invested in equity securities or derivatives may be invested in securities eligible for purchase by the Fixed Income Funds. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may invest up to 20% of its assets in securities of foreign issuers, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts. The Fund will normally hedge at least 75% of its exposure to foreign currency. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund are:

 .  Market Risk          .  Credit Risk                 .  Currency Risk
 .  Issuer Risk          .  Interest Rate Risk          .  Leveraging Risk
 .  Derivatives Risk     .  Foreign Investment Risk     .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                      More Recent Return Information
                                                                      12/31/98-06/30/99            ___%
[Plot points for bar chart:]
                                                                      Quarterly Return Information
1989     1990  1991  1992  1993  1994   1995   1996   1997   1998     (for periods shown in the bar chart)
--       --    --    --    --    2.92  40.52  23.07  32.85  28.33     Highest (10/1/98 - 12/31/98)   21.45%
                                                                      Lowest (7/1/98 - 9/30/98)      -9.77%

Average Annual Total Returns (for periods ended 12/31/98)

                                                  Fund Inception      * The Standard & Poor's 500 Composite Stock Price Index is
                           1 Year   5 Years         (5/13/93)         an unmanaged index of common stocks.  It is not possible to
------------------------------------------------------------------    invest directly in the index.  The Lipper Growth & Income
                                                                      Fund Average is a total return performance average of Funds
Institutional Class         28.33%    24.86%           23.62%         tracked by Lipper Analytical Services, Inc. that combine a
------------------------------------------------------------------    growth-of-earnings orientation and an income requirement
Administrative Class        27.85     24.48%           23.26%         for level and/or rising dividends. It does not take into
------------------------------------------------------------------    account sales charges.  The Fund began operations on
S&P 500 Index*              28.58%    24.06%           22.63%         5/13/93.  Index comparisons began on 4/30/93.
------------------------------------------------------------------
Lipper Growth &             15.61%    18.35%           17.71%
Income Fund Average*

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)            None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                      Example: Assuming you either redeem or do not
                                 Admini-       Distribution       Total Annual        redeem your shares at the end of each period
                  Advisory      strative      and/or Service     Fund Operating       Year
Share Class         Fees          Fees         (12b-1) Fees         Expenses          1          3         5         10
------------------------------------------------------------------------------------------------------------------------------------
Institutional       0.40%         0.25%            None               0.65%                      $66       $208      $362      $ 810
------------------------------------------------------------------------------------------------------------------------------------
Administrative      0.40          0.25             0.25%              0.90                        92        287       498      1,108
------------------------------------------------------------------------------------------------------------------------------------

                          Summary of Principal Risks


     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. The chart at the end of this section identifies the principal risks of all of the Funds. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks.

     . Interest Rate Risk. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

     .    Credit Risk. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit risk. These fixed income securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

     .    Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

     .    Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

     . Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     .    Derivatives Risk.  Each Fund (except the Money Market Fund) may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques - Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage. A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     .    Foreign Investment Risk. A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region such as Southeast Asia can adversely affect securities of other countries whose economies appear to be unrelated.

     Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

     .    Currency Risk. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

     . Concentration Risk. Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. The Real Return Bond, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond and Emerging Markets Bond II Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

     .    Leveraging Risk. When a Fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Each Fund may take on leveraging risk by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities or through the use of when-issued, delayed-delivery or forward commitment transactions. Certain Funds may also take on leveraging risk by using derivatives. The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

     .    Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                            Principal Risks by Fund

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

---------------------------------------------------------------------------------------------------------------------------------
                    Interest                                Foreign                                           Concen-     Manage-
                    Rate      Credit    Market   Issuer     Invest-     Currency    Deriva-       Leverag-    tration     ment
Fund                Risk      Risk      Risk     Risk       ment Risk   Risk        tives Risk    ing Risk    Risk        Risk
---------------------------------------------------------------------------------------------------------------------------------
Money Market         .         .         .        .                                                                        .
---------------------------------------------------------------------------------------------------------------------------------
Short-Term           .         .         .        .                                      .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Low Duration         .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Low Duration II      .         .         .        .                                      .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Low Duration III     .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Low Duration         .         .         .        .             .                        .           .                     .
Mortage
---------------------------------------------------------------------------------------------------------------------------------
Moderate Duration    .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Real Return Bond     .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
Total Return         .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Total Return II      .         .         .        .                                      .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Total Return III     .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Total Return
Mortgage             .         .         .        .             .                        .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
High Yield           .         .         .        .             .                        .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Long-Term U.S.
Government           .         .         .        .                                      .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Long Duration        .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Global Bond          .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
Global Bond II       .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
Foreign Bond         .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
International Bond   .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Bond                 .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Bond II              .         .         .        .             .        .               .           .         .           .
---------------------------------------------------------------------------------------------------------------------------------
Municipal Bond       .         .         .        .                                      .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Strategic Balanced   .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
Convertible Bond     .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------
StocksPLUS           .         .         .        .             .        .               .           .                     .
---------------------------------------------------------------------------------------------------------------------------------

                            Management of the Funds

The business affairs of the Funds are managed under the direction of the Trust's Board of Trustees. Information about the Trustees and the Trust's executive officers is included in the Statement of Additional Information under the heading "Management of the Trust."

Investment Adviser and Administrator

     PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

     PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of _____, 1999, PIMCO had more than $_____ billion in assets under management.

     .    Advisory Fees. Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 1999, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                                                                   Advisory Fees
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                                                                           0.15%
Short-Term, Low Duration, Low Duration II, Low Duration III, Low Duration Mortgage,                         0.25%
Moderate Duration, Real Return Bond, Total Return, Total Return II, Total Return  III,
Total Return Mortgage, High Yield, Long-Term U.S. Government, Global Bond, Global Bond
II, Foreign Bond, International Bond and Municipal Bond Funds
Strategic Balanced and StocksPLUS Funds                                                                     0.40%
Emerging Markets Bond and Emerging Markets Bond II Funds                                                    0.45%

          The Long Duration and Convertible Bond Funds did not have operations during the fiscal year ended March 31, 1999. The investment advisory fees for the Long Duration and Convertible Bond Funds are at an annual rate of 0.25% and 0.40%, respectively, based upon the average daily net assets of the Fund.

     .    Administrative Fees. Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

          For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

Fund                                                                                               Administrative Fees
--------------------------------------------------------------------------------------------------------------------------
Low Duration and Total Return Funds                                                                       0.18%
Money Market, Short-Term and Moderate Duration Funds                                                      0.20%
Low Duration II, Low Duration III, Low Duration Mortgage, Real Return Bond, Total Return II,              0.25%
Total Return  III, Total Return Mortgage, High Yield, Long-Term U.S. Government, Foreign Bond,
International Bond, Municipal Bond, Strategic Balanced and StocksPLUS Funds
Global Bond II and Global Bond II Funds                                                                   0.30%
Emerging Markets Bond and Emerging Markets Bond II Funds                                                  0.40%

          The Long Duration and Convertible Bond Funds did not have operations during the fiscal year ended March 31, 1999. The administrative fees for the Long Duration and Convertible Bond Funds are at an annual rate of 0.25% and 0.40%, respectively, based upon the average daily net assets of the Fund.

     .    Individual Portfolio Managers.  The following individuals have primary responsibility for managing each of the noted Funds.

Fund                Portfolio Manager        Since          Recent Professional Experience
Money Market        Leslie Barbi             11/95          Senior Vice President, PIMCO. She joined PIMCO as a
                                                            Portfolio Manager in 1993, and has managed assets for
                                                            various institutional accounts since that time.

Fund                     Portfolio Manager        Since         Recent Professional Experience

Short-Term               William H. Gross         1/98          Managing Director, Chief Investment Officer and a founding
Low Duration                                      5/87*         partner of PIMCO.  He leads a team which manages the
Low Duration II                                   11/91*        Short-Term, Moderate Duration, Strategic Balanced and
Low Duration III                                  12/96*        StocksPLUS Funds.
Moderate Duration                                 12/96*
Total Return                                      5/87*
Total Return II                                   12/91*
Total Return III                                  5/91*
Strategic Balanced                                1/98
StocksPLUS                                        1/98



Low Duration Mortgage    William C. Powers        7/97*         Managing Director, PIMCO. He joined PIMCO as a Portfolio
                                                                Manager in 1991, and has managed assets for various
                                                                institutional accounts since that time.
Real Return Bond         John Brynjolfsson        1/97*         Senior Vice President, PIMCO. He joined PIMCO as a Portfolio
                                                                Manager in 1989, and has managed assets for various
                                                                institutional accounts since that time.
Total Return Mortgage    Pasi Hamalainen          7/97*         Executive Vice President, PIMCO. He joined PIMCO as a
Long-Term U.S.                                    7/97          Portfolio Manager in 1994, and has managed assets for
 Government                                                     various institutional accounts since that time.
Long Duration

High Yield               Benjamin Trosky          12/92         Managing Director, PIMCO. He joined PIMCO as a Portfolio
                                                                Manager in 1990, and has managed assets for various
                                                                institutional accounts since that time.
Municipal Bond           Benjamin Ehlert          12/97*        Executive Vice President, PIMCO. He has been a Portfolio
                                                                Manager for PIMCO since 1986,  and has managed assets for
                                                                various institutional accounts since that time.
Global Bond              Lee R. Thomas, III       7/95          Managing Director and Senior International Portfolio
Global Bond II                                    10/95*        Manager, PIMCO. He joined PIMCO as a Portfolio Manager in
Foreign Bond                                      7/95          1995, and has managed assets for various institutional
International Bond                                7/95          accounts since that time. Prior to joining PIMCO, he was
                                                                associated with Investcorp as a member of the management
                                                                committee responsible for global securities and foreign
                                                                exchange trading.



Emerging Markets Bond    Michael J. Rosborough    8/97          Senior Vice President, PIMCO. He joined PIMCO as a Portfolio
Emerging Markets Bond                                           Manager in 1995, and has managed assets for various
 II                                               4/98          institutional accounts since that time.


Convertible Bond         Sandra K. Durn           4/99*         Vice President, PIMCO.  She joined PIMCO as a Portfolio
                                                                Manager in 1999.  Prior to joining PIMCO, she was associated with Nicholas-Applegate Capital Management where she was a
                                                                Convertible Securities Portfolio Manager from 1995 to 1999, and a Quantitative Analyst since 1994.

_________________
*  Since inception of the Fund.

                              Investment Options
             (Institutional Class and Administrative Class Shares)


     The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.


     The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.


1Service and Distribution Fees - Administrative Class Shares.   The Trust has
adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.


     Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.


     In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.


     .    Arrangements with Service Agents. Institutional Class and
Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                     Purchases, Redemptions and Exchanges


Purchasing Shares


     Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

     Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

     Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

     .    Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by PIMCO Funds Distributors LLC (the "Distributor"), the Funds' distributor, in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

     The Trust and the Distributor may waive the minimum initial investment for other categories of investors in their discretion.

     The investment minimums discussed in this section and the limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

     .    Timing of Purchase Orders and Share Price Calculations. A purchase order, together with payment in proper form, received by the Trust's transfer agent, National Financial Data Services ("Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange, on a day the Trust is open for business, will be effected at that day's NAV. An order received after the close of regular trading on the Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

     .    Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-800-0952.

     Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust's Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

     An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

     .    Additional Investments. An investor may purchase additional
Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

     .    Other Purchase Information. Purchases of a Fund's Institutional Class
and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

     The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

     An investor should purchase and sell shares of the Funds for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

     Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

     Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

     .    Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares


     .    Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

     .    Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-760-4456, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

     In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the
redemption policies of the Trust detailed below.   See "Other Redemption
Information."

     Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective.
Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

     Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

     .    Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt in good order of the redemption request by the Trust or its designee. A redemption request received by the Trust or its designee prior to the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

     Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the federal securities laws.

     For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

     Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

     The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

     An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiary partnerships. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Trust.

     An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

     The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders prior notice whenever it is reasonably able to do so.

                          How Fund Shares Are Priced

     The Trust calculates the net asset value ("NAV") of a Fund's Institutional and Administrative Class shares by taking the total value of the Fund's assets attributable to the particular class, subtracting the Fund's liabilities attributable to the class, and dividing by the Fund's total number shares of that class outstanding. The net asset value per share of each Fund is determined as of 4:00 p.m., Eastern time, or as of such other time designated by the New York Stock Exchange (the "Exchange") as the close of public trading ("closing"), on each day the Exchange is open.

     The Funds other than the Money Market Fund value their portfolio securities and other investments for which market quotations are readily available at market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities with more readily attainable prices and durations comparable to the securities being valued. Short-term investments having a maturity of 60 days or less may be valued at current market value or at amortized cost, which approximates market value. Exchange traded options, futures, and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. All other portfolio securities and assets are valued at their fair value as determined in good faith by the Trustees or persons acting at their direction.

     The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Fund investments quoted in foreign currencies are translated into U.S. dollars using foreign exchange quotations provided by independent dealers. As a result, the NAV of a Fund's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. Because foreign markets may be open at different times than the Exchange, the NAV of a Fund's shares may change on days when the Exchange is closed and an investor is not able to buy, redeem or exchange shares.

     In determining their daily net asset values, the Funds use price data received shortly after 4:00 p.m. Eastern time believed to reflect the current market value of securities held by the Funds as of the closing of the Exchange. The Funds intend to use these prices regardless of the impact of any post-closing adjustments to securities prices, as long as, in the view of the Funds, such prices represent the current market value of the securities as of the time selected by the Funds for the calculation of net asset value.

     Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

                              Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                                                                     Declared Daily and Paid      Declared and Paid
                                                                                 Monthly                  Quarterly
Fixed Income Funds (except the International Bond Fund)                            .
-----------------------------------------------------------------------------------------------------------------------------
International Bond, Strategic Balanced, Convertible and StocksPLUS                                            .
 Funds

     In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

     A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

     For further information on distribution options, please contact the Trust at 1-800-927-4648.

                               Tax Consequences

     .    Taxes on Fund distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

     Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

     Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

     .    Taxes on redemption or exchanges of shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

     .    A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     .    A Note on the Municipal Bond Fund. Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If the Fund invests in "private activity bonds," certain shareholder may become subject to alternative minimum tax on the part of the Fund's distributions derived from interest on such bonds.

                  Characteristics and Risks of Securities and
                             Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgement and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Corporate Debt Securities

     Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fixed Income Fund may invest in floating rate debt instruments ("floaters") and (except the Money Market and Municipal Bond Funds) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fixed Income Fund (except the Money Market and Municipal Bond Funds) may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. A Fund may not invest more than 5% (10% in the case of the Low Duration Mortgage and Total Return Mortgage Funds) of its net assets in any combination of inverse floater, interest only, or principal only securities.

Foreign Securities

     Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of pyments position. The securities markets,

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values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

     Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

     Emerging Market Securities. The Emerging Markets Bond and Emerging Markets Bond II Funds invest primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term, Low Duration and Low Duration III Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about
issuers; and less developed legal systems.   In addition, emerging securities
markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

     Each Fixed Income Fund (except the Long-Term U.S. Government and Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign Currencies

     A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to

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intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

     Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

High Yield Securities

     Securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Services ("S&P") are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

     Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to the Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

     A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may

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depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Derivatives

     Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Municipal Bond Fund may not enter into swap agreements or purchase or sell options relating to foreign currencies. Each Fund (except the Money Market and Municipal Bond Funds) may invest all of its assets in derivative instruments, subject to the Fund's objectives and policies. A Fund may not employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

     A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

     Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

     Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

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     Leverage Risk  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

     Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

     Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

     Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Convertible Securities

     Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse affect on the Fund's ability to achieve its investment objective.

     While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider equity securities or convertible securities to gain exposure to such investments.

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Mortgage-Related and Other Asset-Backed Securities

     Each Fund (except the Money Market, Municipal Bond and Convertible Bond Funds) may invest all of its assets in mortgage- or other asset-backed securities. The Convertible Bond Fund may invest up to 35% of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

     The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds

     Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Loan Participations and Assignments

     Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to

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do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Short Sales

     Each Fund (except the Total Return III, High Yield and StocksPLUS Funds) may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Global Bond Fund II may only make short sales if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration (a "short sale against the box"). For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale (other than a "short sale against the box") must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

     Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

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     Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. The interest rate or principal payable at maturity of a hybrid security may increase or decrease, depending on changes in the value of an underlying benchmark. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. Benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks. Hybrids also entail credit risk. A Fund may not invest more than 5% of its assets in hybrid instruments.

Catastrophe Bonds

     Each Fixed Income Fund (except the Money Market Fund) and the StocksPLUS Fund may invest in "catastrophe bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risk.

Portfolio Turnover

     The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).

Illiquid Securities

     Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or

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contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

     Each Fund may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Year 2000 Readiness Disclosure

     Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO, the Distributor, the Trust's shareholder servicing and transfer agent and custodian, and certain other service providers to the Funds have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally.

Changes in Investment Objectives and Policies

     The investment objective of each of the Global Bond Fund II may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

     Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

     The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                             Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                       Net Asset     Next       Net Realized   Total Income   Dividends   Dividends in  Distributions  Distributions
       Year or           Value    Investment   and Unrealized  (Loss) from    from Net   Excess of Net     from Net    in Excess of
       Period          Beginning    Income     Gain (Loss) on   Investment   Investment    Investment      Realized    Net Realized
        Ended          of Period                 Investments    Operations     Income        Income     Capital Gains  Capital Gains
------------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund
 Institutional Class
        3/31/99
        3/31/98
        3/31/97
11/1/95-3/31/96
       10/31/95
       10/31/94
Administrative
   Class
        3/31/99
        3/31/98
        3/31/97
        3/31/96
    10/31/95(a)
Short-Term Fund
Institutional
   Class
        3/31/99
        3/31/98
        3/31/97
        3/31/96
        3/31/95
Administrative
   Class
        3/31/99
        3/31/98
        3/31/97
     3/31/96(b)

+ Per share amounts based on average number of shares outstanding during the period.
(a)  From commencement of operations, January 25, 1995.
(b)  From commencement of operations, February 1, 1996.

                                                                                          Ratio of Net
                                     Net Asset              Net Assets      Ratio of       Investment
    Tax Basis                          Value                    End        Expenses to     Income to      Portfolio
      Return            Total           End       Total      of Period       Average        Average       Turnover
    of Capital      Distributions    of Period    Return      (000's)      Net Assets     Net Assets        Rate
-----------------------------------------------------------------------------------------------------------------------























+  Annualized

                       Net Asset               Net Realized   Total Income   Dividends   Dividends in  Distributions   Distributions
          Year or        Value        Net     and Unrealized   (Loss) from   from Net   Excess of Net     from Net     in Excess of
          Period       Beginning  Investment  Gain (Loss) on   Investment   Investment    Investment      Realized     Net Realized
           Ended       of Period    Income      Investments    Operations     Income        Income     Capital Gains   Capital Gains
------------------------------------------------------------------------------------------------------------------------------------
 Low Duration Fund
Institutional Class
             3/31/99
             3/31/98
             3/31/97
             3/31/96
             3/31/95

Administrative Class
             9/30/98
             3/31/98
             3/31/97
             3/31/96
          3/31/95(c)
Low Duration Fund II
 Institutional Class
             3/31/99
             3/31/98
             3/31/97
             3/31/96
             3/31/95

Administrative Class
             3/31/99
          3/31/98(d)

Low Duration Fund III
 Institutional
             3/31/99
             3/31/98
          3/31/97(e)
Low Duration Mortgage
 Institutional Class
             3/31/99
          3/31/98(f)

Moderate Duration Fund
 Institutional Class
             3/31/99
            03/31/98
         03/31/97(e)
Real Return Bond Fund
 Institutional Class
             3/31/99
             3/31/98
          3/31/97(g)

+  Per share amounts based on average number of shares outstanding during the period.
(c)  From commencement of operations, January 25, 1995.
(d)  From commencement of operations, February 2, 1998.
(e)  From commencement of operations, December 31, 1996.
(f)  From commencement of operations, July 31, 1997.

                                                                                         Ratio of Net
                                    Net Asset             Net Assets      Ratio of        Investment
   Tax Basis                          Value                   End        Expenses to       Income to     Portfolio
     Return             Total          End       Total     of Period       Average          Average      Turnover
   of Capital       Distributions   of Period    Return     (000's)      Net Assets        Net Assets      Rate
-----------------------------------------------------------------------------------------------------------------------



































+      Annualized
(h)

(i)

                             Net Asset                   Net Realized    Total Income    Dividends       Dividends in
    Year or                    Value          Met       and Unrealized    (Loss) from     from Net       Excess of Net
    Period                   Beginning     Investment   Gain (Loss) on    Investment     Investments      Investment
    Ended                    of Period      Income        Investment      Operations      Income            Income
-------------------------------------------------------------------------------------------------------------------------
Total Return Fund
Institutional Class
     3/31/99
     3/31/98
     3/31/97
     3/31/96
     3/31/95
Administrative Class
     3/31/99
     3/31/98
     3/31/97
     3/31/96
     3/31/95(j)
Total Return Fund II
 Institutional Class
     3/31/99
     3/31/98
     3/31/97(a)
  11/1/95-3/31/95
     10/31/95
     10/31/94
Administrative Class
     3/31/99
     3/31/98
     3/31/97
     3/31/96
   10/31/95(k)
Total Return Fund III
 Institutional Class
     3/31/99
     3/31/98
     3/31/97
     3/31/96
     3/31/95
Administrative Class
     3/31/99
     3/31/98(l)
Total Return Mortgage Fund
 Institutional Class
     3/31/99
     3/31/98(f)

                                 Distributions   Distributions
    Year or                        from Net      in Excess of
    Period                         Realized      Net Realized
    Ended                        Capital Gains   Capital Gains
---------------------------------------------------------------
Total Return Fund
Institutional Class
           3/31/99
           3/31/98
           3/31/97
           3/31/96
           3/31/95
    Administrative Class
           3/31/99
           3/31/98
           3/31/97
           3/31/96
         3/31/95(j)
    Total Return Fund II
     Institutional Class
           3/31/99
           3/31/98
         3/31/97(a)
       11/1/95-3/31/95
          10/31/95
          10/31/94
    Administrative Class
           3/31/99
           3/31/98
           3/31/97
           3/31/96
         10/31/95(k)
    Total Return Fund III
     Institutional Class
           3/31/99
           3/31/98
           3/31/97
           3/31/96
           3/31/95
    Administrative Class
           3/31/99
         3/31/98(l)
 Total Return Mortgage Fund
     Institutional Class
           3/31/99
         3/31/98(f)

(j)  From commencement of operations, September 8, 1994.
(k)  From commencement of operations, November 30, 1994.
(l)  From commencement of operations, April 11, 1997.

                                                                                                       Ratio of Net
                                         Net Asset                    Net Assets        Ratio of        Investment
     Tax Basis                             Value                         End          Expenses to       Income to       Portfolio
       Return            Total              End         Total         of Period         Average          Average        Turnover
     of Capital       Distributions      of Period      Return         (000's)         Net Assets       Net Assets        Rate
------------------------------------------------------------------------------------------------------------------------------------




































    +  Annualized

                        Net Asset               Net Realized    Total Income  Dividends   Dividends in  Distributions  Distributions
        Year or           Value        Net     and Unrealized   (Loss) from   from Net    Excess of Net    from Net     in Excess of
        Period          Beginning  Investment  Gain (Loss) on   Investment   Investment    Investment      Realized     Net Realized
         Ended          of Period    Income      Investments    Operations     Income        Income     Capital Gains  Capital Gains
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund
Institutional Class
            3/31/99
            3/31/98
            3/31/97
            3/31/96
            3/31/95
Administrative Class
            3/31/99
            3/31/98
            3/31/97
            3/31/96
         3/31/95(m)
Long-Term U.S. Gov't
 Fund
Institutional Class
            3/31/99
            3/31/98
            3/31/97
            3/31/96
            3/31/95
Administrative Class
            3/31/99
         3/31/98(n)
   Global Bond Fund
Institutional Class
            3/31/99
            3/31/98
            3/31/97
            3/31/96
            3/31/95
Administrative Class
            3/31/99
            3/31/98
         3/31/97(o)
  Global Bond Fund II
Institutional Class
            3/31/99
         3/31/98(p)
   Foreign Bond Fund
Institutional Class
            3/31/99
            3/31/98
            3/31/97
            3/31/96
            3/31/95

(m)  From commencement of operations, January 16, 1995.
(n)  From commencement of operations, September 23, 1997.
(o) From commencement of operations, July 31, 1996. Formerly the PIMCO Global Fund.
(p)  From commencement of operations, February 25, 1998.

                                                                                          Ratio of Net
                                    Net Asset              Net Assets      Ratio of        Investment
   Tax Basis                          Value                    End        Expenses to      Income to       Portfolio
     Return           Total            End      Total       of Period       Average         Average        Turnover
   of Capital     Distributions     of Period  Return        (000's)      Net Assets       Net Assets        Rate
----------------------------------------------------------------------------------------------------------------------











































                        Net Asset               Net Realized    Total Income  Dividends   Dividends in  Distributions  Distributions
        Year or           Value        Net     and Unrealized   (Loss) from   from Net    Excess of Net    from Net     in Excess of
        Period          Beginning  Investment  Gain (Loss) on   Investment   Investment    Investment      Realized     Net Realized
         Ended          of Period    Income      Investments    Operations     Income        Income     Capital Gains  Capital Gains
------------------------------------------------------------------------------------------------------------------------------------
  Administrative Class
               3/31/99
               3/31/98
            3/31/97(q)
International Bond Fund
Institutional Class
               3/31/99
               3/31/98
               3/31/97
               3/31/96
               3/31/95
Emerging Markets Bond
Fund
Institutional Class
               3/31/99
            3/31/98(f)
Emerging Markets Bond
 Fund II
Institutional Class
            3/31/99(r)
Municipal Bond Fund
Institutional Class
              3/31/99
            3/31/98(s)
Administrative Class
            3/31/99(t)
Strategic Balanced Fund
Institutional Class
               3/31/99
               3/31/98
            3/31/97(u)
StocksPLUS Fund
Institutional Class
               3/31/99
               3/31/98
               3/31/97
               3/31/96
               3/31/95
Administrative Class
               3/31/99
               3/31/98
            3/31/98(v)

(q)   From commencement of operations, January 28, 1997.
(r)   From commencement of operations, April 8, 1998.
(s)   From commencement of operations, December 31, 1997.
(t)   From commencement of operations, September 30, 1998.
(u)   From commencement of operations, June 28, 1996.

                                                                                           Ratio of Net
                                     Net Asset               Net Assets      Ratio of       Investment
    Tax Basis                          Value                     End        Expenses to     Income to       Portfolio
     Return            Total            End       Total       of Period       Average        Average        Turnover
   of Capital      Distributions     of Period   Return        (000's)      Net Assets      Net Assets        Rate
-------------------------------------------------------------------------------------------------------------------------

































+ Annualized.

Appendix A
Description of Securities Ratings

Certain of the Funds make use of ave rage portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determin ing a Fund's overall dollar-weighted average quality, unrated securities are trea ted as if rated, based on the Adviser's view of their comparability to rated secu rities. A Fund's use of average quality criteria is intended to be a guide f or those institutional investors whose investment guidelines require that a ssets be invested according to comparable criteria. Reference to an overall av erage quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may ran ge in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Mo ody's or S&P or, if unrated, determined by the Adviser to be of comparable qual ity). The percentage of a Fund's assets invested in securities in a particul ar rating category will vary. Following is a description of Moody's and S&P's rat ings applicable to fixed income securities.

Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: Not rated.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated B are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

[Back Cover Page]

PIMCO Funds:  Pacific Investment Management Series

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

     PIMCO Funds: Pacific Investment Management Series
     840 Newport Center Drive, Suite 300
     Newport Beach, CA  92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-5028.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



[LOGO]

[Front cover]


PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series
August 1, 1999

Share Classes
A, B and C

This Prospectus describes 14 mutual funds offered by PIMCO Funds: Pacific Investment Management Series. The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company. You can call PIMCO Funds Distributors LLC, the Funds' Distributor, at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our web site at www.pimcofunds.com.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

                              Summary Information

PIMCO Funds offers unique access to the investment expertise of PIMCO. As of June 30, 1999, PIMCO managed approximately $__ billion, including assets for __ of the 100 largest U.S. corporations. The firm's institutional heritage is reflected in the PIMCO Funds offered in this Prospectus. The table below compares certain investment characteristics of the Funds. Other important characteristics are described under "Fund Descriptions, Performance and Fees" below.

                             Main Investments                                 Duration              Credit Quality(1)   Foreign(2)
                             ----------------                                 --------              --------------      -------
Short Duration Bond Funds

Money Market                 Money market instruments                         less than or equal    Min 95% Aaa or       0%
                                                                              to 90 days dollar-    Prime 1; less
                                                                              weighted average      than or equal to
                                                                              maturity              5% Aa or Prime 2

Short-Term                   Money market instruments and short maturity      0-1 year              B to Aaa; max 10%    0-5%
                             fixed income securities                                                below Baa

Low Duration                 Short and intermediate maturity fixed income     1-3 years             B to Aaa; max 10%    0-20%
                             securities                                                             below Baa

Intermediate Duration Bond Funds

Total Return                 Intermediate maturity fixed income securities    3-6 years             B to Aaa; max 10%    0-20%
                                                                                                    below Baa
Long Duration Bond Funds

Long-Term U.S. Government    Long-term maturity fixed income securities       greater than          A to Aaa             0%
                                                                              or equal to
                                                                              8 years

International Bond Funds

Global Bond II               Intermediate maturity U.S. and hedged foreign    3-6 years             B to Aaa; max 10%    25-75%
                             fixed income securities                                                below Baa

Foreign Bond                 Intermediate maturity hedged foreign fixed       3-6 years             B to Aaa; max 10%    greater
                             income securities                                                      below Baa            than or
                                                                                                                         equal to
                                                                                                                         85%

Emerging Markets Bond        Emerging market fixed income securities          0-8 years             B to Aaa             greater
                                                                                                                         than or
                                                                                                                         equal to
                                                                                                                         80%

High Yield Bond Funds

High Yield                   Higher yielding fixed income securities          2-6 years             B to Aaa; min 65%    0%
                                                                                                    below Baa
Tax Exempt Bond Funds

Municipal Bond               Investment grade municipal securities            3-10 years            B to Aaa; max 10%    0%
                             (tax-exempt bonds)                                                     below Baa

Inflation-Indexed Bond Funds

Real Return Bond             Inflation-indexed fixed income securities        N/A                   B to Aaa; max 10%    0-35%
                                                                                                    below Baa
Convertible Bond Funds

Convertible Bond             Convertible securities                           N/A                   Caa to Aaa; max 35%  0-20%
                                                                                                    below Baa and 10%
                                                                                                    below B
Stock and Bond Funds
Strategic Balanced           The same types of securities as the Total        0-6 years             B to Aaa; max 10%    0-20%
                             Return and StocksPLUS Funds                                            below Baa
Enhanced Index Stock Funds
StocksPLUS                   S&P 500 stock index derivatives backed by a      0-1 year              B to Aaa; max 10%    0-20%
                             portfolio of short-term fixed-income                                   below Baa
                             securities

_______________________
1. As rated by Moody's Investors Service, Inc., or if unrated, determined to be of comparable quality.
2. Percentage limitations relate to foreign currency-denominated securities for all Funds except the Global Bond II, Foreign Bond and Emerging Markets Bond Funds. Percentage limitations for these three Funds relate to securities of foreign issuers, denominated in any currency. Each Fund (except the Long-Term U.S. Government and Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers.

Fixed Income Instruments

The "Fixed Income Funds" are the Money Market, Short-Term, Low Duration, Total Return, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, High Yield, Municipal Bond and Real Return Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

 .  securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");
 .  corporate debt securities, including convertible securities and corporate commercial paper;
 .  mortgage-backed and other asset-backed securities;
 .  inflation-indexed bonds issued both by governments and corporations;
 .  structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations;
 .  delayed funding loans and revolving credit facilities;
 .  bank certificates of deposit, fixed time deposits and bankers' acceptances;
 .  repurchase agreements and reverse repurchase agreements;
 .  obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
 .  obligations of international agencies or supranational entities.

Ratings of Debt Securities

In this Prospectus, references are made to the ratings of securities. To aid in your understanding of the use of these terms, the following is a brief description of the ratings categories applicable to debt securities. For a further description of ratings, see "Appendix A - Description of Securities Ratings."

High Quality Debt Securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category for commercial paper) or, if unrated by any NRSRO, deemed comparable by PIMCO.

Investment Grade Debt Securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered below investment grade and are deemed to be predominately speculative with respect to the issuer's ability to repay principal in accordance with the terms of the obligations. For more information on the risks of investing in lower-rated securities, see "Characteristics and Risks of Securities and Investment Techniques -- High Yield Securities."

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund's investment objective, principal investments and strategies, and principal risks. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries. The summaries also show the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Funds.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Money Market Fund              Fund Category - Short Duration Bond Funds

Investment Objective
Seeks maximum current income,
consistent with preservation of
capital and daily liquidity

Fund Focus
Money market instruments

Portfolio Manager
Leslie Barbi

Fund Inception Date
3/1/91

Average Portfolio Maturity
less than or equal to 90 days
dollar-weighted average maturity

Credit Quality
Minimum 95% rated Aaa or Prime 1;
less than or equal to 5% Aa or Prime 2

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests at least 95% of its assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two indices of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. To obtain the fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]
1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
--     --     --     3.18   2.54   3.66   5.80   5.02   5.04   4.97

More Recent Return Information

12/31/98-06/30/99                      ____%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/95 - 12/31/95)           1.65%
Lowest (4/1/93 - 6/30/93)              0.61%

Average Annual Total Returns (for periods ended 12/31/98)

                                                       Fund Inception
                                  1 Year    5 Years      (3/1/91)
---------------------------------------------------------------------
Class A                             4.97%      4.90%       4.43%
---------------------------------------------------------------------
Class B                             4.13%      3.99%       3.51%
---------------------------------------------------------------------
Class C                             5.06%      4.92%       4.44%
---------------------------------------------------------------------
Lipper Money Market Index*          5.07%      4.90%       8.95%
---------------------------------------------------------------------
Lipper Money Market Fund            4.84%      4.77%       7.91%
Average*

* The Lipper Money Market Index is an index of the 30 largest money market funds. The index reflects fees charged by each fund in the index. The Lipper Money Market
Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges.
The Fund commenced operations on 3/1/91. Index comparisons begin on 2/28/91.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                    Class A     Class B   Class C
                                                                                                   ----------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None       None      None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)          None(1)    None      None

___________________
1. Regular sales charges apply when Class A shares of the Money Market Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                              Distri-
                              bution   Total                        Example: Assuming you redeem        Example: Assuming you do
                              and/or   Annual    Waiver             shares at the end of each period    not redeem your shares
            Advis-   Admini-  Service  Fund        of
            ory      strative (12b-1)  Operating 12b-1     Net      Year                                Year
Share Class Fees     Fees     Fees(1)  Expenses  Fee(2)  Expenses   1       3       5         10        1       3      5      10
------------------------------------------------------------------------------------------------------------------------------------
A Shares    0.15%    0.35%    0.20%    0.70%    (0.10)%    0.60%    $ 61    $192    $  335    $  750    $ 61    $192   $335   $  750
------------------------------------------------------------------------------------------------------------------------------------
B Shares    0.15     0.35     1.00     1.50        --        --      153     474       818     1,429     153     474    818    1,429
------------------------------------------------------------------------------------------------------------------------------------
C Shares    0.15     0.35     0.20     0.70     (0.10)     0.60      161     192       335       750     161     192    335      750


1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
2. The Distributor has agreed to reduce the 12b-1 fee it receives with respect to the Money Market Fund to 0.10% of the Fund's average daily net assets for
Class A and Class C shares through at least March 31, 2000.   Absent such
reduction, the 12b-1 fee for Class A and Class C would be 0.20%.

PIMCO Short-Term Fund                  Fund Category - Short Duration Bond Funds


Investment Objective
Seeks maximum current income, consistent with preservation of capital and daily liquidity

Fund Focus
Money market instruments and short maturity fixed income securities

Portfolio Manager
A team led by William H. Gross

Fund Inception Date
10/7/87

Average Portfolio Duration
0-1 year

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts and swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with two indices of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]

1989    1990   1991   1992   1993   1994   1995   1996   1997   1998
9.00    8.04   6.23   3.21   4.21   2.48   8.76   6.58   6.07   5.32


More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/95 - 12/31/95)           2.49%
Lowest (1/1/94 - 3/31/94)              0.10%


Average Annual Total Returns (for periods ended 12/31/98)

                                  1 Year    5 Years    10 Years
----------------------------------------------------------------
Class A                             3.21%      5.40%       5.76%
----------------------------------------------------------------
Class B                            -0.45%      4.73%       5.41%
----------------------------------------------------------------
Class C                             4.02%      5.51%       5.66%
----------------------------------------------------------------
Lipper Money Market Index*          5.07%      4.90%       5.33%
----------------------------------------------------------------
Lipper Ultrashort Obligation        5.31%      5.38%       5.84%
 Fund Average*

* The Lipper Money Market Index is an index of the 30 largest money market funds. The index reflects fees charged by each fund in the index. The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                Class A   Class B   Class C
                                                                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              2%       None      None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)      1%(1)    5%(2)     1%(3)

__________
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."

3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total                        Example: Assuming you         Example: Assuming you
                                   and/or      Annual                        redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund      Waiver             of each period
             Advisory  strative    (12b-1)    Operating  of 12b-1    Net     Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses    Fee(2)   Expenses  1     3     5       10        1     3     5     10
------------------------------------------------------------------------------------------------------------------------------------

A Shares      0.25%     0.35%     0.25%         0.85%       --         --     $285  $466  $  662  $1,228    $285  $466  $662  $1,228

------------------------------------------------------------------------------------------------------------------------------------

B Shares      0.25      0.35      1.00          1.60        --         --      663   805   1,071   1,601     163   505   871   1,601

------------------------------------------------------------------------------------------------------------------------------------

C Shares      0.25      0.35      1.00          1.60     (0.45)%     1.15%     217   365     633   1,398     117   365   633   1,398


1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
2. The Distributor has agreed to reduce the 12b-1 fee it receives with respect to the Short-Term Fund to 0.55% of the Fund's average daily net assets for Class
C shares through at least March 31, 2000.   Absent such reduction, the 12b-1 fee
for Class C shares would be 1.00%.

PIMCO Low Duration Fund             Fund Category - Short Duration Bond Funds

Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Short and intermediate maturity fixed
income securities

Portfolio Manager
William H. Gross

Fund Inception Date
5/11/87

Average Portfolio Duration
1-3 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one-to three-year time frame based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]


1989    1990    1991   1992   1993   1994    1995   1996   1997   1998
11.07   8.54   12.94   7.20   7.27   0.16   11.41   5.64   7.74   6.66

More Recent Return Information

12/31/98-06/30/99                        ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (4/1/89 - 6/30/89)              5.40%
Lowest (1/1/94 - 3/31/94)              -0.44%

Average Annual Total Returns (for periods ended 12/31/98)

                             1 Year     5 Years    10 Years
-----------------------------------------------------------
Class A                       3.47%      5.61%       7.48%
-----------------------------------------------------------
Class B                       0.87%      5.13%       7.24%
-----------------------------------------------------------
Class C                       5.13%      5.74%       7.28%
-----------------------------------------------------------
Merrill Lynch 1-3 Year        7.00%      5.99%       7.37%
Treasury Index*
-----------------------------------------------------------
Lipper Short Investment       5.78%      5.41        7.02%
Grade Debt Fund Average*

* The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The Lipper Short Investment Grade Debt Fund
Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues
(rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                               Class A       Class B       Class C
                                                                                             -----------   -----------   -----------

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             3%           None           None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)     1%/1/        5%/2/          1%/3/

--------------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.




                                Distribution                 Example: Assuming you redeem      Example: Assuming you do not
                                   and/or                    shares at the end of each period  redeem your shares
                        Admini-    Service    Total Annual
             Advisory  strative    (12b-1)   Fund Operating  Year                              Year
Share Class    Fees      Fees      Fees(1)     Expenses      1      3      5        10         1       3       5       10
-----------------------------------------------------------------------------------------------------------------------------
A Shares       0.25%     0.40%     0.25%        0.90%        $389   $578   $  784   $1,375     $389    $578    $784    $1,375
-----------------------------------------------------------------------------------------------------------------------------
B Shares       0.25      0.40      1.00         1.65          668    820    1,097    1,657      168     520     897     1,657
-----------------------------------------------------------------------------------------------------------------------------
C Shares       0.25      0.40      0.75         1.40          243    443      766    1,680      143     443     766     1,680

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Total Return Fund         Fund Category - Intermediate Duration Bond Funds


Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Intermediate maturity fixed income
securities

Portfolio Manager
William H. Gross

Fund Inception Date
5/11/87

Average Portfolio Duration
3-6 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates. Investment selections are made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]

1989      1990    1991   1992    1993    1994    1995   1996   1997   1998
13.71     7.54    19.02   9.26   12.05   -4.02   19.23   4.22   9.65   9.25

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (4/1/89 - 6/30/89)              8.13%
Lowest (1/1/94 - 3/31/94)              -2.80%

Average Annual Total Returns (for periods ended 12/31/98)

                             1 Year     5 Years    10 Years
-----------------------------------------------------------
Class A                       4.33%      6.41%       9.29%
-----------------------------------------------------------
Class B                       3.45%      6.30%       9.23%
-----------------------------------------------------------
Class C                       7.44%      6.61%       9.00%
-----------------------------------------------------------
Lehman Aggregate Bond         8.69%      7.27%       9.26%
Index*
-----------------------------------------------------------
Lipper Intermediate           7.25%      6.35%       8.28%
Investment Grade Debt
Fund Average*

* The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed income securities. It is not possible to invest directly in the index. The Lipper Intermediate
Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical
Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                          Class A       Class B       Class C
                                                                                        -----------   -----------   -----------

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)        4.5%          None          None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase
 price)                                                                                     1.0%/(1)/     5.0%/(2)/     1.0%/(3)/

_____________________
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                      Example: Assuming you redeem      Example: Assuming you do not
                                                                      shares at the end of each period  redeem your shares
                        Admini-     Distribution     Total Annual
             Advisory  strative   and/or Service    Fund Operating    Year                              Year
Share Class    Fees      Fees      (12b-1) Fees(1)     Expenses       1        3      5         10      1      3      5     10
-----------------------------------------------------------------------------------------------------------------------------------
A Shares       0.25%     0.40%          0.25%            0.90%        $538     $724   $  926    $1,508  $538   $724   $926  $1,508
-----------------------------------------------------------------------------------------------------------------------------------
B Shares       0.25      0.40           1.00             1.65          668      820    1,097     1,657   168    520    897   1,657
-----------------------------------------------------------------------------------------------------------------------------------
C Shares       0.25      0.40           1.00             1.65          268      520      897     1,955   168    520    897   1,955

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Long-Term U.S. Government Fund    Fund Category - Long Duration Bond Funds

Investment Objective
Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Focus
Long-term maturity fixed income securities

Portfolio Manager
Pasi Hamalainen

Fund Inception Date
7/1/91

Average Portfolio Duration
Greater than or equal to 8 years

Credit Quality
A to Aaa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of U.S. Government securities, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. Assets not invested in U.S. Government securities may be invested in other types of Fixed Income Instruments. The Fund will normally have a minimum portfolio duration of eight years.

The Fund's investments in Fixed Income Instruments are limited to those of U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund will not acquire a security if, as a result, more than 10% of the Fund's assets would be invested in securities rated below Aa by Moody's or below AA by S&P, or if more than 25% of the Fund's assets would be invested in securities rated Aa by Moody's or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]
1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
  --     --     --   11.56  18.21  -7.77  31.09  0.31   14.59  12.97

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (4/1/95 - 6/30/95)    10.66%
Lowest (1/1/96 - 3/31/96)     -6.35%


Average Annual Total Returns (for periods ended 12/31/98)

                                                   Fund Inception
                              1 Year    5 Years       (7/1/91)
-----------------------------------------------------------------
Class A                         7.88%      8.44%      11.95%
-----------------------------------------------------------------
Class B                         7.09%      8.31%      11.87%
-----------------------------------------------------------------
Class C                        11.09%      8.63%      11.83%
-----------------------------------------------------------------
Lehman Intermediate/20+        12.75%      8.95%      11.26%
 Treasury Index Blend*
-----------------------------------------------------------------
Lipper General U.S.             8.07%      6.15%      7.75%
 Government Fund Average*

------------------------
* The index used for the Long-Term U.S. Government Fund is a blend of the Lehman Intermediate Treasury Index and the Lehman 20+ Year Treasury Index, proportionately weighted to equal a ten year duration. It is not possible to invest directly in the index. The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges. The Fund commenced operations on 7/1/91. Index comparisons begin on 6/30/91.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                               Class A   Class B   Class C
                                                                                               -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            4.5%      None      None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)    1.0%(1)  5.0%(2)   1.0%(3)

------------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total    Example: Assuming you         Example: Assuming you
                                   and/or      Annual    redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund     of each period
             Advisory  strative    (12b-1)    Operating  Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses   1     3     5       10        1     3     5     10
----------------------------------------------------------------------------------------------------------------
A Shares       0.25%     0.40%      0.25%       0.90%    $538  $724  $  926  $1,508    $538  $724  $926  $1,508
----------------------------------------------------------------------------------------------------------------
B Shares       0.25      0.40       1.00        1.65      668   820   1,097   1,657     168   520   897   1,657
----------------------------------------------------------------------------------------------------------------
C Shares       0.25      0.40       1.00        1.65      268   520     897   1,955     168   520   897   1,955

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Global Bond Fund II            Fund Category - International Bond Funds

Investment Objective
Seeks maximum total return, consistent
with preservation of capital

Fund Focus
Intermediate maturity U.S. and hedged
foreign fixed income securities

Portfolio Manager
Lee R. Thomas, III

Fund Inception Date
10/2/95

Average Portfolio Duration
3-7 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Adviser selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors the Adviser believes to be relevant. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Concentration Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]


1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
--     --     --     --     --     --     --     12.40  8.29   7.29

More Recent Return Information

12/31/98-06/30/99                      ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (7/1/96 - 9/30/96)             5.29%
Lowest (1/1/97 - 3/31/97)              0.14%

Average Annual Total Returns (for periods ended 12/31/98)

                                            Fund Inception
                               1 Year          (10/2/95)
----------------------------------------------------------
Class A                         2.46%             8.85%
----------------------------------------------------------
Class B                         1.49%             8.80%
----------------------------------------------------------
Class C                         5.45%             9.54%
----------------------------------------------------------
J.P. Morgan Global             11.42%            10.89%
 (Hedged) Index*
----------------------------------------------------------
Lipper Global Income Fund       6.23%             7.05%
Average*

* The J.P. Morgan Global (Hedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges. The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                               Class A       Class B       Class C
                                                                                               -------       -------       -------

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           4.5%          None          None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)   1.0%(1)       5.0%(2)       1.0%(3)

------------------------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total      Example: Assuming you         Example: Assuming you
                                   and/or      Annual      redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund       of each period
             Advisory  strative    (12b-1)    Operating    Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses     1     3     5       10        1     3     5     10
------------------------------------------------------------------------------------------------------------------
A Shares     0.25%     0.45%     0.25%        0.95%        $543  $739  $  952  $1,564    $543  $739  $952  $1,564
------------------------------------------------------------------------------------------------------------------
B Shares     0.25      0.45      1.00         1.70          673   836   1,123   1,712     173   536   923   1,712
------------------------------------------------------------------------------------------------------------------
C Shares     0.25      0.45      1.00         1.70          273   536     923   2,009     173   536   923   2,009

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Foreign Bond Fund                 Fund Category - International Bond Funds


Investment Objective
Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Focus
Intermediate maturity hedged foreign fixed income securities

Portfolio Manager
Lee R. Thomas, III

Fund Inception Date
12/3/92

Average Portfolio Duration
3-7 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Adviser selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors the Adviser believes to be relevant. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Concentration Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]

1989    1990     1991     1992     1993    1994    1995    1996    1997   1998
  --      --       --       --     15.92   -7.72   20.68   18.42   9.07   9.53

More Recent Return Information

12/31/98-06/30/99   ___%
Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/95 - 12/31/95)     7.12%
Lowest (1/1/94 - 3/31/94)       -4.32%


Average Annual Total Returns (for periods ended 12/31/98)

                                                 Fund Inception
                            1 Year    5 Years       (12/3/92)
----------------------------------------------------------------
Class A                       4.60%      8.51%       9.85%
----------------------------------------------------------------
Class B                       3.77%      8.44%       9.88%
----------------------------------------------------------------
Class C                       7.71%      8.71%       9.88%
----------------------------------------------------------------
J.P. Morgan Non-U.S.         12.09%      9.45%      10.24%
 Index (Hedged)*
----------------------------------------------------------------
Lipper International         11.91%      6.55%       8.01%
 Income Fund Average*

* The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges. The Fund commenced operations 12/3/92. Index comparisons begin on 11/30/92.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                Class A     Class B     Class C
                                                                                                -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             4.5%         None        None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)     1.0%(1)     5.0%(2)     1.0%(3)

-----------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total     Example: Assuming you        Example: Assuming you
                                   and/or      Annual     redeem shares at the end     do not redeem your shares
                       Admini-     Service      Fund      of each period
             Advisory  strative    (12b-1)    Operating   Year                         Year
Share Class    Fees     Fees       Fees(1)    Expenses    1     3     5       10       1     3     5     10
----------------------------------------------------------------------------------------------------------------
A Shares       0.25%     0.45%       0.25%      0.95%     $543  $739  $  952  $1,564   $543  $739  $952  $1,564
----------------------------------------------------------------------------------------------------------------
B Shares       0.25      0.45        1.00       1.70       673   836   1,123   1,712    173   536   923   1,712
----------------------------------------------------------------------------------------------------------------
C Shares       0.25      0.45        1.00       1.70       273   536     923   2,009    173   536   923   2,009

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Emerging Markets Bond Fund        Fund Category - International Bond Funds

Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Emerging market fixed income securities

Portfolio Manager
Michael J. Rosborough

Fund Inception Date
7/31/97

Average Portfolio Duration
0-8 years

Credit Quality
B to Aaa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in foreign currencies and the U.S. dollar. The Fund also may invest up to 10% of its assets in shares of investment companies that invest primarily in emerging market debt securities. The average portfolio duration of the Fund varies based on the Adviser's view of the potential for total return offered by a particular duration strategy and, under normal market conditions, is not expected to exceed eight years.

The Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, the Adviser generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Adviser will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund's investments in emerging market fixed income securities may be represented by securities on which the return is derived primarily from emerging securities markets, when the Adviser deems it appropriate to do so. The Fund may invest substantially all of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Concentration Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]


1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
--     --     --     --     --     --     --     --     --     -12.10

More Recent Return Information
12/31/98-06/30/99                         ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/98 - 12/31/98)            12.17%
Lowest (7/1/98 - 9/30/98)              -21.14%

Average Annual Total Returns (for periods ended 12/31/98)

                                                           Fund Inception
                                                  1 Year     (7/31/97)
-------------------------------------------------------------------------
Class A                                          -16.05%      -13.46%
-------------------------------------------------------------------------
Class B                                          -16.76%      -13.52%
-------------------------------------------------------------------------
Class C                                          -13.58%      -11.31%
-------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index*         -14.35%      -11.36%
-------------------------------------------------------------------------
Lipper Emerging Market Debt Fund Average*        -20.80%      -15.58%

* The J.P. Morgan Emerging Markets Bond Index is an unmanaged index which tracks the total returns for Brady Bonds. It is not possible to invest directly in the index. The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                              Class A       Class B       Class C
                                                                                              -------       -------       -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)          4.5%          None          None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)  1.0%(1)       5.0%(2)       1.0%(3)

__________
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total      Example: Assuming you         Example: Assuming you
                                   and/or      Annual      redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund       of each period
             Advisory  strative    (12b-1)    Operating    Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses     1     3     5       10        1     3     5       10
-------------------------------------------------------------------------------------------------------------------
A Shares     0.45%     0.55%     0.25%        1.25%        $572  $829  $1,105  $1,893    $572  $829  $1,105  $1,893
-------------------------------------------------------------------------------------------------------------------
B Shares     0.45      0.55      1.00         2.00          703   927   1,278   2,038     203   627   1,078   2,038
-------------------------------------------------------------------------------------------------------------------
C Shares     0.45      0.55      1.00         2.00          303   627   1,078   2,327     203   627   1,078   2,327

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO High Yield Fund                      Fund Category - High Yield Bond Funds

Investment Objective
Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Focus
Higher yielding fixed income securities

Portfolio Manager
Benjamin Trosky

Fund Inception Date
12/16/92

Average Portfolio Duration
2-6 years

Credit Quality
B to Aaa; minimum 65% below Baa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of the Fund normally varies within a two- to six-year time frame depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may invest in securities of foreign issuers only if the securities are U.S. dollar-denominated. The Fund also may engage in hedging strategies involving equity options.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]


1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  --      --      --      --    18.26   2.01    20.23   11.28   12.78   6.12

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (1/1/93 - 3/31/93)     6.17%
Lowest (7/1/98 - 9/30/98)     -1.86%


Average Annual Total Returns (for periods ended 12/31/98)

                                                         Fund Inception
                                   1 Year     5 Years      (12/16/92)
-----------------------------------------------------------------------
Class A                             1.34%      9.30%         10.71%
-----------------------------------------------------------------------
Class B                             0.42%      9.23%         10.75%
-----------------------------------------------------------------------
Class C                             4.34%      9.52%         10.76%
-----------------------------------------------------------------------
Lehman Brothers BB                  5.74%      9.09%         10.00%
 Intermediate Corporate Index*
-----------------------------------------------------------------------
Lipper High Current Yield Fund     -0.44%      7.37%          9.36%
 Average*

* The Lehman Brothers BB Intermediate Corporate Index is an unmanaged index comprised of various fixed income securities rated BB. It is not possible to invest directly in the index. The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges. The Fund commenced operations on 12/16/92. Index comparisons begin on 12/31/92.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                Class A     Class B     Class C
                                                                                                -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            4.5%         None        None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)    1.0%(1)     5.0%(2)     1.0%(3)

__________
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total      Example: Assuming you         Example: Assuming you
                                   and/or      Annual      redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund       of each period
             Advisory  strative    (12b-1)    Operating    Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses     1     3     5       10        1     3     5     10
------------------------------------------------------------------------------------------------------------------
A Shares       0.25%     0.40%      0.25%        0.90%     $538  $724  $  926  $1,508    $538  $724  $926  $1,508
------------------------------------------------------------------------------------------------------------------
B Shares       0.25      0.40       1.00         1.65       668   820   1,097   1,657     168   520   897   1,657
------------------------------------------------------------------------------------------------------------------
C Shares       0.25      0.40       1.00         1.65       268   520     897   1,955     168   520   897   1,955

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Municipal Bond Fund                  Fund Category - Tax-Exempt Bond Funds


Investment Objective
Seeks high current income exempt from
federal income tax, consistent with
preservation of capital.  Capital
appreciation is a secondary objective.

Fund Focus
Investment grade municipal securities
(tax-exempt bonds)

Portfolio Manager
Benjamin Ehlert

Fund Inception Date
12/31/97

Average Portfolio Duration
3-10 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by states and local governments and their agencies, authorities and other instrumentalities. The Fund may invest up to 20% of net assets in U.S. Government securities, money market instruments and/or "private activity" bonds. The average portfolio duration of the Fund normally varies within a three- to ten-year time frame, based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its net assets, under normal market conditions, in Municipal Bonds or "private activity" bonds which are rated below investment grade but rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may purchase and write call and put options, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/1/98), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]

1989    1990   1991    1992    1993    1994    1995    1996    1997    1998
--      --     --      --      --      --      --      --      --      5.68


More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (7/1/98 - 9/30/98)       3.23%
Lowest (10/1/98 - 12/31/98)      0.09%

Average Annual Total Returns (for periods ended 12/31/98)

                                                    Fund Inception
                                       1 Year         (12/31/97)
-------------------------------------------------------------------
Class A                                 2.51%             2.51%
-------------------------------------------------------------------
Class B                                -0.12%            -0.12%
-------------------------------------------------------------------
Class C                                 4.14%             4.14%
-------------------------------------------------------------------
Lehman General Municipal Bond           6.48%             6.48%
 Index*
-------------------------------------------------------------------
Lipper General Municipal Fund           5.32%             5.32%
 Average*

* The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The Lipper General Municipal Debt
Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                Class A     Class B     Class C
                                                                                                -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            3%          None        None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)    1%(1)       5%(2)       1%(3)

___________________
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                          Example: Assuming you redeem   Example: Assuming you do
                                Distribution   Total                      shares at the end of each      not redeem your shares
                                  and/or       Annual                     period
                       Admini-    Service       Fund    Waiver
             Advisory  strative   (12b-1)    Operating of 12b-1   Net     Year                           Year
Share Class    Fees     Fees      Fees(1)     Expenses  Fee(2)  Expenses  1     3     5       10         1     3     5    10
--------------------------------------------------------------------------------------------------------------------------------
A Shares       0.25%    0.35%      0.25%        0.85%     --       --     $384  $563  $  757  $1,318     $384  $563  $757 $1,318
--------------------------------------------------------------------------------------------------------------------------------
B Shares       0.25     0.35       1.00         1.60      --       --      663   805   1,071   1,601      163   505   871  1,601
--------------------------------------------------------------------------------------------------------------------------------
C Shares       0.25     0.35       1.00         1.60   (0.25)%   1.35%     237   428     739   1,624      137   428   739  1,624

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
2. The Distributor has agreed to reduce the 12b-1 fee it receives with respect to the Municipal Bond Fund to 0.75% of the Fund's average daily net assets for
Class C shares through at least March 31, 2000.   Absent such reduction, the
12b-1 fee for Class C shares would be 1.00%.

PIMCO Real Return Bond Fund         Fund Category - Inflation-Indexed Bond Funds

Investment Objective
Seeks maximum real return, consistent with preservation of capital and prudent investment management

Fund Focus
Inflation-indexed fixed income securities

Portfolio Manager
John Brynjolfsson

Fund Inception Date
1/29/97

Average Portfolio Duration
See description below

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

The Fund invests under normal circumstances at least 65% of its assets in inflation-indexed bonds. Inflation-indexed bonds are Fixed Income Instruments whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than non-inflation related bonds, but are expected to retain their value against inflation over time.

Because of the unique features of inflation-indexed bonds, the Adviser uses a modified form of duration for the Fund ("modified real duration"). Although there is no limit on the modified real duration of the Fund, the average modified real duration of the Fund is expected to normally vary approximately with the range of the average modified real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate.

Portfolio securities may be issued by governments and their agencies or instrumentalities, and corporations. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest assets not invested in inflation-indexed bonds in other types of Fixed Income Instruments. The Fund may invest up to 35% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Concentration Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges.

Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]


1989  1990  1991  1992  1993  1994   1995  1996  1997  1998
--    --    --    --    --    --     --    --    --    4.77

More Recent Return Information
12/31/98-06/30/99                           ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (7/1/98 - 9/30/98)                 3.09%
Lowest (9/1/98 - 12/31/98)                -0.15%

Average Annual Total Returns (for periods ended 12/31/98)

                                                 Fund Inception
                                        1 Year      (1/29/97)
---------------------------------------------------------------
Class A                                  1.63%        2.76%
---------------------------------------------------------------
Class B                                 -0.98%        1.66%
---------------------------------------------------------------
Class C                                  3.27%        3.87%
---------------------------------------------------------------
Lehman Brothers Inflation Linked         3.95%        3.32%
Treasury Index*
---------------------------------------------------------------
Lipper Short U.S. Government             5.83%        5.78%
Fund Average

* The Lehman Brothers Inflation Linked Treasury Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities universe. It is not possible to invest directly in the index. The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                               Class A       Class B       Class C
                                                                                               -------       -------       -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            3%           None          None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)    1%(1)        5%(2)         1%(3)

1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."

3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total                        Example: Assuming you         Example: Assuming you
                                   and/or      Annual                        redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund      Waiver             of each period
             Advisory  strative    (12b-1)    Operating  of 12b-1    Net     Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses    Fee(2)   Expenses  1     3     5       10        1     3     5     10
------------------------------------------------------------------------------------------------------------------------------------
A Shares     0.25%     0.40%        0.25%      0.90%       --        --      $389  $578  $  784  $1,375    $389  $578  $784  $1,375
------------------------------------------------------------------------------------------------------------------------------------
B Shares     0.25      0.40         1.00       1.65        --        --       668   820   1,097   1,657     168   520   897   1,657
------------------------------------------------------------------------------------------------------------------------------------
C Shares     0.25      0.40         1.00       1.65        (0.25)%   1.40%    243   443     766   1,680     143   443   766   1,680

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
2.  The Distributor has agreed to reduce the 12b-1 fee it receives with respect to the Real Return Bond Fund to 0.75% of the Fund's average daily net
assets for Class C shares through at least March 31, 2000.   Absent such
reduction, the 12b-1 fee for Class C shares would be 1.00%.

PIMCO Convertible Bond Fund               Fund Category - Convertible Bond Funds


Investment Objective Seeks maximum total return, consistent with prudent investment management

Fund Focus
Convertible securities

Portfolio Manager
Sandra K. Durn

Fund Inception Date
4/1/99

Average Portfolio Duration
N/A

Credit Quality
Caa to Aaa; maximum 35% below Baa and 10% below B

Dividend Frequency
Declared and distributed quarterly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities include but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest up to 35% of its assets in convertible securities that are rated below investment grade but rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in non-convertible securities eligible for purchase by the Fixed Income Funds. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Among the principal risks of investing in the Fund are:

 .  Market Risk
 .  Issuer Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance Information

As the Fund commenced operations in April, 1999, it does not yet have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                   Class A     Class B     Class C
                                                                                                   -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               4.5%         None        None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)       1.0%(1)     5.0%(2)     1.0%(3)

__________
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                 Distribution   Total     Example: Assuming you         Example: Assuming you
                                   and/or      Annual     redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund      of each period
             Advisory  strative    (12b-1)    Operating   Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses    1     3     5       10        1     3     5      10
-----------------------------------------------------------------------------------------------------------------
A Shares      0.40%     0.40%       0.25%        1.05%    $552  $769  $1,003  $1,675    $552  $769  $1,003 $1,675
-----------------------------------------------------------------------------------------------------------------
B Shares      0.40      0.40        1.00         1.80      683   866   1,175   1,822     183   566     975  1,822
-----------------------------------------------------------------------------------------------------------------
C Shares      0.40      0.40        1.00         1.80      283   566     975   2,116     183   566     975  2,116

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Strategic Balanced Fund               Fund Category - Stock and Bond Funds


Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Securities eligible for purchase by the
Total Return and StocksPLUS Funds

Portfolio Manager
A team led by
William H. Gross

Fund Inception Date
6/28/96

Average Portfolio Duration
0-6 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared and distributed quarterly

Principal Investments and Strategies

The Fund invests in the securities eligible for purchase by the Total Return and StocksPLUS Funds. The percentage of the Fund's assets invested in equity or fixed income exposure will vary according to a methodology developed by the Adviser. The methodology is based upon the Adviser's long-standing process of economic forecasting of business cycle stages and consideration of the risk and reward potential of equity and fixed income securities. The Fund's equity exposure will vary between 45% and 75% of its assets, and its fixed income exposure will vary between 25% and 55% of its assets. There is no assurance that the Adviser's methodology for selecting the optimal blend of equity and fixed income exposure will be successful.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Market Risk
 .  Issuer Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Credit Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. Because Class A, B and C shares of the Fund do not have any performance history, performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]

1989    1990    1991    1992    1993    1994    1995    1996   1997    1998
--      --      --      --      --      --      --      --     ____    ____

More Recent Return Information
12/31/98-06/30/99                      ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (__/__/__ - __/__/__)          ___%
Lowest (__/__/__ - __/__/__)           ___%

Average Annual Total Returns (for periods ended 12/31/98)

                                            Fund Inception
                                  1 Year       (6/28/96)
----------------------------------------------------------
Class A
----------------------------------------------------------
Class B
----------------------------------------------------------
Class C
----------------------------------------------------------
Lipper Balanced Index*             15.03%         17.46%
----------------------------------------------------------
Lipper Balanced Fund Average*      13.47%         16.74%

* The Lipper Balanced Index is an index of the 30 largest
Balanced Funds equally weighted. The index reflects performance which is net of fees charges by each fund in the index. It is not possible to invest directly in the index. The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical
Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges. The Fund commenced operations on 6/28/96.
Index comparisons begin on 6/30/96.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                  Class A   Class B   Class C
                                                                                                  -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              4.5%      None      None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)      1.0%(1)   5.0%(2)   1.0%(3)

1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                  Example: Assuming you redeem       Example: Assuming you do
                                                                  shares at the end of each period   not redeem your shares

                       Admini-    Distribution    Total Annual
             Advisory  strative  and/or Service  Fund Operating   Year                               Year
Share Class    Fees     Fees     (12b-1) Fees(1)    Expenses      1       3        5        10       1      3     5      10
-------------------------------------------------------------------------------------------------------------------------------
A Shares       0.40%     0.40%        0.25%           1.05%       $552    $769     $1,003   $1,675   $552   $769  $1,003 $1,675
-------------------------------------------------------------------------------------------------------------------------------
B Shares       0.40      0.40         1.00            1.80         683     866      1,175    1,822    183    566     975  1,822
-------------------------------------------------------------------------------------------------------------------------------
C Shares       0.40      0.40         1.00            1.80         283     566        975    2,116    183    566     975  2,116

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO StocksPLUS Fund                 Fund Category - Enhanced Index Stock Funds

Investment Objective
Seeks total return which exceeds that of the S&P 500

Fund Focus
S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities

Portfolio Manager
A team led by
William H. Gross

Fund Inception Date
5/13/93

Average Portfolio Duration
0-1 year

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared and distributed quarterly

Principal Investments and Strategies

The Fund invests under normal market conditions substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Fund, with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P 500 stocks represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

When S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest up to 100% of its assets in a "basket" of S&P 500 stocks. The composition of this basket will be determined by standard statistical techniques that analyze the historical correlation between the return of every stock currently in the S&P 500 and the return on the S&P 500 itself. The Adviser may employ fundamental stock analysis only to choose among stocks that have already satisfied the statistical correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500.

Assets not invested in equity securities or derivatives may be invested in securities eligible for purchase by the Fixed Income Funds. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may invest up to 20% of its assets in securities of foreign issuers, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts. The Fund will normally hedge at least 75% of its exposure to foreign currency. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund are:

 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Credit Risk
 .  Interest Rate Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot Points for bar chart:]

1989   1990   1991   1992   1993   1994   1995    1996    1997    1998
--     --     --     --     --     2.51   39.97   22.59   32.35   27.70

More Recent Return Information
12/31/98-06/30/99                        ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/98 - 12/31/98)           21.23%
Lowest (7/1/98 - 9/30/98)              -9.87%

Average Annual Total Returns (for periods ended 12/31/98)

                                                 Fund Inception
                             1 Year    5 Years      (5/13/93)
---------------------------------------------------------------
Class A                      23.87%     23.59%       22.46%
---------------------------------------------------------------
Class B                      21.72%     23.23%       22.14%
---------------------------------------------------------------
Class C                      26.07%     23.73%       22.51%
---------------------------------------------------------------
S&P 500 Index*               28.58%     24.06%       22.63%
---------------------------------------------------------------
Lipper Growth & Income       15.61%     18.35%       17.71%
Fund Average*

* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The Lipper Growth & Income
Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges. The Fund commenced operations on 5/13/93. Index comparisons begin on 4/30/93.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                Class A   Class B   Class C
                                                                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            3%        None      None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)    1%(1)     5%(2)     1%(3)

------------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."

3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Distribution    Total                        Example: Assuming you         Example: Assuming you
                                   and/or      Annual                        redeem shares at the end      do not redeem your shares
                       Admini-     Service      Fund      Waiver             of each period
             Advisory  strative    (12b-1)    Operating  of 12b-1    Net     Year                          Year
Share Class    Fees     Fees       Fees(1)    Expenses    Fee(2)   Expenses  1     3     5       10        1     3     5     10
------------------------------------------------------------------------------------------------------------------------------------
A Shares     0.40%     0.40%       0.25%       1.05%        --        --     $404  $624  $  862  $1,544    $404  $624  $862  $1,554
------------------------------------------------------------------------------------------------------------------------------------
B Shares     0.40      0.40        1.00        1.80         --        --      683   866   1,175   1,822     183   566   975   1,822
------------------------------------------------------------------------------------------------------------------------------------
C Shares     0.40      0.40        1.00        1.80       (0.25)%   1.55%     258   490     845   1,845     158   490   845   1,845

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
2.  The Distributor has agreed to reduce the 12b-1 fee it receives with respect to the StocksPLUS Fund to 0.75% of the Fund's average daily net assets
for Class C shares through at least March 31, 2000.   Absent such reduction, the
12b-1 fee for Class C shares would be 1.00%.

                          Summary of Principal Risks

     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. The chart at the end of this section identifies the principal risks of all of the Funds. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks.

   . Interest Rate Risk. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

   . Credit Risk. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit risk. These fixed income securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

   . Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

   . Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

   . Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

   . Derivatives Risk. Each Fund (except the Money Market Fund) may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques -Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage. A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

   . Foreign Investment Risk. A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region such as Southeast Asia can adversely affect securities of other countries whose economies appear to be unrelated.

     Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

   . Currency Risk. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

   . Concentration Risk. Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. The Real Return Bond, Global Bond II, Foreign Bond and Emerging Markets Bond Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

   . Leveraging Risk. When a Fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Each Fund may take on leveraging risk by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities or through the use of when-issued, delayed-delivery or forward commitment transactions. Certain Funds may also take on leveraging risk by using derivatives. The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

   . Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                            Principal Risks by Fund

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                Interest                                  Foreign                   Deriva-                 Concen-
                Rate       Credit    Market     Issuer    Invest-       Currency    tives       Leverag-    tration    Manage-
Fund            Risk       Risk      Risk       Risk      ment Risk     Risk        Risk        ing Risk    Risk       ment Risk
--------------------------------------------------------------------------------------------------------------------------------
Money Market     .          .         .          .                                                                      .
--------------------------------------------------------------------------------------------------------------------------------
Short-Term       .          .         .          .                                   .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Low Duration     .          .         .          .         .             .           .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Total Return     .          .         .          .         .             .           .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Long-Term
U.S.
Government       .          .         .          .                                   .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Global Bond
II               .          .         .          .         .             .           .           .           .          .
--------------------------------------------------------------------------------------------------------------------------------
Foreign Bond     .          .         .          .         .             .           .           .           .          .
--------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Bond     .          .         .          .         .             .           .           .           .          .
--------------------------------------------------------------------------------------------------------------------------------
High Yield       .          .         .          .         .                         .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Municipal
Bond             .          .         .          .         .                         .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Real Return
Bond             .          .         .          .         .             .           .           .           .          .
--------------------------------------------------------------------------------------------------------------------------------
Convertible
Bond             .          .         .          .         .             .           .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
Strategic
Balanced         .          .         .          .         .             .           .           .                      .
--------------------------------------------------------------------------------------------------------------------------------
StocksPLUS       .          .         .          .         .             .           .           .                      .
--------------------------------------------------------------------------------------------------------------------------------


                            Management of the Funds

The business affairs of the Funds are managed under the direction of the Trust's Board of Trustees. Information about the Trustees and the Trust's executive officers is included in the Statement of Additional Information under the heading "Management of the Trust."

Investment Adviser and Administrator

     PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

     PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of _____, 1999, PIMCO had more than $_____ billion in assets under management.

   . Advisory Fees. Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 1999, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


Fund                                                                                                 Advisory Fees
-------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                                                                       0.15%

Short-Term, Low Duration, Total Return, Long-Term U.S. Government, Municipal Bond, Real                 0.25%
Return Bond, Global Bond II, Foreign Bond and High Yield Funds

Strategic Balanced and StocksPLUS Funds                                                                 0.40%

Emerging Markets Bond Fund                                                                              0.45%

  The Convertible Bond Fund did not have operations during the fiscal year ended March 31, 1999. The investment advisory fee for the Convertible Bond Fund is at an annual rate of 0.40% based upon the average daily net assets of the Fund.

   . Administrative Fees. Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. The result of this fee structure is an expense level for Class A, Class B and Class C shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

     For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

Fund                                                                                    Administrative Fees
-------------------------------------------------------------------------------------------------------------------------------
Money Market, Short-Term and Municipal Bond Funds                                            0.35%

Low Duration, Total Return, Long-Term U.S. Government, Real Return Bond, High Yield,         0.40%
Strategic Balanced and StocksPLUS Funds

Global Bond II and Foreign Bond Funds                                                        0.45%

Emerging Markets Bond Fund                                                                   0.55%

  The Convertible Bond Fund did not have operations during the fiscal year ended March 31, 1999. The administrative fee for the Convertible Bond Fund is at an annual rate of 0.40% based upon the average daily net assets of the Fund.

   . Individual Portfolio Managers. The following individuals have primary responsibility for managing each of the noted Funds.

Fund                  Portfolio Manager           Since        Recent Professional Experience
Money Market          Leslie Barbi                11/95        Senior Vice President, PIMCO.  She joined PIMCO as a Portfolio
                                                               Manager in 1993, and has managed assets for various
                                                               institutional accounts since that time.

Short-Term            William H.  Gross           1/98         Managing Director, Chief Investment Officer and a founding
Low Duration                                      5/87*        partner of PIMCO.  He leads a team which manages the
Total Return                                      5/87*        Short-Term, Strategic Balanced and StocksPLUS Funds.
Strategic Balanced                                1/98
StocksPLUS                                        1/98

Long-Term U.S.        Pasi Hamalainen             9/97         Executive Vice President, PIMCO. He joined PIMCO as a
Government                                                     Portfolio Manager in 1994, and has managed assets for various institutional accounts since that time.

Fund                  Portfolio Manager           Since        Recent Professional Experience
Global Bond II        Lee R. Thomas, III          10/95*       Managing Director and Senior International Portfolio Manager,
Foreign Bond                                       7/95        PIMCO.  He joined PIMCO as a Portfolio Manager in 1995, and has managed assets for various institutional accounts since that time. Prior to joining PIMCO, he was associated with
                                                               Investcorp as a member of the management committee responsible for global securities and foreign exchange trading.

Emerging Markets      Michael J. Rosborough        8/97*       Senior Vice President, PIMCO. He joined PIMCO as a Portfolio
Bond                                                           Manager in 1995, and has managed assets for various
                                                               institutional accounts since that time.

High Yield            Benjamin Trosky             12/92*       Managing Director, PIMCO. He joined PIMCO as a Portfolio
                                                               Manager in 1990, and has managed assets for various
                                                               institutional accounts since that time.

Municipal Bond        Benjamin Ehlert             12/97*       Executive Vice President, PIMCO.  He has been a Portfolio
                                                               Manager for PIMCO since 1986, and has managed assets for
                                                               various institutional accounts since that time.

Real Return Bond      John Brynjolfsson            1/97*       Senior Vice President, PIMCO. He joined PIMCO as a Portfolio
                                                               Manager in 1989, and has managed assets for various
                                                               institutional accounts since that time.

Convertible Bond      Sandra K. Durn               4/99*       Vice President, PIMCO.  She joined PIMCO as a Portfolio
                                                               Manager in 1999.  Prior to joining PIMCO in 1999, she was
                                                               associated with Nicholas-Applegate Capital Management where she was a Convertible Securities Portfolio Manager from 1995 to 1999, and a Quantitative Analyst since 1994.

------------------
*  Since inception of the Fund.


                 Investment Options (Class A, B and C Shares)

The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

     The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment
decision, including the various expenses associated with each class.   More
extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares - PIMCO Funds Shareholders Guide" below.

Class A Shares     .  You pay an initial sales charge when you buy Class A
                      shares of any Fund except the Money Market Fund. The maximum initial sales charge is 2.00% for the Short-Term
                      Fund, 3.00% for the Low Duration, Real Return Bond,
                      Municipal Bond and StocksPLUS Funds and 4.50% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

                   . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

                   . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

                   . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares     .  You do not pay an initial sales charge when you buy Class
                      B shares. The full amount of your purchase payment is invested initially. Class B shares of the Money Market and Short-Term Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds.

                   . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

                   . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

                   . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C Shares     .  You do not pay an initial sales charge when you buy Class
                      C shares. The full amount of your purchase payment is invested initially.

                   . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

                   . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

                   . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

     The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges - Class A Shares

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

Short-Term Fund


                                             Initial Sales Charge    Initial Sales Charge
Amount of                                         as % of Net           as % of Public
Purchase                                        Amount Invested         Offering Price
-----------------------------------------------------------------------------------------
$0-$49,999                                   2.04%                   2.00%
-----------------------------------------------------------------------------------------
$50,000-$99,999                              1.78%                   1.75%
-----------------------------------------------------------------------------------------
$100,000-$249,999                            1.52%                   1.50%
-----------------------------------------------------------------------------------------
$250,000 +                                   0.00%*                  0.00%*

Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds


                                             Initial Sales Charge    Initial Sales Charge
Amount of                                    as % of Net             as % of Public
Purchase                                     Amount Invested         Offering Price
-----------------------------------------------------------------------------------------
$0-$49,999                                   3.09%                   3.00%
-----------------------------------------------------------------------------------------
$50,000-$99,999                              2.56%                   2.50%
-----------------------------------------------------------------------------------------
$100,000-$249,999                            2.04%                   2.00%
-----------------------------------------------------------------------------------------
$250,000-$499,999                            1.52%                   1.50%
-----------------------------------------------------------------------------------------
$500,000-$999,999                            1.27%                   1.25%
-----------------------------------------------------------------------------------------
$1,000,000 +                                 0.00%*                  0.00%*

All Other Funds (except Money Market Fund)


                                             Initial Sales Charge    Initial Sales Charge
Amount of                                    as % of Net             as % of Public
Purchase                                     Amount Invested         Offering Price
-----------------------------------------------------------------------------------------
$0-$49,999                                   4.71%                   4.50%
-----------------------------------------------------------------------------------------
$50,000-$99,999                              4.17%                   4.00%
-----------------------------------------------------------------------------------------
$100,000-$249,999                            3.63%                   3.50%
-----------------------------------------------------------------------------------------
$250,000-$499,999                            2.56%                   2.50%
-----------------------------------------------------------------------------------------
$500,000-$999,999                            2.04%                   2.00%
-----------------------------------------------------------------------------------------
$1,000,000 +                                 0.00%*                  0.00%*

* As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares ($250,000 in the case of the Short-Term Fund) will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares ($250,000 in the case of the

Short-Term Fund) may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Contingent Deferred Sales Charges (CDSCs) - Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

Class B Shares

Years Since Purchase                    Percentage Contingent
Payment was Made                        Deferred Sales Charge
-----------------------------------------------------------------------------
First                                   5
-----------------------------------------------------------------------------
Second                                  4
-----------------------------------------------------------------------------
Third                                   3
-----------------------------------------------------------------------------
Fourth                                  3
-----------------------------------------------------------------------------
Fifth                                   2
-----------------------------------------------------------------------------
Sixth                                   1
-----------------------------------------------------------------------------
Seventh                                 0*

* After the seventh year, Class B shares convert into Class A shares.

Class C Shares

Years Since Purchase                    Percentage Contingent
Payment was Made                        Deferred Sales Charge
-----------------------------------------------------------------------------
First                                   1
-----------------------------------------------------------------------------
Thereafter                              0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 ($250,000 in the case of the Short Term Fund) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the Money Market Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below. The Class A CDSC does not apply to the Money Market Fund; however, if Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

How CDSCs are Calculated

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

     For instance, the following example illustrates the operation of the Class B CDSC:

     . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares - PIMCO Funds Shareholders Guide" below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares
pay both distribution and servicing fees.   The following lists the maximum
annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                            Servicing                  Distribution
Class A                     Fee                        Fee
-------------------------------------------------------------------------------
Money Market Fund*         0.10%                       0.00%
-------------------------------------------------------------------------------
All other Funds            0.25%                       0.00%

Class B
-------------------------------------------------------------------------------
All Funds                  0.25%                       0.75%

Class C
-------------------------------------------------------------------------------
Money Market Fund*         0.10%                       0.00%
-------------------------------------------------------------------------------
Short-Term Fund*           0.25%                       0.30%
-------------------------------------------------------------------------------
Low Duration, Real         0.25%                       0.50%
 Return Bond, Municipal
 Bond and StocksPLUS
 Funds*
-------------------------------------------------------------------------------
All other Funds            0.25%                       0.75%
-------------------------------------------------------------------------------

* The Distributor has agreed to reduce the 12b-1 fee it receives with respect to Class A and Class C shares of the Money Market Fund, and Class C shares of the Short-Term, Municipal Bond, Real Return Bond and StocksPLUS Funds to the amounts shown in the table through at least March 31, 2000. Absent such reduction, the 12b-1 fee would be 0.20% for Class A and Class C shares of the Money Market Fund and 1.00% for Class C shares of the Short-Term, Real Return Bond, Municipal Bond and StocksPLUS Funds.

     Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment.
Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

                          How Fund Shares Are Priced

The Trust calculates the net asset value ("NAV") of a Fund's Class A, Class B and Class C shares by taking the total value of the Fund's assets attributable to the particular class, subtracting the Fund's liabilities attributable to the class, and dividing by the Fund's total number shares of that class outstanding. The net asset value per share of each Fund is determined as of 4:00 p.m., Eastern time, or as of such other time designated by the New York Stock Exchange (the "Exchange") as the close of public trading ("closing"), on each day the Exchange is open.

     The Funds other than the Money Market Fund value their portfolio securities and other investments for which market quotations are readily available at market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities with more readily attainable prices and durations comparable to the securities being valued. Short-term investments having a maturity of 60 days or less may be valued at current market value or at amortized cost, which approximates market value. Exchange traded options, futures, and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. All other portfolio securities and assets are valued at their fair value as determined in good faith by the Trustees or persons acting at their direction.

     The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Fund investments quoted in foreign currencies are translated into U.S. dollars using foreign exchange quotations provided by independent dealers. As a result, the NAV of a Fund's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. Because foreign markets may be open at different times than the Exchange, the NAV of a Fund's shares may change on days when the Exchange is closed and you are not able to buy, redeem or exchange shares.

     In determining their daily net asset values, the Funds use price data received shortly after 4:00 p.m. Eastern time believed to reflect the current market value of securities held by the Funds as of the closing of the Exchange. The Funds intend to use these prices regardless of the impact of any post-closing adjustments to securities prices, as long as, in the view of the Funds, such prices represent the current market value of the securities as of the time selected by the Funds for the calculation of net asset value.

                          How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders Guide

More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

     .  Automated telephone and wire transfer procedures
     .  Automatic purchase, exchange and withdrawal programs
     . Programs that establish a link from your Fund account to your bank account
     .  Special arrangements for tax-qualified retirement plans
     . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
     . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are calculated as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the Exchange each day the Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

     The Trust does not calculate NAVs or process orders on days when the Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the Exchange is closed, it will be processed on the next succeeding day when the Exchange is open (according to the succeeding day's
NAV).

Buying Shares

     You can buy Class A, Class B or Class C shares of the Funds in the following ways:

     . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

     . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

     If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

            PIMCO Funds Distributors LLC
            P.O. Box 9688
            Providence, RI 02940-0926

     The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

     The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders Guide" above.

     The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

     Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.


         Initial Investment        Subsequent Investments
---------------------------------------------------------------

          $2,500 per Fund               $100 per Fund

     Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your account in quarterly installments and paid to the Administrator. Your account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance of at least the minimum investment necessary to open the particular type of account. If your balance remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close your account after giving you 60 days to increase your balance. Your account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a series of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

     The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. The Guide also describes circumstances under which the Trust may refuse or limit exchanges. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders Guide" above. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Selling Shares

     You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

     . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

     . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926:

     (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

     (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

     (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

     (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

     A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker "street name" accounts.

     If the proceeds of your redemption (i) exceed $50,000, (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

     The Guide describes a number of additional ways you can redeem your shares, including:

         .  Telephone requests to the Transfer Agent
         .  PIMCO Funds Automated Telephone System (ATS)
         .  Expedited wire transfers
         .  Automatic Withdrawal Plan
         .  PIMCO Funds Fund Link

     Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

     Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

     Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature
Guarantee" below.   The Trust may request further documentation from
institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, you should have "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities:
U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus.

                              Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                                                     Declared Daily     Declared and Paid
                                                        and Paid Monthly        Quarterly
Fixed Income Funds                                              .
----------------------------------------------------------------------------------------------
Strategic Balanced, Convertible and StocksPLUS Funds                                .

     In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

     You can choose from the following distribution options:

     . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

     . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

     . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

     You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

     If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the distributions will automatically be invested in the Money Market Fund until you are located.

     For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

                               Tax Consequences

     . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

     Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

     Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

     . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

     . Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

     . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     . A Note on the Municipal Bond Fund. Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If the Fund invests in "private activity bonds," certain shareholder may become subject to alternative minimum tax on the part of the Fund's distributions derived from interest on such bonds.

                  Characteristics and Risks of Securities and
                             Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgement and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

U.S. Government Securities

  U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Corporate Debt Securities

  Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Variable and Floating Rate Securities

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fixed Income Fund may invest in floating rate debt instruments (``floaters'') and (except the Money Market and Municipal Bond Funds) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fixed Income Fund (except the Money Market and Municipal Bond Funds) may also invest in inverse floating rate debt instruments (``inverse floaters''). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. A Fund may not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

Foreign Securities

     Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

     Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

     Emerging Market Securities. The Emerging Markets Bond Fund invests primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term and Low Duration Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about
issuers; and less developed legal systems.   In addition, emerging securities
markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

     Each Fixed Income Fund (except the Long-Term U.S. Government and Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign Currencies

     A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

     Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

High Yield Securities

     Securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Services ("S&P") are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

     Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to the Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

     A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Derivatives

     Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Municipal Bond Fund may not enter into swap agreements or purchase or sell options relating to foreign currencies. Each Fund (except the Money Market and Municipal Bond Funds) may invest all of its assets in derivative instruments, subject to the Fund's objectives and policies. A Fund may not employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

     A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

     Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

     Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Leverage Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

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

     Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

     Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

     Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Convertible Securities

     Each Fund (except the Money Market and Municipal Bond Funds) may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse affect on the Fund's ability to achieve its investment objective.

     While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider equity securities or convertible securities to gain exposure to such investments.

Mortgage-Related and Other Asset-Backed Securities

     Each Fund (except the Money Market, Municipal Bond and Convertible Bond Funds) may invest all of its assets in mortgage- or other asset-backed securities. The Convertible Bond Fund may invest up to 35% of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

     The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

  One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or ``IO'' class), while the other class will receive all of the principal (the principal-only, or ``PO'' class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds

  Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Loan Participations and Assignments

  Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Delayed Funding Loans and Revolving Credit Facilities

  The Funds (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Loans of Portfolio Securities

  For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Short Sales

     Each Fund (except the High Yield and StocksPLUS Funds) may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Global Bond Fund II may only make short sales if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration (a "short sale against the box"). For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale (other than a "short sale against the box") must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

     Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

     Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. The interest rate or principal payable at maturity of a hybrid security may increase or decrease, depending on changes in the value of an underlying benchmark. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. Benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks. Hybrids also entail credit risk. A Fund may not invest more than 5% of its assets in hybrid instruments.

Catastrophe Bonds

  Each Fixed Income Fund (except the Money Market Fund) and the StocksPLUS Fund may invest in ``catastrophe bonds,'' which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific ``trigger'' catastrophic event, such as a hurricane or an earthquake. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risk.

Portfolio Turnover

     The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).

Illiquid Securities

     Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

     Each Fund may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Year 2000 Readiness Disclosure

     Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO, the Distributor, the Trust's shareholder servicing and transfer agent and custodian, and certain other service providers to the Funds have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global securities markets or economies, generally.

Changes in Investment Objectives and Policies

     The investment objective of each of the Global Bond Fund II may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

     Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

     The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

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

                              Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.


                        Net Asset             Net Realized and  Total Income  Dividends  Dividends in Distributions  Distributions
            Year or       Value       Next     Unrealized Gain  (Loss) from   from Net  Excess of Net   from Net     in Excess of
            Period      Beginning  Investment    (Loss) on      Investment   Investment  Investment     Realized     Net Realized
            Ended       of Period    Income     Investments     Operations     Income      Income     Capital Gains  Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
  Class A
            03/31/99
            03/31/98
            03/31/97(a)
  Class B
            03/31/99
            03/31/98
            03/31/97(a)
  Class C
            03/31/99
            03/31/98
            03/31/96(a)
Short-Term Fund
  Class A
            03/31/99
            03/31/98
            03/31/97(a)
  Class B
            03/31/99
            03/31/98
            03/31/97(b)
  Class C
            03/31/99
            03/31/98
            03/31/96(a)
Low Duration Fund
  Class A
            03/31/99
            03/31/98
            03/31/97(a)
  Class B
            03/31/99
            03/31/98
            03/31/97(a)
  Class C
            03/31/99
            03/31/98
            03/31/97(a)

____________
*   Unaudited
(+) Per share amounts based on average number of shares outstanding during the period.
(a) From commencement of operations, January 13, 1997.
(b) From commencement of operations, January 20, 1997.

                                                                                      Ratio of Net
                                     Net Asset            Net Assets     Ratio of      Investment
    Tax Basis                          Value                 End       Expenses to     Income to     Portfolio
     Return           Total             End      Total    of Period      Average        Average      Turnover
   of Capital     Distributions      of Period   Return    (000's)      Net Assets     Net Assets      Rate
--------------------------------------------------------------------------------------------------------------



































                           Net Asset            Net Realized and  Total Income  Dividends  Dividends in Distributions  Distributions
            Year or          Value      Next     Unrealized Gain  (Loss) from   from Net  Excess of Net   from Net     in Excess of
            Period         Beginning Investment    (Loss) on      Investment   Investment  Investment     Realized     Net Realized
            Ended          of Period   Income     Investments     Operations     Income      Income     Capital Gains  Capital Gains
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund
  Class A
            03/31/99
            03/31/98
            03/31/97(a)
  Class B
            03/31/99
            03/31/98
            03/31/97(a)
  Class C
            03/31/99
            03/31/98
            03/31/97(a)
Long-Term U.S. Government Fund
  Class A
            03/31/99
            03/31/98
            03/31/97(a)
  Class B
            03/31/99
            03/31/98
            03/31/97(b)
  Class C
            03/31/99
            03/31/98
            03/31/96(a)
Global Bond Fund II
  Class A
            03/31/99
            03/31/98
            10/01/96-03/31/97
            09/30/96(c)
  Class B
            03/31/99
            03/31/98
            10/01/96-03/31/97
            09/30/96(c)
  Class C
            03/31/99
            03/31/98
            10/01/96-03/31/97
            09/30/96(c)
Foreign Bond Fund
  Class A
            03/31/99
             3/31/98
            03/31/97(b)
  Class B
            03/31/99
            03/31/98
            03/31/97(b)
  Class C
            03/31/99
            03/31/98
            03/31/97(b)

------------
*     Unaudited
(c)   From commencement of operations, October 2, 1995.
(d)


                                                                                      Ratio of Net
                                     Net Asset            Net Assets     Ratio of      Investment
    Tax Basis                          Value                 End       Expenses to     Income to     Portfolio
     Return           Total             End      Total    of Period      Average        Average      Turnover
   of Capital     Distributions      of Period   Return    (000's)      Net Assets     Net Assets      Rate
--------------------------------------------------------------------------------------------------------------




















































----------
*    Unaudited
(e)
(f)

                   Net Asset              Net Realized and  Total Income   Dividends    Dividends in  Distributions  Distributions
      Year or        Value       Next      Unrealized Gain  (Loss) from    from Net    Excess of Net    from  Net    in Excess of
      Period       Beginning  Investment     (Loss) on      Investment    Investment    Investment      Realized     Net Realized
      Ended        of Period    Income      Investments     Operations      Income        Income      Capital Gains  Capital Gains
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund
Class A
      03/31/99
      03/31/98(g)
Class B
      03/31/99
      03/31/98(g)
Class C
      03/31/99
      03/31/98
High Yield Fund
Class A
      03/31/99
      03/31/98
      03/31/97(a)
Class B
      03/31/99
      03/31/98
      03/31/97(a)
Class C
      03/31/99
      03/31/98
      03/31/96(a)
Municipal Bond Fund
Class A
      03/31/99
Class B
      03/31/99
Class C
      03/31/99

Real Return Bond Fund
Class A
      03/31/99
      03/31/98
      03/31/97(h)
Class B
      03/31/99
      03/31/98
      03/31/97(h)
Class C
      03/31/99
      03/31/98
      03/31/97(h)

StocksPLUS Fund
Class A
      03/31/99
      03/31/98
      03/31/97(b)
Class B
      03/31/99
      03/31/98
      03/31/97(b)
Class C
      03/31/99
      03/31/98
      03/31/97(b)

____________
 *  Unaudited
(g) From commencement of operations, July 31, 1997.
(h) From commencement of operations, January 29, 1997.

                                                                                    Ratio of Net
                                  Net Asset               Net Assets     Ratio of      Investment
 Tax Basis                          Value                    End       Expenses to    Income to     Portfolio
  Return             Total           End       Total      of Period      Average       Average      Turnover
of Capital       Distributions    of Period    Return      (000's)     Net Assets     Net Assets      Rate
---------------------------------------------------------------------------------------------------------------


















































___________________
+   Annualized.

Appendix A
Description of Securities Ratings

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those institutional investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: Not rated.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated B are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

[Back Cover Page]

PIMCO Funds:  Pacific Investment Management Series


The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-5028.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



[LOGO]

File no. 811-5028

[Front cover]


PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series
August 1, 1999

Share Class
D

This Prospectus describes 10 mutual funds offered by PIMCO Funds: Pacific Investment Management Series. The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company.

The Funds offer Class D shares in this Prospectus. You can buy Class D shares only through your financial service firm, such as your broker-dealer or a registered investment adviser.

You can call PIMCO Funds Distributors LLC, the Funds' Distributor, at 1-888-87-PIMCO to find out more about the Funds and other funds in the PIMCO Funds family and to learn about other classes of shares that you can purchase directly from the Trust or the Distributor. You can also visit our web site at www.pimcofunds.com.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

                              Summary Information

PIMCO Funds offers unique access to the investment expertise of PIMCO. As of June 30, 1999, PIMCO managed approximately $__ billion, including assets for __ of the 100 largest U.S. corporations. The firm's institutional heritage is reflected in the PIMCO Funds offered in this Prospectus. The table below compares certain investment characteristics of the Funds. Other important characteristics are described under "Fund Descriptions and Performance" below.

                                 Main Investments                                      Duration      Credit Quality(1)    Foreign(2)
                                 ----------------                                      --------      --------------       -------
Short Duration Bond Funds

Short-Term                       Money market instruments and short maturity fixed      0-1 year     B to Aaa; max 10%    0-5%
                                 income securities                                                   below Baa
Low Duration                     Short and intermediate maturity fixed income           1-3 years    B to Aaa; max 10%    0-20%
                                 securities                                                          below Baa
Intermediate Duration Bond Funds
Total Return                     Intermediate maturity fixed income securities          3-6 years    B to Aaa; max 10%    0-20%
                                                                                                     below Baa
Total Return Mortgage            Intermediate maturity mortgage-related fixed income    2-6 years    Baa to Aaa; max 10%  0%
                                 securities                                                          below Baa
International Bond Funds
Foreign Bond                     Intermediate maturity hedged foreign fixed income      3-7 years    B to Aaa; max 10%    greater
                                 securities                                                          below Baa            than or
                                                                                                                          equal to
                                                                                                                          85%
High Yield Bond Funds
High Yield                       Higher yielding fixed income securities                2-6 years    B to Aaa; min 65%    0%
                                                                                                     below Baa
Tax Exempt Bond Funds
Municipal Bond                   Investment grade municipal securities (tax-exempt      3-10 years   B to Aaa; max 10%    0%
                                 bonds)                                                              below Baa
Inflation-Indexed Bond Funds
Real Return Bond                 Inflation-indexed fixed income securities              N/A          B to Aaa; max 10%    0-35%
                                                                                                     below Baa
Stock and Bond Funds
Strategic Balanced               The same types of securities as the Total Return       0-6 years    B to Aaa; max 10%    0-20%
                                 and StocksPLUS Funds                                                below Baa
Enhanced Index Stock Funds
StocksPLUS                       S&P 500 stock index derivatives backed by a            0-1 year     B to Aaa; max 10%    0-20%
                                 portfolio of short-term fixed-income securities                     below Baa

_________________________________
1. As rated by Moody's Investors Service, Inc., or if unrated, determined to be of comparable quality.
2. Percentage limitations relate to foreign currency-denominated securities for all Funds except the Foreign Bond Fund. The percentage limitation for that Fund relates to securities of foreign issuers, denominated in any currency. Each Fund (except the Municipal Bond Fund) may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers.

Fixed Income Instruments

The "Fixed Income Funds" are the Short-Term, Low Duration, Real Return Bond, Total Return, Total Return Mortgage, High Yield, Municipal Bond and Foreign Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

 .  securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");
 .  corporate debt securities, including convertible securities and corporate commercial paper;
 .  mortgage-backed and other asset-backed securities;
 .  inflation-indexed bonds issued both by governments and corporations;
 .  structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations;
 .  delayed funding loans and revolving credit facilities;
 .  bank certificates of deposit, fixed time deposits and bankers' acceptances;
 .  repurchase agreements and reverse repurchase agreements;
 .  obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
 .  obligations of international agencies or supranational entities.

Ratings of Debt Securities

In this Prospectus, references are made to the ratings of securities. To aid in your understanding of the use of these terms, the following is a brief description of the ratings categories applicable to debt securities. For a further description of ratings, see "Appendix A - Description of Securities Ratings."

High Quality Debt Securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category for commercial paper) or, if unrated by any NRSRO, deemed comparable by PIMCO.

Investment Grade Debt Securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered below investment grade and are deemed to be predominately speculative with respect to the issuer's ability to repay principal in accordance with the terms of the obligations. For more information on the risks of investing in lower-rated securities, see "Characteristics and Risks of Securities and Investment Techniques -- High Yield Securities."

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund's investment objective, principal investments and strategies, and principal risks. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries. The summaries also show the fees and expenses you may pay if you buy and hold Class D shares of the Funds.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Short-Term Fund                      Fund Category -  Short Duration Bond

Investment Objective
Seeks maximum current income, consistent with preservation of capital and daily liquidity

Fund Focus
Money market instruments and short
maturity fixed income securities

Portfolio Manager
A team led by
William H. Gross

Fund Inception Date
10/7/87

Average Portfolio Duration
0-1 year

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts and swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with two indices of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]
1989    1990   1991   1992   1993   1994   1995   1996   1997   1998
9.44    8.47   6.65   3.63   4.62   2.90   9.21   7.00   6.51   5.74

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/95 - 12/31/95)    2.60%
Lowest (1/1/94 - 3/31/94)       0.19%

Average Annual Total Returns (for periods ended 12/31/98)

                                   1 Year    5 Years    10 Years
----------------------------------------------------------------
Institutional Class                 5.74%      6.25%       6.40%
----------------------------------------------------------------
Class D                             5.43%      5.93%       6.08%
----------------------------------------------------------------
Lipper Money Market Index*          5.07%      4.90%       5.33%
----------------------------------------------------------------
Lipper Ultrashort Obligation        5.31%      5.38%       5.84%
 Fund Average*

* The Lipper Money Market Index is an index of the 30 largest money market funds. The index reflects fees charged by each fund in the index. It is not possible to invest directly in the index. The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. It does not take into account sales charges.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                   Example: Assuming you either redeem or do not
                                                 Distribution     Total Annual     redeem your shares at the end of each period
                     Advisory Fees    Admini-   and/or Service    Fund Operating   Year
                         Fees        strative   (12b-1) Fees(1)      Expenses      1           3          5              10
----------------------------------------------------------------------------------------------------------------------------------
Class D                  0.25%        0.25%          0.25%             0.75%       $77        $240       $417            $930
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Low Duration Fund                     Fund Category -  Short Duration Bond


Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Short and intermediate maturity fixed
income securities

Portfolio Manager
William H. Gross

Fund Inception Date
5/11/87

Average Portfolio Duration
1-3 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]
1989      1990    1991   1992   1993   1994    1995   1996   1997   1998
11.60     9.05   13.46   7.69   7.76   0.63   11.93   6.14   8.24   7.16

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (4 /1/89 - 6/30/89)     5.52%
Lowest (1/1/94 -3/31/94)       -0.32%


Average Annual Total Returns (for periods ended 12/31/98)

                             1 Year    5 Years    10 Years
Institutional Class           7.16%      6.75%       8.31%
----------------------------------------------------------
Class D                       6.81%      6.41%       7.97%
----------------------------------------------------------
Merrill Lynch 1-3 Year        7.00%      5.99%       7.37%
 Treasury Index*
----------------------------------------------------------
Lipper Short Investment       5.78%      5.41%       7.02%
 Grade Debt Fund Average*

* The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted portfolio average maturities of less than three years. It does not take into account sales charges.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)       None

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Admini-      Distribution        Total Annual        Example: Assuming you either redeem or do not
               Advisory    strative     and/or Service      Fund Operating       redeem your shares at the end of each period Year
                 Fees        Fees       (12b-1) Fees(1)        Expenses          1           3               5              10
-----------------------------------------------------------------------------------------------------------------------------------
Class D          0.25%       0.25%           0.25%              0.75%            $77         $240            $417            $930
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Total Return Fund              Fund Category -  Intermediate Duration Bond

Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Intermediate maturity fixed income securities

Portfolio Manager
William H. Gross

Fund Inception Date
5/11/87

Average Portfolio Duration
3-6 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates. Investment selections are made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares

(4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]


1989      1990    1991   1992    1993    1994    1995   1996    1997   1998
14.24     8.05   19.55   9.73   12.51   -3.58   19.77   4.69   10.16   9.76

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (4/1/89 - 6/30/89)      8.26%
Lowest (1/1/94 - 3/31/94)      -2.69%

Average Annual Total Returns (for periods ended 12/31/98)

                                           1 Year    5 Years    10 Years
------------------------------------------------------------------------
Institutional Class                          9.76%      7.89%      10.29%
------------------------------------------------------------------------
Class D                                      9.43%      7.56%       9.96%
------------------------------------------------------------------------
Lehman Aggregate Bond Index*                 8.69%      7.27%       9.26%
------------------------------------------------------------------------
Lipper Intermediate Investment Grade         7.25%      6.35%       8.28%
 Debt Fund Average*

* The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed income securities. It is not possible to invest directly in the index. The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted portfolio average maturities of five to ten years. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                  Example: Assuming you either redeem or do not
                            Admini-        Distribution         Total Annual      redeem your shares at the end of each period
            Advisory       strative       and/or Service       Fund Operating     Year
              Fees           Fees         (12b-1) Fees(1)         Expenses        1           3               5          10
----------------------------------------------------------------------------------------------------------------------------------
Class D      0.25%           0.25%             0.25%                0.75%         $77         $240            $417       $930
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Total Return Mortgage Fund      Fund Category - Intermediate Duration Bond

Investment Objective
Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Focus
Intermediate maturity fixed income securities

Portfolio Manager
Pasi Hamalainen

Fund Inception Date
7/31/97

Average Portfolio Duration
2-6 years

Credit Quality
Baa to Aaa; maximum 10% below Aaa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same policies at the Low Duration Mortgage Fund, except that its average portfolio duration normally varies within a two- to six-year time frame based on the Adviser's view of the potential for total return offered by a particular duration strategy.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]

1989    1990   1991   1992   1993   1994   1995   1996   1997   1998
 --      --     --     --     --     --     --     --     --    7.23

More Recent Return Information
12/31/98-06/30/99                       ____%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/97 - 12/31/97)            3.18%
Lowest (10/1/98 - 12/31/98)             0.36%

Average Annual Total Returns (for periods ended 12/31/98)

                                                              Fund Inception
                                                    1 Year      (7/31/97)
                                                   --------   --------------
Institutional Class                                  7.23%         8.66%

Class D                                              6.81%         8.24%

Lehman Mortgage Index*                               6.96%         7.38%

Lipper U.S. Mortgage Fund Average*                   6.08%         6.52%

* The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities. It is not possible to invest directly in the index. The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                             Example: Assuming you either redeem or do not
                              Admini-     Distribution      Total Annual     redeem your shares at the end of each period
                Advisory     strative    and/or Service    Fund Operating    Year
                  Fees         Fees      (12b-1) Fees(1)      Expenses       1           3           5          10
--------------------------------------------------------------------------------------------------------------------------
Class D           0.25%        0.40%          0.25%             0.90%         $77        $240        $417       $930
--------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Foreign Bond Fund                       Fund Category - International Bond

Investment Objective
Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Focus
Intermediate maturity hedged foreign fixed income securities

Portfolio Manager
Lee R. Thomas, III

Fund Inception Date
12/3/92

Average Portfolio Duration
3-7 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly


Principal Investments and Strategies

The Fund invests under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Adviser selects the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other factors the Adviser believes to be relevant. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Concentration Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities),

Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]

1989    1990   1991   1992    1993    1994    1995    1996   1997    1998
 --      --     --     --    16.40   -7.30   21.22   18.89   9.60   10.03

More Recent Return Information
12/31/98-06/30/99              ____%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/95 - 12/31/95)   7.84%
Lowest (1/1/94 - 3/31/94)     -5.80%

Average Annual Total Returns (for periods ended 12/31/98)

                                                                  Fund Inception
                                             1 Year     5 Years      (12/3/92)
--------------------------------------------------------------------------------
Institutional Class                          10.03%     10.01%        11.18%
--------------------------------------------------------------------------------
Class D                                       9.55%      9.53%        10.70%
--------------------------------------------------------------------------------
J.P. Morgan Non-U.S. Index (Hedged)*         12.09%      9.45%        10.24%
--------------------------------------------------------------------------------
Lipper International Income Fund Average*    11.91%      6.55%         8.01%

* The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges. The Fund began operations on 12/3/92. Index comparisons being on 11/30/92.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                   Example: Assuming you either redeem or do not
                                  Admini-     Distribution       Total Annual      redeem your shares at the end of each period
                     Advisory    strative    and/or Service     Fund Operating     Year
                       Fees        Fees      (12b-1) Fees(1)       Expenses        1            3           5            10
--------------------------------------------------------------------------------------------------------------------------------
Class D                0.25%       0.45%          0.25%              0.95%         $97          $303        $525         $1,166
--------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO High Yield Fund                           Fund Category -  High Yield Bond

Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Higher yielding fixed income securities

Portfolio Manager
Benjamin Trosky

Fund Inception Date
12/16/92

Average Portfolio Duration
2-6 years

Credit Quality
B to Aaa; minimum 65% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of the Fund normally varies within a two- to six-year time frame depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may invest in securities of foreign issuers only if the securities are U.S. dollar-denominated. The Fund also may engage in hedging strategies involving equity options.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns


[Plot points for bar chart:]

1989      1990   1991   1992    1993   1994    1995    1996    1997   1998
--          --     --     --   18.70   2.39   20.68   11.68   13.21   6.54

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (1/1/93 - 3/31/93)      6.27%
Lowest (7/1/98 - 9/30/98)      -1.76%

Average Annual Total Returns (for periods ended 12/31/98)

                                                            Fund Inception
                                       1 Year    5 Years      (12/16/92)
---------------------------------------------------------------------------
Institutional Class                      6.54%     10.73%       11.98%
---------------------------------------------------------------------------
Class D                                  6.15%     10.32%       11.57%
---------------------------------------------------------------------------
Lehman Brothers BB                       5.74%      9.09%       10.00%
Intermediate Corporate Index*
---------------------------------------------------------------------------
Lipper High Current Yield Fund          -0.44%      7.37%        9.36%
Average*

* The Lehman Brothers BB Intermediate Corporate Index is an unmanaged index comprised of various fixed income securities rated BB. It is not possible to invest directly in the index. The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges. The Fund began operations on 12/16/92. Index comparisons begin on 12/31/92.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)           None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                        Example: Assuming you either redeem or do not
                         Admini-      Distribution      Total Annual    redeem your shares at the end of each period
            Advisory    strative     and/or Service    Fund Operating   Year
              Fees        Fees       (12b-1) Fees(1)      Expenses      1              3            5          10
---------------------------------------------------------------------------------------------------------------------
Class D       0.25%       0.40%           0.25%             0.90%       $92            $287         $498       $1,108
---------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Municipal Bond Fund                       Fund Category -  Tax Exempt Bond

Investment Objective
Seeks high current income exempt from
 federal income tax, consistent with
 preservation of capital.  Capital
 appreciation is a secondary objective.

Fund Focus
Investment grade municipal securities
 (tax-exempt bonds)

Portfolio Manager
Benjamin Ehlert

Fund Inception Date
12/31/97

Average Portfolio Duration
3-10 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by states and local governments and their agencies, authorities and other instrumentalities. The Fund may invest up to 20% of net assets in U.S. Government securities, money market instruments and/or "private activity" bonds. The average portfolio duration of the Fund normally varies within a three- to ten-year time frame, based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its net assets, under normal market conditions, in Municipal Bonds or "private activity" bonds which are rated below investment grade but rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may purchase and write call and put options, and invest in mortgage-or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]

1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
 --     --     --     --     --     --     --     --     --    6.07

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (7/1/98 - 9/30/98)      3.33%
Lowest (10/1/98 - 12/31/98)     0.18%


Average Annual Total Returns (for periods ended 12/31/98)

                                                Fund Inception
                                      1 Year         (12/31/97)
--------------------------------------------------------------
Institutional Class                    6.07%            6.07%
--------------------------------------------------------------
Class D                                5.68%            5.68%
--------------------------------------------------------------
Lehman General Municipal Bond          6.48%            6.48%
Index*
--------------------------------------------------------------
Lipper General Municipal Fund          5.32%            5.32%
Average*

* The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The Lipper General Municipal Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from you investment -
such as sales charges (loads), redemption fees or exchange fees)       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                Example: Assuming you either redeem or do not
                         Administrative    Distribution        Total Annual     redeem your shares at the end of each period
              Advisory   Fees              and/or Service     Fund Operating    Year
              Fees                         (12b-1) Fees(1)       Expenses       1        3        5       10
------------------------------------------------------------------------------------------------------------------------------------
Class D       0.25%         0.35%              0.25%               0.85%        $87      $271     $471    $1,049
------------------------------------------------------------------------------------------------------------------------------------


(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-
1) Fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Real Return Bond Fund               Fund Category - Inflation-Indexed Bond

Investment Objective
Seeks maximum real return, consistent with preservation of capital and prudent investment management

Fund Focus
Inflation-indexed fixed income securities

Portfolio Manager
John Brynjolfsson

Fund Inception Date
1/29/97

Average Portfolio Duration
See description below

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in inflation-indexed bonds. Inflation-indexed bonds are Fixed Income Instruments whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than non-inflation related bonds, but are expected to retain their value against inflation over time.

Because of the unique features of inflation-indexed bonds, the Adviser uses a modified form of duration for the Fund ("modified real duration"). Although there is no limit on the modified real duration of the Fund, the average modified real duration of the Fund is expected to normally vary approximately with the range of the average modified real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate.

Portfolio securities may be issued by governments and their agencies or instrumentalities, and corporations. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest assets not invested in inflation-indexed bonds in other types of Fixed Income Instruments. The Fund may invest up to 35% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk
 .  Credit Risk
 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Concentration Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year.

Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

[Plot points for bar chart:]

1989    1990   1991   1992   1993   1994   1995   1996   1997   1998
 --      --     --     --     --     --     --     --     --    5.21

More Recent Return Information
12/31/98-06/30/99                       ____%

Quarterly Return Information
(for periods shown in the bar chart)

Highest (7/1/98 - 9/30/98)              3.19%
Lowest (10/1/98 - 12/31/98)            -0.05%

Average Annual Total Returns (for periods ended 12/31/98)

                                                                Fund Inception
                                                      1 Year       (1/29/97)
------------------------------------------------------------------------------
Institutional Class                                    5.21%         4.83%
------------------------------------------------------------------------------
Class D                                                4.80%         4.42%
------------------------------------------------------------------------------
Lehman Brothers Inflation Linked Treasury Index*       3.95%         3.32%
------------------------------------------------------------------------------
Lipper Short U.S. Government Fund Average*             5.83%         5.78%

* The Lehman Brothers Inflation Linked Treasury Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities universe. It is not possible to invest directly in the index. The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges. The Fund began operations on 1/29/97. Index comparisons begin on 1/31/97.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you either redeem or do not
                                   Admini-       Distribution       Total Annual      redeem your shares at the end of each period
                     Advisory     strative      and/or Service     Fund Operating     Year
                       Fees         Fees        (12b-1) Fees(1)       Expenses        1            3          5          10
-----------------------------------------------------------------------------------------------------------------------------------
Class D                0.25%        0.40%            0.25%              0.90%         $92          $287       $498       $1,108
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Strategic Balanced Fund                    Fund Category -  Stock and Bond

Investment Objective
Seeks maximum total return, consistent
with preservation of capital and
prudent investment management

Fund Focus
Securities eligible for purchase by the
Total Return and StocksPLUS Funds

Portfolio Manager
A team led by
William H. Gross

Fund Inception Date
6/28/96

Average Portfolio Duration
0-6 years

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared and distributed quarterly

Principal Investments and Strategies

The Fund invests in the securities eligible for purchase by the Total Return and StocksPLUS Funds. The percentage of the Fund's assets invested in equity or fixed income exposure will vary according to a methodology developed by the Adviser. The methodology is based upon the Adviser's long-standing process of economic forecasting of business cycle stages and consideration of the risk and reward potential of equity and fixed income securities. The Fund's equity exposure will vary between 45% and 75% of its assets, and its fixed income exposure will vary between 25% and 55% of its assets. There is no assurance that the Adviser's methodology for selecting the optimal blend of equity and fixed income exposure will be successful.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Market Risk
 .  Issuer Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Derivatives Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns


[Plot points for bar chart:]


1989      1990   1991   1992   1993   1994   1995   1996    1997    1998
--          --     --     --     --     --     --     --   24.17   19.66

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (4/1/97 - 6/30/97)     12.23%
Lowest (7/1/98 - 9/30/98)      -4.60%

Average Annual Total Returns (for periods ended 12/31/98)

                                            Fund Inception
                                  1 Year       (6/28/96)
----------------------------------------------------------
Institutional Class                19.66%        21.72%
----------------------------------------------------------
Class D                            19.15%        21.25%
----------------------------------------------------------
Lipper Balanced Index*             15.03%        17.46%
----------------------------------------------------------
Lipper Balanced Fund Average*      13.50%        16.74%

* The Lipper Balanced Index is an index of the 30 largest Balanced Funds equally weighted. The index reflects performance which is net of fees charges by each fund in the index. It is not possible to invest directly in the index. The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges. The Fund began operations on 6/28/96. Index comparisons begin on 6/30/96.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Funds Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                      Example: Assuming you either redeem or do not
                                 Admini-          Distribution       Total Annual     redeem your shares at the end of each period
             Advisory Fees      strative        and/or Service      Fund Operating    Year
                 Fees             Fees          (12b-1) Fees(1)        Expenses       1            3            5           10
-----------------------------------------------------------------------------------------------------------------------------------
Class D          0.40%            0.40%               0.25%              1.05%        $107         $334         $579        $1,283
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO StocksPLUS Fund                      Fund Category -  Enhanced Index Stock

Investment Objective
Seeks total return which exceeds that of the S&P 500

Fund Focus
S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities

Portfolio Manager
A team led by William H. Gross

Fund Inception Date
5/13/93

Average Portfolio Duration
0-1 year

Credit Quality
B to Aaa; maximum 10% below Baa

Dividend Frequency
Declared and distributed quarterly


Principal Investments and Strategies

The Fund invests under normal market conditions substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Fund, with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

When S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest up to 100% of its assets in a "basket" of S&P 500 stocks. The composition of this basket will be determined by standard statistical techniques that analyze the historical correlation between the return of every stock currently in the S&P 500 and the return on the S&P 500 itself. The Adviser may employ fundamental stock analysis only to choose among stocks that have already satisfied the statistical correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500.

Assets not invested in equity securities or derivatives may be invested in securities eligible for purchase by the Fixed Income Funds. The Fund may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may invest up to 20% of its assets in securities of foreign issuers, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts. The Fund will normally hedge at least 75% of its exposure to foreign currency. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.


Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund are:

 .  Market Risk
 .  Issuer Risk
 .  Derivatives Risk
 .  Credit Risk
 .  Interest Rate Risk
 .  Foreign Investment Risk
 .  Currency Risk
 .  Leveraging Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's

Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception date of Class D shares (4/8/98), performance is based on the performance of Institutional Class shares, adjusted to reflect the higher 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.


Calendar Year Total Returns

[Plot points for bar chart:]
1989      1990   1991   1992   1993   1994    1995    1996    1997    1998
--          --     --     --     --   2.92   40.52   23.07   32.85   28.33

More Recent Return Information
12/31/98-06/30/99   ___%

Quarterly Return Information
(for periods shown in the bar chart)
Highest (10/1/98 - 12/31/98)   21.45%
Lowest (7/1/98 - 9/30/98)      -9.77%


Average Annual Total Returns (for periods ended 12/31/98)

                                                   Fund Inception
                             1 Year    5 Years       (5/13/93)
-----------------------------------------------------------------
Institutional Class          28.33%     24.86%         23.62%
-----------------------------------------------------------------
Class D                      27.71%     24.35%         23.11%
-----------------------------------------------------------------
S&P 500 Index*               28.58%     24.06%         22.63%
-----------------------------------------------------------------
Lipper Growth & Income       15.61%     18.35%         17.71%
 Fund Average*

* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The Lipper Growth & Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges. The Fund began operations on 5/13/93. Index comparisons begin on 4/30/93.


Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                          Admini-     Distribution      Total Annual         Example: Assuming you either redeem or do not redeem
             Advisory    strative    and/or Service    Fund Operating        your shares at the end of each period Year
               Fees        Fees      (12b-1) Fees(1)      Expenses           1               3               5              10
-----------------------------------------------------------------------------------------------------------------------------------
Class D        0.40%       0.40%          0.25%             1.05%            $107            $334            $579          $1,283
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                          Summary of Principal Risks

     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. The chart at the end of this section identifies the principal risks of each Fund. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks.

     . Interest Rate Risk. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

     . Credit Risk. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit risk. These fixed income securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

     . Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

     . Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

     . Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     . Derivatives Risk. Each Fund (except the Money Market Fund) may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques - Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage. A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     . Foreign Investment Risk. A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region such as Southeast Asia can adversely affect securities of other countries whose economies appear to be unrelated.

     Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

     .  Currency Risk.   Funds that invest directly in foreign currencies or in
securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

     . Concentration Risk. Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. The Real Return Bond and Foreign Bond Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

     . Leveraging Risk. When a Fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Each Fund may take on leveraging risk by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities or through the use of when-issued, delayed-delivery or forward commitment transactions. Certain Funds may also take on leveraging risk by using derivatives. The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

     . Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                            Principal Risks by Fund

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------
                        Interest                             Foreign                                   Concen-   Manage-
                        Rate      Credit   Market   Issuer   Invest-    Currency   Deriva-  Leverag-   tration   ment
Fund                    Risk      Risk     Risk     Risk     ment Risk  Risk       tives    ing Risk   Risk      Risk
-------------------------------------------------------------------------------------------------------------------------
Short-Term                 *        *        *        *                               *         *                  *
-------------------------------------------------------------------------------------------------------------------------
Low Duration               *        *        *        *          *          *         *         *                  *
-------------------------------------------------------------------------------------------------------------------------
Total Return               *        *        *        *          *          *         *         *                  *
-------------------------------------------------------------------------------------------------------------------------
Total Return Mortgage      *        *        *        *          *                    *         *                  *
-------------------------------------------------------------------------------------------------------------------------
Foreign Bond               *        *        *        *          *          *         *         *        *         *
-------------------------------------------------------------------------------------------------------------------------
High Yield                 *        *        *        *          *                    *         *                  *
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond             *        *        *        *                               *         *                  *
-------------------------------------------------------------------------------------------------------------------------
Real Return Bond           *        *        *        *          *          *         *         *        *         *
-------------------------------------------------------------------------------------------------------------------------
Strategic Balanced         *        *        *        *          *          *         *         *                  *
-------------------------------------------------------------------------------------------------------------------------
StocksPLUS                 *        *        *        *          *          *         *         *                  *
-------------------------------------------------------------------------------------------------------------------------

                            Management of the Funds

The business affairs of the Funds are managed under the direction of the Trust's Board of Trustees. Information about the Trustees and the Trust's executive officers is included in the Statement of Additional Information under the heading "Management of the Trust."

Investment Adviser and Administrator

     PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

     PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of ____________, 1999, PIMCO had more than $_____ billion in assets under management.

     . Advisory Fees. Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 1999, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                         Advisory Fees
--------------------------------------------------------------------------
Fixed Income Funds                                               0.25%
Strategic Balanced and StocksPLUS Funds                          0.40%

     Administrative Fees. Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. The result of this fee structure is an expense level for Class D shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

     For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

Fund                                                        Administrative Fees*
--------------------------------------------------------------------------------
Short-Term Fund, Low Duration and Total Return Funds                0.25%
Municipal Bond Fund                                                 0.35%
Total Return Mortgage, High Yield, Real Return Bond,
  Strategic Balanced and StocksPLUS Funds                           0.40%
Foreign Bond Fund                                                   0.45%

* As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to .25% of the .65% Administrative Fee Rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the "Summary Information" section above, the "Annual Fund Operating Expenses" table provided under "Your Expenses" for each Fund shows the .65% Administrative Fees rate under two separate columns entitled "Administrative Fees" (.40%) and "Distribution and/or Service (12b-1) Fees" (.25%).

     . 12b-1 Plan for Class D Shares. The Funds' administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to .25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

     Individual Portfolio Managers. The following individuals have primary responsibility for managing each of the noted Funds.

Fund                      Portfolio Manager    Since                   Recent Professional Experience
Short-Term                William H. Gross      1/98    Managing Director, Chief Investment Officer and a founding
Low Duration                                    5/87*   partner of PIMCO.  He leads a team which manages the
Total Return                                    5/87*   Short-Term, Strategic Balanced and StocksPLUS Funds.
Strategic Balanced                              1/98
StocksPLUS                                      1/98

Total Return Mortgage     Pasi Hamalainen       7/97*   Executive Vice President, PIMCO. He joined PIMCO as a
                                                        Portfolio Manager in 1994, and has managed assets for
                                                        various institutional accounts since that time.

High Yield                Benjamin Trosky      12/92    Managing Director, PIMCO. He joined PIMCO as a Portfolio
                                                        Manager in 1990, and has managed assets for various
                                                        institutional accounts since that time.

Municipal Bond            Benjamin Ehlert      12/97*   Executive Vice President, PIMCO. He has been a Portfolio
                                                        Manager for PIMCO since 1986,  and has managed assets for
                                                        various institutional accounts since that time.

Fund                      Portfolio Manager    Since                   Recent Professional Experience
Real Return Bond          John Brynjolfsson     1/97*   Senior Vice President, PIMCO. He joined PIMCO as a Portfolio
                                                        Manager in 1989, and has managed assets for various
                                                        institutional accounts since that time.

Foreign Bond              Lee R. Thomas, III    7/95    Managing Director and Senior International Portfolio
                                                        Manager, PIMCO. He joined PIMCO as a Portfolio Manager in
                                                        1995, and has managed assets for various institutional
                                                        accounts since that time. Prior to joining PIMCO, he was
                                                        associated with Investcorp as a member of the management
                                                        committee responsible for global securities and foreign
                                                        exchange trading.

_________________
*  Since inception of the Fund.


                          How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

     . Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which could reduce your investment returns on Class D shares of the Funds.

     Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

     This Prospectus should be read in connection with your firm's materials regarding its fees and services.

     . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are calculated as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the Exchange each day the Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

     The Trust does not calculate NAVs or process orders on days when the Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the Exchange is closed, it will be processed on the next succeeding day when the Exchange is open (according to the succeeding day's
NAV).

Buying Shares

     Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

     You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

     Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

     The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     . Investment Minimums. The following investment minimums apply for purchases of Class D shares.

         Initial Investment                    Subsequent Investments
-----------------------------------------------------------------------------
           $2,500 per Fund                          $100 per Fund

     Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging Shares

     You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any series of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

     The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Selling Shares

     You can sell (redeem) Class D shares through your financial service firm on any day the Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

     Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

     The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                          How Fund Shares Are Priced

     The Trust calculates the net asset value ("NAV") of a Fund's Class D shares by taking the total value of the Fund's assets attributable to Class D shares, subtracting the Fund's liabilities attributable to the class, and dividing by the Fund's total number of Class D shares outstanding. The net asset value per share of each Fund is determined as of 4:00 p.m., Eastern time, or as of such other time designated by the New York Stock Exchange (the "Exchange") as the close of public trading ("closing"), on each day the Exchange is open.

     The Funds value their portfolio securities and other investments for which market quotations are readily available at market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities with more readily attainable prices and durations comparable to the securities being valued. Short-term investments having a maturity of 60 days or less may be valued at current market value or at amortized cost, which approximates market value. Exchange traded options, futures, and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. All other portfolio securities and assets are valued at their fair value as determined in good faith by the Trustees or persons acting at their direction.

     Fund investments quoted in foreign currencies are translated into U.S. dollars using foreign exchange quotations provided by independent dealers. As a result, the NAV of a Fund's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. Because foreign markets may be open at different times than the Exchange, the NAV of a Fund's shares may change on days when the Exchange is closed and an investor is not able to buy, redeem or exchange shares.

     In determining their daily net asset values, the Funds use price data received shortly after 4:00 p.m. Eastern time believed to reflect the current market value of securities held by the Funds as of the closing of the Exchange. The Funds intend to use these prices regardless of the impact of any post-closing adjustments to securities prices, as long as, in the view of the Funds, such prices represent the current market value of the securities as of the time selected by the Funds for the calculation of net asset value.


                               Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                                           Declared Daily     Declared and
                                              and Paid Monthly   Paid Quarterly
Fixed Income Funds                                    *
--------------------------------------------------------------------------------
Strategic Balanced and StocksPLUS Funds                                *

     In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

     You can choose from the following distribution options:

     . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

     . Invest all distributions in Class D shares of any other Fund or any series of PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the

        Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

     . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

     Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

     You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the distributions will automatically be invested in the Money Market Fund of PIMCO Funds: Pacific Investment Management Series until you are located.

     For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.


                               Tax Consequences

     . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

     Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

     Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

     . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

     . Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

        . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

        . A Note on the Municipal Bond Fund. Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If the Fund invests in "private activity bonds," certain shareholder may become subject to alternative minimum tax on the part of the Fund's distributions derived from interest on such bonds.

                  Characteristics and Risks of Securities and
                             Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgement and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Corporate Debt Securities

     Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fixed Income Fund may invest in floating rate debt instruments ("floaters") and (except the Money Market and Municipal Bond Funds) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fixed Income Fund (except the Money Market and Municipal Bond Funds) may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. A Fund may not invest more than 5% (10% in the case of the Low Duration Mortgage and Total Return Mortgage Funds) of its net assets in any combination of inverse floater, interest only, or principal only securities.

Foreign Securities

     Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of pyments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

     Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

     Emerging Market Securities. The Emerging Markets Bond and Emerging Markets Bond II Funds invest primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term, Low Duration and Low Duration III Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about
issuers; and less developed legal systems.   In addition, emerging securities
markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

     Each Fixed Income Fund (except the Long-Term U.S. Government and Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign Currencies

     A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local

European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

     Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

High Yield Securities

     Securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Services ("S&P") are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

     Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to the Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

     A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Derivatives

     Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Municipal Bond Fund may not enter into swap agreements or purchase or sell options relating to foreign currencies. Each Fund (except the Money Market and Municipal Bond Funds) may invest all of its assets in derivative instruments, subject to the Fund's objectives and policies. A Fund may not employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

     A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

     Management Risk   Derivative products are highly specialized instruments
that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     Credit Risk   The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

     Liquidity Risk   Liquidity risk exists when a particular derivative
instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Leverage Risk   Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

     Lack of Availability   Because the markets for certain derivative
instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

     Market and Other Risks   Like most other investments, derivative
instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

     Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Convertible Securities

     Each Fund (except the Money Market and Municipal Bond Funds) may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse affect on the Fund's ability to achieve its investment objective.

     While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider equity securities or convertible securities to gain exposure to such investments.

Mortgage-Related and Other Asset-Backed Securities

     Each Fund (except the Money Market and Municipal Bond Funds) may invest all of its assets in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls,

CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

     The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds

     Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Loan Participations and Assignments

     Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Short Sales

     Each Fund (except the Total Return III, High Yield and StocksPLUS Funds) may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Global Bond Fund II may only make short sales if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration (a "short sale against the box"). For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale (other than a "short sale against the box") must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

     Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

     Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this

Prospectus or in the Statement of Additional Information. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. The interest rate or principal payable at maturity of a hybrid security may increase or decrease, depending on changes in the value of an underlying benchmark. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. Benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks. Hybrids also entail credit risk. A Fund may not invest more than 5% of its assets in hybrid instruments.

Catastrophe Bonds

     Each Fixed Income Fund (except the Money Market Fund) and the StocksPLUS Fund may invest in "catastrophe bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risk.

Portfolio Turnover

     The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).

Illiquid Securities

     Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

     Each Fund may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Year 2000 Readiness Disclosure

     Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO, the Distributor, the Trust's shareholder servicing and transfer agent and custodian, and certain other service providers to the Funds have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally.

Changes in Investment Objectives and Policies

     The investment objective of each of the Global Bond Fund II may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

     Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

     The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                             Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

[Information not available as of filing - to be provided.]

Appendix A
Description of Securities Ratings

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those institutional investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.
     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.
     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade
     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
     CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
     C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
     CI: The rating CI is reserved for income bonds on which no interest is being paid.
     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
     r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
     N.R.: Not rated.
     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:
     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B: Issues rated B are regarded as having only speculative capacity for timely payment.
     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

[Back Cover Page]

PIMCO Funds:  Pacific Investment Management Series

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-888-87-PIMCO, or by writing to:

     PIMCO Funds Distributors LLC
     2187 Atlantic Street
     Stamford, CT  06902

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-5028.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



[LOGO]


File No. 811-5028

              PIMCO FUNDS: Pacific Investment Management Series
                              CLASS J AND CLASS K

          Supplement dated August 1, 1999 to the Institutional Class and Administrative Class Prospectus dated August 1, 1999

This Supplement describes two additional classes of shares of certain series ("Funds") of PIMCO Funds: Pacific Investment Management Company (the "Trust"), Class J and Class K, and supplements certain information regarding the Funds in the Prospectus dated August 1, 1999. The caption headings used in this Supplement correspond to those used in the Prospectus. Class J and Class K shares may be offered or sold only outside of the United States, and this information does not constitute an offer of Class J and Class K shares to any person who resides within the United States.

The Class J and Class K shares are available for the following Funds:

Short Duration Bond Funds
Short-Term
Low Duration
Low Duration II
Intermediate Duration Bond Funds
Total Return
Total Return II
High Yield
International Bond Funds
Global Bond
Foreign Bond
Stock and Bond Funds
Strategic Balanced
Stock Funds
StocksPLUS

Fund Descriptions, Performance and Fees

     The Fund Summaries for the following Funds are supplemented as follows:

PIMCO Short-Term Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                              ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class        Fees              Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.25%           0.25%              0.70%                  1.20%         $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.25            0.25%              1.00%                  1.50%         $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Low Duration Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:


Shareholder fees (fees paid directly from your investment)                       Class J            Class K
                                                                             ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class        Fees              Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J            0.25%            0.25%              0.70%                 1.20%%         $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K            0.25%            0.25%              1.00%                 1.50%          $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Low Duration Fund II

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:


Shareholder fees (fees paid directly from your investment)                       Class J           Class K
                                                                             ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class        Fees              Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J            0.25%            0.25%              0.70%                  1.50%         $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K            0.25%            0.25%              1.00%                  1.20%         $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Total Return Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                              ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class        Fees              Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J            0.25%             0.25%             0.70%                 1.20%          $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K            0.25%             0.25%             1.00%                 1.50%          $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Total Return Fund II

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                              ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class         Fees             Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.25%           0.25%               0.70%                 1.20%         $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.25%           0.25%               1.00%                 1.50%         $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO High Yield Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                              ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class         Fees             Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.25%           0.25%              0.70%                  1.20%         $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.25%           0.25%              1.00%                  1.50%         $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Global Bond Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                             ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class         Fees             Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.25%           0.30%              0.70%                 1.25%          $473     $733     $1,012    $1,808
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.25%           0.30%              1.00%                 1.55%          $404     $727     $1,074    $2,049
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Foreign Bond Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                              ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class         Fees             Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.25%           0.25%              0.70%                  1.20%         $468     $718     $987      $1,754
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.25%           0.25%              1.00%                  1.50%         $399     $712     $1,048    $1,996
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Strategic Balanced Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                             ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class         Fees             Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.40%           0.25%              0.70%                  1.35%         $483     $763     $1,063    $1,917
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.40%           0.25%              1.00%                  1.65%         $414     $757     $1,125    $2,156
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO StocksPLUS Fund

Performance Information

Performance information for Class J and Class K shares is not presented because Class J and Class K Shares of the Fund are new and do not have a full calendar year of performance.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class J or Class K shares of the Fund:

Shareholder fees (fees paid directly from your investment)                        Class J            Class K
                                                                              ----------------   ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of               3.50%              2.50%
offering price)
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of                None               None
original purchase price)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class J or Class K shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                            Example: Assuming you either redeem or
                                                                                            do not redeem your shares at the end of
                                    Admini-         Distribution          Total Annual      each period
                  Advisory         strative        and/or Service        Fund Operating     Year
Share Class         Fees             Fees          (12b-1) Fees(1)          Expenses        1        3        5         10
-----------------------------------------------------------------------------------------------------------------------------------
Class J             0.40%           0.25%              0.70%                  1.35%         $483     $763     $1,063    $1,917
-----------------------------------------------------------------------------------------------------------------------------------
Class K             0.40%           0.25%              1.00%                  1.65%         $414     $757     $1,125    $2,156
-----------------------------------------------------------------------------------------------------------------------------------

1. Due to the 12b-1distribution fee imposed on Class J and Class K shares, a shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

                              Investment Options
                         (Class J and Class K Shares)

The section "Investment Options" is supplemented as follows:

     Class J and Class K shares are offered outside the U.S. solely to non-U.S. investors. Class J shares are offered primarily through non-U.S. broker dealers, and Class K shares are offered primarily through non-U.S. banks or other non-U.S. financial institutions (together with broker dealers, "financial intermediaries"). The minimum initial investment in Class J and Class K shares is 100 shares. For Class J shares and Class K shares, each Fund pays services and/or distribution fees to financial intermediaries for services provided to shareholders.

     Distribution and Servicing (12b-1) Plans. The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     Class J and Class K shares pay both distribution and servicing fees. Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                               Servicing          Distribution
Class J                                        Fee                Fee
Short-Term                                     0.25%              0.45%
Low Duration                                   0.25%              0.45%
Low Duration II                                0.25%              0.45%
Total Return                                   0.25%              0.45%
Total Return II                                0.25%              0.45%
High Yield                                     0.25%              0.45%
Global Bond                                    0.25%              0.45%
Foreign Bond                                   0.25%              0.45%
Strategic Balanced                             0.25%              0.45%
StocksPLUS                                     0.25%              0.45%

Class K
Short-Term                                     0.25%              0.75%
Low Duration                                   0.25%              0.75%
Low Duration II                                0.25%              0.75%
Total Return                                   0.25%              0.75%
Total Return II                                0.25%              0.75%
High Yield                                     0.25%              0.75%
Global Bond                                    0.25%              0.75%
Foreign Bond                                   0.25%              0.75%
Strategic Balanced                             0.25%              0.75%
StocksPLUS                                     0.25%              0.75%

     The Distributor may reallow a portion of the distribution and service fees to financial intermediaries, which amount will depend upon the terms of the particular agreement between the Distributor and the financial intermediary with respect to responsibility for identified distribution and servicing activities. The Servicing Fee may be paid to an affiliate of the Distributor that provides personal services to Class J or Class K shareholders and/or maintains shareholder accounts.

     Class J or Class K shares purchased may be subject to additional fees other than those described herein imposed by financial intermediaries. Such financial intermediaries are responsible for transmitting a schedule of any such fees and any additional information regarding conditions of purchases or redemptions to their customers.

                      Purchases, Redemption and Exchanges

The section "Purchases, Redemption and Exchanges" is supplemented as follows:

Purchasing Shares

     Investors may purchase Class J and Class K shares of the Funds at the relevant net asset value plus the applicable sales charge for that class.

     Class J and Class K shares are offered solely outside the U.S. to non-U.S. investors. Class J shares are offered primarily through non-U.S. broker-dealers and Class K shares are offered primarily through non-U.S. banks and other non-U.S. financial institutions. Each Fund pays service and/or distribution fees to such financial intermediaries for services provided to shareholders of these classes.

     .    Investment Minimums. The minimum initial investment for Class J and
Class K shares is 100 shares.

     .    Initial Investment. An account in Class J and Class K shares may be opened by completing and signing a Client Registration Application as provided by your financial intermediary.

     .    Additional Investments. Additional investments in Class J and Class K shares may be made at any time at the relevant net asset value for a particular class by contacting your financial intermediary. The minimum additional investment is 10 shares.

     .    Other Purchase Information. Class J and Class K shares are qualified and registered for sale solely to non-U.S. investors outside the U.S. These classes are not available for purchase in the United States, and information regarding Class J and Class K shares does not constitute an offer or sale to any person residing in the United States.

Redeeming Shares

     .    Class J and Class K Redemptions. Redemptions of Class J and Class K
shares may only be made through your financial intermediaries, subject to conditions established by such intermediaries.

                              Fund Distributions

The section "Fund Distributions" is supplemented as follows:

     Dividends from net investment income with respect to Class J and Class K shares will be lower than those paid with respect to Institutional Class shares and Administrative Class shares, reflecting the payment of higher service and distribution fees by those classes.

                               Tax Consequences

Taxation of Non-U.S. Shareholders

     .    Taxes on Fund distributions. Under U.S. federal tax law, dividends
(other than those designated as capital gain dividends) paid on Class J or Class K shares beneficially held by a person who is a "foreign person" within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the Class J or Class K shares held by such beneficial holder are effectively connected with that permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains that are properly designated by the Fund as capital gain dividends will not be subject to withholding of U.S. federal income tax.

     .    Taxes on redemption or exchanges of Shares. Under U.S. federal tax law, a beneficial holder of Class J or Class K shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     You should consult your own adviser as to the potential application of state and local income taxes, and federal and state estate and gift taxes.


                                   #  #  #  #

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               PIMCO Funds: Pacific Investment Management Series
                 Institutional and Administrative Class Shares

                    Supplement Dated  ________, 1999 to the
                    Institutional and Administrative Class
                         Prospectus dated ______, 1999



"Summary Information" is amended as follows:

The table is amended by adding the following under the caption "Intermediate Duration Bond Funds":

                        Main Investments                             Duration     Credit Quality         Foreign
                        ----------------                             --------     --------------         -------
Commercial              Commercial mortgage-backed securities        3-8 years    B to Aaa; max 35%      0   %
Mortgage Securities                                                               below Baa

The table is further amended by adding the following under the caption "Stock Funds":

                        Main Investments                             Duration     Credit Quality         Foreign
                        ----------------                             --------     --------------         -------
StocksPLUS Short        Inversely correlated S&P 500 derivatives     0-1 year     B to Aaa; max 10%      0-20%
Strategy                backed by a portfolio of short-term fixed                 below Baa
                        income securities


The following Fund Summaries are added to the Prospectus:

PIMCO Commercial Mortgage Securities Fund

Investment Objective                         Portfolio Manager          Average Portfolio Duration
Seeks maximum total return, consistent                                  3-8 years
with preservation of capital and
prudent investment management                Fund Inception Date        Credit Quality
                                             N/A                        Baa to Aaa; maximum 35% below Baa
Fund Focus
Commercial mortgage-backed securities                                   Dividend Frequency
                                                                        Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests under normal circumstances at least 65% of its assets in investment grade commercial mortgage-backed securities. The Fund also may invest up to 35% of its assets in high yield bonds rated at least B, or, if unrated, determined by the Adviser to be of comparable quality if such securities are considered by the Adviser to have attractive investment characteristics. The average portfolio duration of this Fund will normally vary within a three- to eight-year time frame depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Adviser deems it is appropriate to do so.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                      .  Issuer Risk                 .  Concentration Risk
 .  Credit Risk                             .  Derivatives Risk            .  Leveraging Risk
 .  Market Risk                             .  Foreign Investment Risk     .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Because the Fund has not yet commenced operations, it does not have performance to report.

Your Expenses

The tables below describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund.

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.




                                                                                     Example: Assuming you either redeem or do not
                                  Admini-       Distribution       Total Annual      redeem your shares at the end of each period
                     Advisory    strative      and/or Service     Fund Operating     Year
Share Class           Fees         Fees          (12b-1) Fees        Expenses        1          3           5          10
------------------------------------------------------------------------------------------------------------------------------------

Institutional         .40%         .25%             None              .65%           $66        $208        $362       $  810
------------------------------------------------------------------------------------------------------------------------------------

Administrative        .40          .25              0.25%             .90            $92        $287        $498       $1,108
------------------------------------------------------------------------------------------------------------------------------------


PIMCO StocksPLUS Short Strategy Fund

Investment Objective                                  Portfolio Manager                     Average Portfolio Duration
Seeks total return through the                                                              0-1 year
implementation of short investment
positions on the S&P 500                              Fund Inception Date                   Credit Quality
                                                      N/A                                   B to Aaa; maximum 10% below Baa
Fund Focus
Inversely correlated S&P 500 stock index                                                    Dividend Frequency
derivatives backed by a portfolio of                                                        Declared and Paid Quarterly
short-term fixed income securities

Principal Investments and Strategies

The Fund invests primarily in S&P 500 short positions such that the Fund's net asset value is generally expected to vary inversely to the value of the S&P 500. The Fund is designed for investors seeking to take advantage of declines in the value of the S&P 500, or investors wishing to hedge existing long equity positions. The Fund will generally realize gains only when the price of the S&P 500 is declining. When the S&P 500 is rising, the Fund will generally incur a loss.

The Fund will maintain short positions through the use of a combination of S&P 500 derivatives, including options, futures and swap agreements. It is anticipated that the Fund will generally remain fully invested in S&P 500 short positions at all times, even during periods when the S&P 500 is rising. However, the Fund may purchase call options on S&P 500 futures contracts from time to time in an effort to limit the total potential decline in the Fund's net asset value. There can be no assurance that the use of such call options would be effective in limiting the potential decline in net asset value of the Fund.

The Adviser actively manages the fixed income assets held by the Fund, with a view to enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Thus, there will not be a perfect inverse correlation between the performance of the S&P 500 and the performance of the Fund. A perfect inverse correlation would exist if the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased in exact proportion to decreases in the S&P 500 (or decreased in exact proportion to increases in the S&P 500). Rather, because of the Adviser's management of the fixed income securities that are held by the Fund as cover for the Fund's short positions, it is expected that, if the value of the S&P 500 were to decrease by 10%, for example, the amount by which the Fund's net asset value would increase would be an amount slightly in excess of 10%. Conversely, an increase in the S&P 500 of 10% would result in a loss to the Fund of slightly less than this amount. There can be no assurance that the use of such active fixed income management techniques will produce the intended results.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Market Risk               .  Credit Risk                 .  Currency Risk
 .  Issuer Risk               .  Interest Rate Risk          .  Leveraging Risk
 .  Derivatives Risk          .  Foreign Investment Risk     .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Because the Fund has not yet commenced operations, it does not have performance to report.

Your Expenses

The tables below describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund.

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.




                                                                                     Example: Assuming you either redeem or do not
                                  Admini-       Distribution       Total Annual      redeem your shares at the end of each period
                     Advisory    strative      and/or Service     Fund Operating     Year
Share Class           Fees         Fees          (12b-1) Fees        Expenses        1          3           5          10
------------------------------------------------------------------------------------------------------------------------------------
Institutional        .40%          .25%            None               .65%           $66        $208        $362       $  810
------------------------------------------------------------------------------------------------------------------------------------

Administrative       .40           .25             0.25%              .90            $92        $287        $498       $1,108
------------------------------------------------------------------------------------------------------------------------------------


"Summary of Principal Risks" is amended as follows:

The following lines are added to the table captioned "Principal Risks by Fund":

                Interest                                      Foreign                                           Concen-    Manage-
                Rate        Credit      Market     Issuer     Investment    Currency     Deriva-    Leverag-    tration    ment
 Fund           Risk        Risk        Risk       Risk       Risk          Risk         tives      ing Risk    Risk       Risk
----------------------------------------------------------------------------------------------------------------------------------
 Commercial        .          .           .          .                                     .           .          .          .
 Mortgage
 Securities
----------------------------------------------------------------------------------------------------------------------------------
 StocksPLUS       .          .           .          .            .             .           .           .                     .
 Short
 Strategy
----------------------------------------------------------------------------------------------------------------------------------

"Management of the Funds" is amended as follows:

The table in the section captioned "Advisory Fees" is revised to add the Commercial Mortgage Securities and StockPLUS Short Strategy Funds to the row showing an advisory fee of 0.40%.

The table in the section captioned "Administrative Fees" is revised to add the Commercial Mortgage Securities and StockPLUS Short Strategy Funds to the row showing an administrative fee of 0.25%.

               PIMCO Funds: Pacific Investment Management Series
                            Class A, B and C Shares

                    Supplement Dated  ________, 1999 to the
                Class A, B and C Prospectus dated ______, 1999



"Summary Information" is amended as follows:

The table is amended by adding the following under the caption "Intermediate Duration Bond Funds":

                    Main Investments                                 Duration    Credit Quality         Foreign
                    ----------------                                 --------    --------------         -------
Total Return II     Same as Total Return Fund, except quality and    3-6 years   Baa to Aaa             0%
                    foreign issuer restrictions

Total Return III    Same as Total Return Fund, except                3-6 years   B to Aaa; max 10%      0 - 20%
                    prohibitions on firms engaged in socially                    below Baa
                    sensitive practices


The following Fund Summaries are added to the Prospectus:

PIMCO Total Return Fund II            Fund Category - Intermediate Duration Bond

Investment Objective                        Portfolio Manager              Average Portfolio Duration
Seeks maximum total return, consistent      William H. Gross               3-6 years
with preservation of capital and
prudent investment management               Fund Inception Date            Credit Quality
                                            12/30/91                       Baa to Aaa
Fund Focus
Intermediate maturity fixed income                                         Dividend Frequency
securities                                                                 Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Total Return Fund, except that the Fixed Income Instruments in which it may invest are limited to those of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the Adviser to be of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                           .  Issuer Risk                       .  Management Risk
 .  Credit Risk                                  .  Derivatives Risk
 .  Market Risk                                  .  Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Summary performance information for the Fund is shown below in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, Class B or Class C shares for a full calendar year. The bar chart does not reflect the impact of sales charges (loads) that may be imposed on Class A, Class B or Class C shares. If they did, the returns would be lower than those shown. Although Class A, Class B and Class C shares would have similar annual returns (because all of the Fund's shares represent interest in the same portfolio of securities), Class A, Class B and Class C performance would be lower than Institutional Class performance because of higher expenses paid by Class A, Class B and Class C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns



                                                                            More Recent Return Information
                                                                            12/31/98-06/30/99               ___%
[Plot points for bar chart:]
                                                                            Quarterly Return Information
1989      1990   1991   1992    1993    1994    1995   1996   1997   1998   (for periods shown in the bar chart)
--        --     --     9.43   10.90   -2.21   18.97   3.85   9.99   9.62   Highest (7/1/92 - 9/30/92)      5.57%
                                                                            Lowest (1/1/94 - 3/31/94)      -2.60%

Average Annual Total Returns (for periods ended 12/31/98)

                                                 Fund Inception    * The Lehman Brothers Aggregate Bond Index is an unmanaged
                            1 Year    5 Years      (12/30/91)      index of fixed income securities.  It is not possible to
                                                                   invest directly in the index.  The Lipper Intermediate
----------------------------------------------------------------   Investment Grade Debt Fund Average is a total return
Institutional Class         9.62%      7.82%          8.49%        performance average of Funds tracked by Lipper Analytical
----------------------------------------------------------------   Services, Inc. that invest at least 65% of their assets in
Lehman Aggregate            8.69%      7.27%          7.64%        investment-grade debt issues (rated in the top four grades)
Bond Index*                                                        with dollar-weighted average maturities of five to ten
----------------------------------------------------------------   years.  It does not take into account sales charges.  The
Lipper Intermediate         7.25%      6.35%          7.16%        Fund began operations on 12/30/91.  Index comparisons began
Investment Grade Debt                                              on 12/31/91.
Fund Average*

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                Class A       Class B     Class C
                                                                                                -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            4.5%          None        None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)    1.0%/(1)/     5.0%/(2)/   1.0%/(3)/

-------------------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.



                                   Adminis     Distribution        Total Annual
                  Advisory         trative    and/or Service      Fund Operating
Share Class         Fees            Fees      (12b-1) Fees(1)        Expenses
----------------------------------------------------------------------------------
A Shares           0.25%            0.40%          0.25%              0.90%
----------------------------------------------------------------------------------
B Shares           0.25             0.40           1.00               1.65
----------------------------------------------------------------------------------
C Shares           0.25             0.40           1.00               1.65


                       Example: Assuming you redeem                    Example: Assuming you do not
                       shares at the end of each period                redeem your shares

                       Year                                            Year
Share Class            1           3           5          10           1           3           5          10
----------------------------------------------------------------------------------------------------------------
A Shares               $538        $724      $  926      $1,508        $538        $724        $926      $1,508
----------------------------------------------------------------------------------------------------------------
B Shares                668         820       1,097       1,657         168         520         897       1,657
----------------------------------------------------------------------------------------------------------------
C Shares                268         520         897       1,995         168         520         897       1,995

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

PIMCO Total Return Fund III         Fund Category - Intermediate Duration Bond


Investment Objective                        Portfolio Manager                Average Portfolio Duration
Seeks maximum total return, consistent      William H. Gross                 3-6 years
with preservation of capital and
prudent investment management               Fund Inception Date              Credit Quality
                                            5/1/91                           B to Aaa; maximum 10% below Baa
Fund Focus
Intermediate maturity fixed income                                           Dividend Frequency
securities                                                                   Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Total Return Fund, except that it limits its investments with respect to certain socially sensitive issues. As a matter of non-fundamental policy, the Fund will not invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Principal Risks

Among the principal risks of investing in the Fund are:


 .  Interest Rate Risk             .  Issuer Risk                       .  Currency Risk
 .  Credit Risk                    .  Derivatives Risk                  .  Leveraging Risk
 .  Market Risk                    .  Foreign Investment Risk           .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Summary performance information for the Fund is shown below in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, Class B or Class C shares for a full calendar year. The bar chart does not reflect the impact of sales charges (loads) that may be imposed on Class A, Class B or Class C shares. If they did, the returns would be lower than those shown. Although Class A, Class B and Class C shares would have similar annual returns (because all of the Fund's shares represent interest in the same portfolio of securities), Class A, Class B and Class C performance would be lower than Institutional Class performance because of higher expenses paid by Class A, Class B and Class C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                              More Recent Return Information
                                                                              12/31/98-06/30/99   ___%
[Plot points for bar chart:]
                                                                              Quarterly Return Information
1989      1990   1991   1992    1993    1994    1995   1996    1997    1998   (for periods shown in the bar chart)
--        --     --     9.02   12.64   -3.43   19.23   4.63   10.21   10.37   Highest (7/1/91 - 9/30/91)      6.90%
                                                                              Lowest (1/1/94 - 3/31/94)      -2.68%

Average Annual Total Returns (for periods ended 12/31/98)

                                                 Fund Inception    * The Lehman Brothers Aggregate Bond Index is an unmanaged
                            1 Year    5 Years       (5/1/91)       index of fixed income securities.  It is not possible to
---------------------------------------------------------------    invest directly in the index.  The Lipper Intermediate
Institutional Class          10.37%      7.94%       9.79%         Investment Grade Debt Fund Average is a total return
---------------------------------------------------------------    performance average of Funds tracked by Lipper Analytical
Lehman Aggregate              8.69%      7.27%       8.50%         Services, Inc. that invest at least 65% of their assets in
Bond Index*                                                        investment-grade debt issues (rated in the top four grades)
---------------------------------------------------------------    with dollar-weighted average maturities of five to ten
Lipper Intermediate           7.15%      6.35%       7.98%         years .  It does not take into account sales charges.  The
Investment Grade Debt                                              Fund began operations on 5/1/91.  Index comparisons began
Fund Average                                                       on 4/30/91.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)

                                                                                                 Class A    Class B       Class C
                                                                                                 -------    -------       -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             4.5%       None          None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)     1.0%/(1)/  5.0%/(2)/     1.0%/(3)/

------------------------------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
2. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares - Contingent Deferred Sales Charges (CDSCs) - Class B Shares."
3. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                   Admini-     Distribution        Total Annual
                  Advisory        strative    and/or Service      Fund Operating
Share Class         Fees            Fees      (12b-1) Fees(1)        Expenses
--------------------------------------------------------------------------------
A Shares           0.25%           0.40%           0.25%               0.90%
--------------------------------------------------------------------------------
B Shares           0.25            0.40            1.00                1.65
--------------------------------------------------------------------------------
C Shares           0.25            0.40            1.00                1.65


                     Example: Assuming you redeem                   Example: Assuming you do not
                     shares at the end of each period               redeem your shares

                     Year                                            Year
Share Class          1           3         5           10            1           3           5         10
--------------------------------------------------------------------------------------------------------------
A Shares             $538        $724      $  926      $1,508        $538        $724        $926      $1,508
--------------------------------------------------------------------------------------------------------------
B Shares              668         820       1,097       1,657         168         520         897       1,657
--------------------------------------------------------------------------------------------------------------
C Shares              268         520         897       1,995         168         520         897       1,995

1. Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

"Summary of Principal Risks" is amended as follows:

The following lines are added to the table captioned "Principal Risks by Fund":

                     Interest                                   Foreign                                           Concen-    Manage-
                     Rate        Credit     Market    Issuer    Investment   Currency    Deriva-      Leverag-    tration    ment
Fund                 Risk        Risk       Risk      Risk      Risk         Risk        tives Risk   ing Risk    Risk       Risk
-----------------------------------------------------------------------------------------------------------------------------------
Total Return II         .          .           .         .                                    .           .                     .
-----------------------------------------------------------------------------------------------------------------------------------
Total Return III        .          .           .         .          .            .            .           .                     .
-----------------------------------------------------------------------------------------------------------------------------------

"Management of the Funds" is amended as follows:

The table in the section captioned "Advisory Fees" is revised to add the Total Return II and Total Return III Funds to the row showing an advisory fee of 0.25%.

The table in the section captioned "Administrative Fees" is revised to add the Total Return II and Total Return III Funds to the row showing an administrative fee of 0.40%.

The table in the section captioned "Individual Portfolio Managers" is revised to show that Total Return II and Total Return III are managed by William H. Gross, and that he has managed the Funds since December, 1991 and May, 1991 respectively.

               PIMCO Funds: Pacific Investment Management Series
                                Class D Shares

                    Supplement Dated  ________, 1999 to the
                     Class D Prospectus dated ______, 1999



"Summary Information" is amended as follows:

The table is amended by adding the following under the caption "Short Duration Bond Funds":

                             Main Investments                     Duration             Credit Quality            Foreign
                             ----------------                     --------             --------------            -------
Money Market Fund            Money market instruments             (less than or        Min 95% Aaa or Prime      0 %
                                                                  equal to) 90         1; (less than or equal
                                                                  days dollar-         to) 5% Aa or Prime 2
                                                                  weighted average
                                                                  maturity

The table is further amended by adding the following under the caption "Intermediate Duration Bond Funds":

                             Main Investments                     Duration             Credit Quality            Foreign
                             ----------------                     --------             --------------            -------
Total Return II              Same as Total Return Fund,           3-6 years            Baa to Aaa                0%
                             except quality and foreign issuer
                             restrictions

Total Return III             Same as Total Return Fund,           3-6 years            B to Aaa; max 10%         0 - 20%
                             except prohibitions on firms                              below Baa
                             engaged in socially sensitive
                             practices

The following Fund Summaries are added to the prospectus:

PIMCO Money Market Fund                Fund Category -  Short Duration Bond

Investment Objective                       Portfolio Manager     Average Portfolio Maturity
Seeks maximum current income,              Leslie Barbi          (less than or equal to) 90 days dollar-weighted average
consistent with preservation of                                  maturity
capital and daily liquidity                Fund Inception Date
                                           3/1/91
Fund Focus                                                       Credit Quality
Money market instruments                                         Minimum 95% rated Aaa or Prime 1;
                                                                 (less than or equal to) 5% Aa or Prime 2

                                                                 Dividend Frequency
                                                                 Declared daily and distributed monthly

Principal Investments and Strategies

The Fund invests at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund are:

 .  Interest Rate Risk                                   .  Market Risk
 .  Credit Risk                                          .  Issuer Risk
 .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Summary performance information for the Fund is shown below in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns

                                                                              More Recent Return Information
                                                                              12/31/98-06/30/99                ___%
[Plot points for bar chart:]
                                                                              Quarterly Return Information
1989      1990   1991   1992    1993    1994    1995   1996    1997    1998   (for periods shown in the bar chart)
--        --     --     9.02   12.64   -3.43   19.23   4.63   10.21   10.37   Highest (7/1/91 - 9/30/91)      6.90%
                                                                              Lowest (1/1/94 - 3/31/94)      -2.68%

Average Annual Total Returns (for periods ended 12/31/98)

                                                  Fund Inception
                             1 Year     5 Years       (5/1/91)   * The Lehman Brothers Aggregate Bond Index is an unmanaged
---------------------------------------------------------------    index of fixed income securities.  It is not possible to
Institutional Class          10.37%      7.94%        9.79%        invest directly in the index.  The Lipper Intermediate
---------------------------------------------------------------    Investment Grade Debt Fund Average is a total return
Lehman Aggregate              8.69%      7.27%        8.50%        performance average of Funds tracked by Lipper Analytical
Bond Index*                                                        Services, Inc. that that invest at least 65% of their
---------------------------------------------------------------    assets in investment-grade debt issues (rated in the top
Lipper Intermediate           7.15%      6.35%        7.98%        four grades) with dollar-weighted portfolio average
Investment Grade Debt                                              maturities of less than three years.  It does not take into
Fund Average                                                       account sales charges.  The Fund began operations on
                                                                   5/1/91.  Index comparisons began on 4/30/91.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                   Example: Assuming you either redeem or do not
                          Admini-       Distribution         Total Annual          redeem your shares at the end of each period
              Advisory    strative      and/or Service       Fund Operating        Year
              Fees        Fees          (12b-1) Fees(1)      Expenses              1            3             5             10
----------------------------------------------------------------------------------------------------------------------------------
Class D       0.25%        0.25%        0.25%                0.75%                 $77          $240          $417          $930
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Total Return Fund II          Fund Category -  Intermediate Duration Bond

Investment Objective                        Portfolio Manager     Average Portfolio Duration
Seeks maximum total return, consistent      William H. Gross      3-6 years
with preservation of capital and
prudent investment management               Fund Inception Date   Credit Quality
                                            12/30/91              Baa to Aaa
Fund Focus
Intermediate maturity fixed income                                Dividend Frequency
securities                                                        Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Total Return Fund, except that the Fixed Income Instruments in which it may invest are limited to those of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the Adviser to be of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are:


 .  Interest Rate Risk                  .  Issuer Risk                    .  Management Risk
 .  Credit Risk                         .  Derivatives Risk
 .  Market Risk                         .  Leveraging Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Summary performance information for the Fund is shown below in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. Past performance is no guarantee of future results.

 Calendar Year Total Returns

                                                                            More Recent Return Information
                                                                            12/31/98-06/30/99            ___%
[Plot points for bar chart:]

1989      1990   1991   1992    1993    1994    1995   1996   1997   1998   (for periods shown in the bar chart)
--        --     --     9.43   10.90   -2.21   18.97   3.85   9.99   9.62   Highest (7/1/92 - 9/30/92)      5.57%
                                                                            Lowest (1/1/94 - 3/31/94)      -2.60%


Average Annual Total Returns (for periods ended 12/31/98)

                                                 Fund Inception   * The Lehman Brothers Aggregate Bond Index is an unmanaged
                            1 Year    5 Years      (12/30/91)     index of fixed income securities.  It is not possible to
----------------------------------------------------------------  invest directly in the index.  The Lipper Intermediate
Institutional Class         9.62%      7.82%          8.49%       Investment Grade Debt Fund Average is a total return
----------------------------------------------------------------  performance average of Funds tracked by Lipper Analytical
Lehman Aggregate            8.69%      7.27%          7.64%       Services, Inc. that invest at least 65% of their assets in
Bond Index*                                                       investment-grade debt issues (rated in the top four grades)
----------------------------------------------------------------  with dollar-weighted portfolio average maturities of five
Lipper Intermediate         7.25%      6.35%          7.16%       to ten years.  It does not take into account sales charges.
Investment Grade Debt                                             The Fund began operations on 12/30/91.  Index comparisons
Fund Average*                                                     began on 12/31/91.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees       None

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                   Example: Assuming you either redeem or do not
                          Admini-       Distribution         Total Annual          redeem your shares at the end of each period
              Advisory    strative      and/or Service       Fund Operating        Year
              Fees        Fees          (12b-1) Fees(1)      Expenses              1            3             5             10
----------------------------------------------------------------------------------------------------------------------------------
Class D       0.25%       0.25%         0.25%                0.75%                 $77          $240          $417          $930
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

PIMCO Total Return Fund III         Fund Category -  Intermediate Duration Bond


Investment Objective                        Portfolio Manager     Average Portfolio Duration
Seeks maximum total return, consistent      William H. Gross      3-6 years
with preservation of capital and
prudent investment management               Fund Inception Date   Credit Quality
                                            5/1/91                B to Aaa; maximum 10% below Baa
Fund Focus
Intermediate maturity fixed income                                Dividend Frequency
securities                                                        Declared daily and distributed monthly

Principal Investments and Strategies

The Fund has the same investment policies as the Total Return Fund, except that it limits its investments with respect to certain socially sensitive issues. As a matter of non-fundamental policy, the Fund will not invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Principal Risks

Among the principal risks of investing in the Fund are:


 .  Interest Rate Risk               .  Issuer Risk                     .  Currency Risk
 .  Credit Risk                      .  Derivatives Risk                .  Leveraging Risk
 .  Market Risk                      .  Foreign Investment Risk         .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries in the Prospectus for a description of these and other risks of investing in the Fund.

Performance Information

Summary performance information for the Fund is shown below in a bar chart and an Average Annual Total Return table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns
                                                                               More Recent Return Information
                                                                               12/31/98-06/30/99           ___%
[Plot points for bar chart:]

                                                                              Quarterly Return Information
1989      1990   1991   1992    1993    1994    1995   1996    1997    1998   (for periods shown in the bar chart)
--        --     --     9.02   12.64   -3.43   19.23   4.63   10.21   10.37   Highest (7/1/91 - 9/30/91)      6.90%
                                                                              Lowest (1/1/94 - 3/31/94)      -2.68%

Average Annual Total Returns (for periods ended 12/31/98)


                                                 Fund Inception    * The Lehman Brothers Aggregate Bond Index is an unmanaged
                            1 Year    5 Years      (5/1/91)        index of fixed income securities.  It is not possible to
----------------------------------------------------------------   invest directly in the index.  The Lipper Intermediate
Institutional Class          10.37%    7.94%       9.79%           Investment Grade Debt Fund Average is a total return
-----------------------------------------------------------------  performance average of Funds tracked by Lipper Analytical
Lehman Aggregate              8.69%    7.27%       8.50%           Services, Inc. that invest at least 65% of their assets in
Bond Index*                                                        investment-grade debt issues (rated in the top four grades)
-----------------------------------------------------------------  with dollar-weighted portfolio average maturities of five
Lipper Intermediate           7.15%    6.35%       7.98%           to ten years.  It does not take into account sales charges.
Investment Grade Debt                                              The Fund began operations on 5/1/91.  Index comparisons
Fund Average                                                       began on 4/30/91.

Your Expenses

The information below describes the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment -
such as sales charges (loads), redemption fees or exchange fees)         None

Information about the Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                   Example: Assuming you either redeem or do not
                          Admini-       Distribution         Total Annual          redeem your shares at the end of each period
              Advisory    strative      and/or Service       Fund Operating        Year
              Fees        Fees          (12b-1) Fees(1)      Expenses              1            3             5             10
----------------------------------------------------------------------------------------------------------------------------------
Class D       0.25%       0.25%         0.25%                0.75%                 $77          $240          $417          $930
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Investment Adviser and Administrator - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

"Summary of Principal Risks" is amended as follows:

The following lines are added to the table captioned "Principal Risks by Fund":

                   Interest                                   Foreign                                            Concen-    Manage-
                   Rate        Credit     Market    Issuer    Invest-      Currency    Deriva-      Leverag-     tration    ment
Fund               Risk        Risk       Risk      Risk      ment Risk    Risk        tives Risk   ing Risk     Risk       Risk
----------------------------------------------------------------------------------------------------------------------------------
Money Market          .           .          .         .                                                                       .
----------------------------------------------------------------------------------------------------------------------------------
Total Return II       .           .          .         .                                   .           .                       .
----------------------------------------------------------------------------------------------------------------------------------
Total Return III      .           .          .         .         .            .            .           .                       .
----------------------------------------------------------------------------------------------------------------------------------

"MANAGEMENT OF THE FUNDS" IS AMENDED AS FOLLOWS:

THE TABLE IN THE SECTION CAPTIONED "ADVISORY FEES" IS REVISED TO ADD THE MONEY MARKET, TOTAL RETURN II AND TOTAL RETURN III FUNDS TO THE ROW SHOWING AN ADVISORY FEE OF 0.25%.

THE TABLE IN THE SECTION CAPTIONED "ADMINISTRATIVE FEES" IS REVISED TO ADD THE MONEY MARKET, TOTAL RETURN II AND TOTAL RETURN III FUNDS TO THE ROW SHOWING AN ADMINISTRATIVE FEE OF 0.25%.

THE FOLLOWING LINE IS ADDED TO THE TABLE IN THE SECTION CAPTIONED "INDIVIDUAL PORTFOLIO MANAGERS":

FUND                      PORTFOLIO MANAGER         SINCE         RECENT PROFESSIONAL EXPERIENCE
MONEY MARKET              LESLIE BARBI              11/95         SENIOR VICE PRESIDENT, PIMCO. SHE JOINED PIMCO AS A
                                                                  PORTFOLIO MANAGER IN 1993, AND HAS MANAGED ASSETS
                                                                  FOR VARIOUS INSTITUTIONAL ACCOUNTS SINCE THAT TIME.

THE TABLE IN THE SECTION CAPTIONED "INDIVIDUAL PORTFOLIO MANAGERS" IS FURTHER REVISED TO SHOW THAT TOTAL RETURN II AND TOTAL RETURN III ARE MANAGED BY WILLIAM
H. GROSS, AND THAT HE HAS MANAGED THE FUNDS SINCE DECEMBER, 1991 AND MAY, 1991 RESPECTIVELY.

                                  PIMCO Funds:
                      Pacific Investment Management Series

                      Statement of Additional Information

     This Statement of Additional Information is not a prospectus, and should be used in conjunction with the prospectuses of PIMCO Funds: Pacific Investment Management Series, as supplemented from time to time. The Trust offers up to eight classes of shares of each of its Funds. Class A, Class B, and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus," Institutional Class and Administrative Class shares of certain Funds are offered through the "Institutional Prospectus," Class D shares of certain Funds are offered through the "Class D Prospectus," and Class A shares of the Total Return Fund also are offered through a separate prospectus, each dated August 1, 1999, each as amended or supplemented from time to time (collectively, the "Prospectuses"). Additionally, Class J and Class K shares for certain Funds are offered solely to non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.

     Audited financial statements for the Trust, as of March 31, 1999, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's March 31, 1999 Annual Reports.
Copies of Prospectuses, Annual or Semi-Annual Reports, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

                                             Class A, B and C and Class
  Institutional Prospectus and               Prospectuses, Annual and
  Annual and Semi-Annual Reports:            Semi-Annual Reports, and the Guide:

  PIMCO Funds                                PIMCO Funds Distributors LLC
  840 Newport Center Drive                   2187 Atlantic Street
  Suite 300                                  Stamford, Connecticut 06902
  Newport Beach, California 92660            Telephone:  (800) 426-0107
  Telephone: (800) 927-4648 (Current Shareholders)
             (800) 800-0952 (New Accounts)

August 1, 1999

                               TABLE OF CONTENTS

                                                                                                                Page
THE TRUST....................................................................................................      1

INVESTMENT OBJECTIVES AND POLICIES...........................................................................      1

     Borrowing...............................................................................................      1
     Corporate Debt Securities...............................................................................      2
     Convertible Securities..................................................................................      3
     High Yield Securities ("Junk Bonds")....................................................................      3
     Variable and Floating Rate Securities...................................................................      4
     Participation on Creditors Committees...................................................................      5
     Mortgage-Related and Other Asset-Backed Securities......................................................      5
     Foreign Securities......................................................................................      9
     Foreign Currency Transactions...........................................................................     11
     Foreign Currency Exchange-Related Securities............................................................     12
     Bank Obligations........................................................................................     13
     Loan Participations.....................................................................................     14
     Delayed Funding Loans and Revolving Credit Facilities...................................................     16
     Loans of Portfolio Securities...........................................................................     16
     Short Sales.............................................................................................     16
     When-Issued, Delayed Delivery and Forward Commitment Transactions.......................................     17
     Derivative Instruments..................................................................................     17
     Inflation-Indexed Bonds.................................................................................     25
     Hybrid Instruments......................................................................................     26
     Catastrophe Bonds.......................................................................................     27
     Warrants to Purchase Securities.........................................................................     27
     Illiquid Securities.....................................................................................     27
     Municipal Bonds.........................................................................................     28
     Social Investment Policies..............................................................................     30

INVESTMENT RESTRICTIONS......................................................................................     30

     Fundamental Investment Restrictions.....................................................................     30
     Non-Fundamental Investment Restrictions.................................................................     32
     Non-Fundamental Operating Policies Relating to the Sale of Shares of PIMCO Total Return Fund in Japan...     35

MANAGEMENT OF THE TRUST......................................................................................     36

     Trustees and Officers...................................................................................     36
     Compensation Table......................................................................................     40
     Investment Adviser......................................................................................     41
     Fund Administrator......................................................................................     43

DISTRIBUTION OF TRUST SHARES.................................................................................     45

     Distributor and Multi-Class Plan........................................................................     45
     Contingent Deferred Sales Charge and Initial Sales Charge...............................................     46

     Distribution and Servicing Plans for Class A, Class B and Class C Shares................................     47
     Distribution and Administrative Services Plans for Administrative Class Shares..........................     54
     Plan for Class D Shares.................................................................................     56
     Distribution and Servicing Plan for Class J and Class K Shares..........................................     58
     Purchases, Exchanges and Redemptions....................................................................     58

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................................................     60

     Investment Decisions and Portfolio Transactions.........................................................     60
     Brokerage and Research Services.........................................................................     60
     Portfolio Turnover......................................................................................     61

NET ASSET VALUE..............................................................................................     62

TAXATION.....................................................................................................     63

     Distributions...........................................................................................     65
     Sales of Shares.........................................................................................     65
     Backup Withholding......................................................................................     65
     Options, Futures and Forward Contracts, and Swap Agreements.............................................     66
     Short Sales.............................................................................................     66
     Passive Foreign Investment Companies....................................................................     66
     Foreign Currency Transactions...........................................................................     67
     Foreign Taxation........................................................................................     67
     Original Issue Discount and Market Discount.............................................................     68
     Non-U.S. Shareholders...................................................................................     69
     Other Taxation..........................................................................................     69

OTHER INFORMATION............................................................................................     70

     Capitalization..........................................................................................     70
     Performance Information.................................................................................     70
     Potential College Cost Table............................................................................     79
     Voting Rights...........................................................................................     82
     The Reorganization of the PIMCO Money Market and Total Return II Funds..................................     83
     The Reorganization of the PIMCO Global Bond Fund II.....................................................     83
     Code of Ethics..........................................................................................     83
     Year 2000 Readiness Disclosure..........................................................................     83
     Custodian, Transfer Agent and Dividend Disbursing Agent.................................................     84
     Independent Accountants.................................................................................     85
     Counsel.................................................................................................     85
     Registration Statement..................................................................................     85
     Financial Statements....................................................................................     85

SHAREHOLDER GUIDE FOR CLASS A, B AND C SHARES................................................................   SG-1

                                   THE TRUST

     PIMCO Funds (the "Trust") is an open-end management investment company ("mutual fund") currently consisting of twenty-seven separate investment portfolios (the "Funds"): the PIMCO Money Market Fund; the PIMCO Short-Term Fund; the PIMCO Low Duration Fund; the PIMCO Low Duration Fund II; the PIMCO Low Duration Fund III; the PIMCO Low Duration Mortgage Fund; the PIMCO Moderate Duration Fund; the PIMCO Real Return Bond Fund; the PIMCO Total Return Fund; the PIMCO Total Return Fund II; the PIMCO Total Return Fund III; the PIMCO Total Return Mortgage Fund; the PIMCO Commercial Mortgage Securities Fund; the PIMCO High Yield Fund; the PIMCO Long-Term U.S. Government Fund; the PIMCO Long Duration Fund; the PIMCO Global Bond Fund; the PIMCO Global Bond Fund II; the PIMCO Foreign Bond Fund; the PIMCO International Bond Fund; the PIMCO Emerging Markets Bond Fund; the PIMCO Emerging Markets Bond Fund II; the PIMCO Municipal Bond Fund; the PIMCO Strategic Balanced Fund; the PIMCO Convertible Bond Fund; the PIMCO StocksPLUS Fund; and the PIMCO StocksPLUS Short Strategy Fund. Shares of the PIMCO International Bond Fund and PIMCO Emerging Markets Bond Fund II are offered only to clients of PIMCO who maintain separately managed private accounts.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds' investments is set forth below.

Borrowing

     A Fund may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940 ("1940 Act") require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The PIMCO Global Bond Fund II may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% (for each Fund except the PIMCO Global Bond Fund II) of a Fund's total assets.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must:
(1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities. A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Corporate Debt Securities

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investor Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal
 . . . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

High Yield Securities ("Junk Bonds")

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds (i.e., rated B or better by Moody's or S&P), and in particular, by the PIMCO High Yield Fund, are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Money Market Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     Each Fund may invest in floating rate debt instruments ("floaters") and (except the Money Market and Municipal Bond Funds) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Fund (except the PIMCO Money Market and Municipal Bond Funds) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% (10% in the case of the PIMCO Low Duration Mortgage and Total Return Mortgage Funds) of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

Participation on Creditors Committees

     A Fund (in particular, the PIMCO High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the PIMCO Money Market Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, the Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, the Adviser also may invest in other types of asset-backed securities.

Foreign Securities

     All Funds (except the PIMCO Low Duration II, Total Return II, Long-Term U.S. Government and Municipal Bond Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PIMCO Money Market, High Yield, Commercial Mortgage Securities, Low Duration Mortgage and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated.

     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each of the Fixed Income Funds (except the PIMCO Low Duration II, Total Return II, Long-Term U.S. Government and Municipal Bond Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic,

Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     Each of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Markets Bond Fund II will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

Foreign Currency Transactions

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If the Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar.
In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the marked-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the PIMCO Money Market Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     Each Fund (except the PIMCO Money Market, Low Duration Mortgage, Total Return Mortgage, Commercial Mortgage Securities, High Yield and Long-Term U.S. Government Funds) limits its investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The PIMCO Money Market, Low Duration Mortgage, Total Return Mortgage, Commercial Mortgage Securities, High Yield and Long-Term U.S. Government Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations

     Each Fund (except the PIMCO Municipal Bond Fund) may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds (except the PIMCO Money Market and Municipal Bond Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% (25% in the case of the Global Bond Fund II) of the total assets of the Fund.

Short Sales

     Certain of the Funds, particularly the PIMCO StocksPLUS Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund, except the PIMCO StocksPLUS Short Strategy Fund, does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder. The PIMCO Global Bond Fund II may only engage in short sales that are "against the box."

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Derivative Instruments

     In pursuing their individual objectives the Funds (except the PIMCO Money Market Fund) may purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the PIMCO Money Market and Municipal Bond Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds (except the PIMCO Money Market and Municipal Bond Funds) also may enter into swap agreements with respect to foreign currencies, interest rates and indexes of securities. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective.

     The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index.

A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. Each of the Fixed Income Funds (except the PIMCO Money Market and Municipal Bond Funds) may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. The PIMCO Municipal Bond Fund may purchase and sell futures contracts on U.S. Government securities and Municipal Bonds, as well as purchase put and call options on such futures contracts. The Strategic Balanced, Convertible Bond, StocksPLUS and StocksPLUS Short Strategy Funds may invest in interest rate, stock index and foreign currency futures contracts and options thereon.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes;

GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations.
A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the PIMCO Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of Municipal Bonds (as defined below). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements. The Funds (except the PIMCO Money Market and Municipal Bond Funds) may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in a attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Catastrophe Bonds

     Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Warrants to Purchase Securities

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Illiquid Securities

     The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the PIMCO Money Market Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Municipal Bonds

     It is a policy of the PIMCO Municipal Bond Fund to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). The Fund may invest up to 10% of its net assets in Municipal Bonds rated in the fifth highest rating category by Moody's or S&P, or unrated obligations determined by the Adviser to be of quality comparable to obligations so rated. A description of these ratings is set forth in Appendix B to the Prospectuses. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund's total assets be invested in Municipal Bonds at the end of each calendar quarter. See "Taxes."

     Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The Municipal Bonds which the PIMCO Municipal Bond Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The PIMCO Municipal Bond Fund may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the PIMCO Municipal Bond Fund would assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. The PIMCO Municipal Bond Fund may also purchase unrated lease obligations if determined by the Adviser to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The PIMCO Municipal Bond Fund may seek to enhance its yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. The PIMCO Municipal Bond Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's requestusually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the PIMCO Municipal Bond Fund would hold the longer-term security, which could experience substantially more volatility.

     The PIMCO Municipal Bond Fund may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. The PIMCO Municipal Bond Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. The PIMCO Municipal Bond Fund will not invest more than 5% of its net assets in municipal warrants.

     The PIMCO Municipal Bond Fund may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The PIMCO Municipal Bond Fund may invest in Residual Interest Bonds, which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. The PIMCO Municipal Bond Fund will not invest more than 10% of its total assets in Residual Interest Bonds.

     The PIMCO Municipal Bond Fund also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Fund will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

     Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The PIMCO Municipal Bond Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell Municipal Bonds due to changes in the Adviser's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's Municipal Bonds in the same manner.

Social Investment Policies

     The PIMCO Low Duration Fund III and PIMCO Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, or the operation of gambling casinos. The Funds will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by the Adviser. The Adviser's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, the Adviser may rely, among other things, upon information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Each Fund's investment objective, except for the PIMCO Global Bond Fund II, as set forth in the Prospectuses under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions a Fund may not:

(1) (a) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, or, in the case of the PIMCO Municipal Bond Fund, in industrial development revenue bonds based, directly or indirectly, on the credit of private entities in any one industry; except that this restriction does not apply
     (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and (b) with respect to the Money Market Fund, to securities or obligations issued by U.S.

     banks. Investments of the PIMCO Municipal Bond Fund in utilities, gas, electric, water and telephone companies will be considered as being in separate industries;

     (b) for the Global Bond Fund II, concentrate more than 25% of the value of its total assets in any one industry (The SEC staff takes the position that investments in government securities of a single foreign country (including agencies and instrumentalities of such government, to the extent such obligations are backed by the assets and revenues of such government) represent investments in a separate industry for these purposes.);

(2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (This investment restriction is not applicable to the Real Return Bond, Commercial Mortgage Securities, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond or the Emerging Markets Bond II Funds.). For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds;

(3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (This restriction is not applicable to the Real Return Bond, Commercial Mortgage Securities, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond or the Emerging Markets Bond II Funds.);

(4) (a) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

     (b) for the Global Bond Fund II, purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond Fund II, but see non-fundamental restriction "F".);

(6)  for the Total Return III, High Yield, International Bond and StocksPLUS
     Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

(7) (a) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of a Fund's assets);

     (b) for the Global Bond Fund II, borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

(8) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and
     (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust (This restriction is not applicable to the Global Bond Fund II, but see non-fundamental restriction "G".);

(9) (a) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (b) for the Global Bond Fund II, underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws; or

(10) (a) for the Total Return III, High Yield, and StocksPLUS Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectuses and in this Statement of Additional Information for transactions in options, futures, options on futures, and transactions arising under swap agreements or other derivative instruments;

     (b) for the Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Low Duration Mortgage, Moderate Duration, Total Return, Total Return II, Total Return Mortgage, Commercial Mortgage Securities, Long-Term U.S. Government, Long Duration, Global Bond, Foreign Bond, International, Emerging Markets Bond, Emerging Markets Bond II, Strategic Balanced, Convertible Bond and StocksPLUS Short Strategy Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

Non-Fundamental Investment Restrictions

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Fund may not:

(A) (a) invest more than 15% of the net assets of a Fund (10% in the case of the PIMCO Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees);

     (b) for the Global Bond Fund II, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days (d) OTC options (to the extent described below), and (e) IO/PO stripped mortgage-backed securities (as defined in the Prospectuses) if, as a result, more than 15% of the Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c), (d) and (e) above (For the purpose of this restriction securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b).); or purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the Securities Act of 1933 and Section 4(2) commercial paper) if, as a result, such investments would exceed 10% of the value of the net assets of the Fund;

(B) (a) for the PIMCO Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Total Return, Total Return II, Commercial Mortgage Securities, Long-Term U.S. Government, Long Duration, Municipal Bond, Global Bond, Foreign Bond, Strategic Balanced, Convertible Bond and StocksPLUS Short Strategy Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions;

     (b) for the Global Bond Fund II, purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

(C) invest more than 5% (10% in the case of the PIMCO Low Duration Mortgage and Total Return Mortgage Funds) of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities (This restriction is not applicable to the Global Bond Fund II, but see fundamental investment restriction 7(b).);

(D) borrow money (excluding uncovered dollar rolls, reverse repurchase agreements, sale-buybacks, and economically similar transactions, which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes (This restriction is not applicable to the Global Bond Fund II, but see fundamental investment restriction 7(b).);

(E) for the Global Bond Fund II, make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

(F) for the Global Bond Fund II, purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options;

(G) for the Global Bond Fund II, make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets;

(H) for the Global Bond Fund II, write (sell) or purchase options except that the Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase (and on stock indices) and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase; provided that the premiums paid by the Fund on all outstanding options it has purchased do not exceed 5% of its total assets (The Fund may enter into closing sale transactions with respect to options it has purchased.);

     In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the PIMCO Global Bond, Emerging Markets Bond and Emerging Markets Bond II Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Notwithstanding the provisions of fundamental investment restriction (7)(a) above, a Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except the PIMCO Global Bond Fund II), such excess shall be subject to the 300% asset coverage requirement of that restriction.

     To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Funds have filed an application seeking an order from the SEC to permit the Funds to enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the PIMCO Money Market Fund, as well as the use of daily excess cash balances of the PIMCO Money Market Fund in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the PIMCO Money Market Fund could otherwise earn as lender in such a transaction.

Non-Fundamental Operating Policies Relating to the Sale of Shares of PIMCO Total Return Fund in Japan

     In connection with an offering of Administrative Class shares of the PIMCO Total Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the PIMCO Total Return Fund. These non-fundamental policies will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the PIMCO Total Return Fund are being offered in Japan.

(1) The Trust will not sell shares of the PIMCO Total Return Fund in Japan except through PIMCO Funds Distributors LLC.

(2) The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the PIMCO Total Return Fund.

(3) The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the PIMCO Total Return Fund acquired by Japanese investors as required by Article 26,
     Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

(4) The PIMCO Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of short sales or of the short position is equal to or less than the net asset value of the PIMCO Total Return Fund.

(5) The PIMCO Total Return Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

(6) The PIMCO Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by PIMCO.

(7) The PIMCO Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by PIMCO to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

(8) None of the portfolio securities of the PIMCO Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, PIMCO, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of PIMCO, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

     All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when shares of the PIMCO Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and Executive Officers of the Trust, their ages, their business address and a description of their principal occupations during the past five years are listed below. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

                                             Position with                     Principal Occupation(s)
Name, Address and Age                          the Trust                      During the Past Five Years
-----------------------------------------------------------------------------------------------------------
Brent R. Harris*                      Chairman of the  Board and       Managing Director, PIMCO; Board of Governors,
Age 39                                Trustee                          Investment Company Institute; Director,
                                                                       Harris Holdings; Director, Harris Oil
                                                                       Company; Chairman and Director, PIMCO
                                                                       Commercial Mortgage Securities Trust, Inc.;
                                                                       Chairman and Trustee, PIMCO Variable
                                                                       Insurance Trust.

R. Wesley Burns*                      President and Trustee            Managing Director, PIMCO; President and
Age 39                                                                 Director, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc.; President and
                                                                       Trustee, PIMCO Variable Insurance Trust;
                                                                       Executive Vice President, PIMCO Funds:
                                                                       Multi-Manager Series. Formerly Executive Vice
                                                                       President, PIMCO.

Guilford C. Babcock                   Trustee                          Associate Professor of Finance, University of
1575 Circle Drive                                                      Southern California; Director, PIMCO
San Marino, California                                                 Commercial Mortgage Securities Trust, Inc.;
91108                                                                  Trustee, PIMCO Variable Insurance Trust;
Age 68                                                                 Director, Growth Fund of America and
                                                                       Fundamental Investors Fund of the Capital
                                                                       Group; Director, Good Hope Medical Foundation.

Vern O. Curtis                        Trustee                          Private Investor; Director, PIMCO Commercial
14158 N.W. Bronson Creek Drive                                         Mortgage Securities Trust, Inc.; Trustee,
Portland, Oregon                                                       PIMCO Variable Insurance Trust; Director,
97229                                                                  American Office Park Properties, Inc., a Real
Age 64                                                                 Estate Investment Trust; Director, Fresh
                                                                       Choice, Inc.  Formerly charitable work, The
                                                                       Church of Jesus Christ of Latter Day Saints.

Thomas P. Kemp                        Trustee                          Private Investor; Director, PIMCO Commercial
1141 Marine Drive                                                      Mortgage Securities Trust, Inc.; Trustee,
Laguna Beach, California                                               PIMCO Variable Insurance Trust. Formerly
92651                                                                  Co-Chairman, U.S. Committee to Assist Russian
Age 68                                                                 Reform; Director, Union Financial Corp.;
                                                                       Senior Consultant, World Cup 1994 Organizing
                                                                       Committee.

                                             Position with                     Principal Occupation(s)
Name, Address and Age                          the Trust                      During the Past Five Years
-----------------------------------------------------------------------------------------------------------
William J. Popejoy                    Trustee                          Director, PacPro (formerly Western Printing);
29 Chatham Court                                                       Director, PIMCO Commercial Mortgage
Newport Beach, California                                              Securities Trust, Inc.; Trustee, PIMCO
92660                                                                  Variable Insurance Trust. Formerly Director,
Age 61                                                                 California State Lottery; Chief Executive
                                                                       Officer, Orange County, California.

Michael G. Dow                        Senior Vice President            Account Manager, PIMCO.  Formerly Fixed
Age 35                                                                 Income Specialist, Salomon Brothers, Inc.;
                                                                       Vice President Operations, Citibank NA Global
                                                                       Consumer Banking Group.

William H. Gross                      Senior Vice President            Managing Director, PIMCO; Senior Vice
Age 54                                                                 President, PIMCO Variable Insurance Trust.

Margaret Isberg                       Senior Vice President            Managing Director, PIMCO.
Age 42

Jeffrey M. Sargent                    Senior Vice President            Vice President and Manager of Investment
Age 35                                                                 Operations Shareholder Services, PIMCO; Vice
                                                                       President, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc., PIMCO Funds:
                                                                       Multi-Manager Series and PIMCO Variable
                                                                       Insurance Trust.

Leland T. Scholey                     Senior Vice President            Senior Vice President, PIMCO.  Formerly Vice
Age 46                                                                 President, PIMCO.

Raymond C. Hayes                      Vice President                   Account Manager, PIMCO.  Formerly Marketing
Age 54                                                                 Director, Pacific Financial Asset Management
                                                                       Corporation.

Thomas J. Kelleher, III               Vice President                   Vice President, PIMCO.  Previously associated
Age 48                                                                 with Delaware, Mellon and Girard Trusts.

Henrik P. Larsen                      Vice President                   Manager, Fund Administration, PIMCO; Vice
Age 29                                                                 President, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc. and PIMCO Variable
                                                                       Insurance Trust. Formerly Supervisor, PIMCO.

Daniel T. Ludwig                      Vice President                   Account Manager, PIMCO. Formerly Vice
Age 40                                                                 President, Fidelity Investments;
                                                                       Institutional Sales Representative, CS First
                                                                       Boston.

                                             Position with                     Principal Occupation(s)
Name, Address and Age                          the Trust                      During the Past Five Years
-----------------------------------------------------------------------------------------------------------

Andre Mallegol                        Vice President                   Vice President, PIMCO.  Formerly associated
Age 32                                                                 with Fidelity Investments Institutional
                                                                       Services Company.

James F. Muzzy                        Vice President                   Managing Director, PIMCO; Senior Vice
Age 59                                                                 President, PIMCO Variable Insurance Trust.

Douglas J. Ongaro                     Vice President                   Account Manager, PIMCO.  Formerly Regional
Age 38                                                                 Marketing Manager, Charles Schwab & Co., Inc.

David J. Pittman                      Vice President                   Vice President, PIMCO.  Formerly a senior
Age 51                                                                 executive with Bank of America, the Northern
                                                                       Trust Co. and NationsBank.

Mark A. Romano                        Vice President                   Vice President, PIMCO.  Previously associated
Age 40                                                                 with Wells Fargo's institutional money
                                                                       management group and First Interstate's
                                                                       Pacifica family of mutual funds.

William S. Thompson, Jr.              Vice President                   Chief Executive Officer and Managing
Age 53                                                                 Director, PIMCO; Senior Vice President, PIMCO
                                                                       Variable Insurance Trust. Formerly Managing
                                                                       Director, Salomon Brothers, Inc.

John P. Hardaway                      Treasurer                        Vice President and Manager of Investment
Age 41                                                                 Operations Accounting, PIMCO; Treasurer,
                                                                       PIMCO Commercial Mortgage Securities Trust,
                                                                       Inc., PIMCO Funds: Multi-Manager Series and
                                                                       PIMCO Variable Insurance Trust.

Garlin G. Flynn                       Secretary                        Specialist, PIMCO; Secretary, PIMCO
Age 52                                                                 Commercial Mortgage Securities Trust, Inc.
                                                                       and PIMCO Variable Insurance Trust; Assistant
                                                                       Secretary, PIMCO Funds: Multi-Manager Series.
                                                                       Formerly Senior Fund Administrator, PIMCO;
                                                                       Senior Mutual Fund Analyst, PIMCO Advisors
                                                                       Institutional Services.

                                             Position with                     Principal Occupation(s)
Name, Address and Age                          the Trust                      During the Past Five Years
-----------------------------------------------------------------------------------------------------------
Joseph D. Hattesohl                   Assistant Treasurer              Vice President and Manager of Financial
Age 35                                                                 Reporting and Taxation, PIMCO; Assistant
                                                                       Treasurer, PIMCO Funds: Multi-Manager Series,
                                                                       PIMCO Commercial Mortgage Securities Trust,
                                                                       Inc. and PIMCO Variable Insurance Trust.
                                                                       Formerly, Manager of Fund Taxation, PIMCO;
                                                                       Director of Financial Reporting, Carl I.
                                                                       Brown & Co.; Tax Manager, Price Waterhouse
                                                                       LLP.

Michael J. Willemsen                  Assistant Secretary              Manager, PIMCO; Assistant Secretary, PIMCO
Age 39                                                                 Commercial Mortgage Securities Trust, Inc.
                                                                       and PIMCO Variable Insurance Trust.  Formerly
                                                                       Project Lead, PIMCO.

___________________
  *Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

Compensation Table

  The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 1999.

                               Aggregate     Total Compensation from
                              Compensation   Trust and Fund Complex
Name and Position             from Trust1       Paid to Trustees2
---------------------------   ------------   -----------------------

     Guilford C. Babcock      $______        $______
     Trustee

     Vern O. Curtis           $______        $______
     Trustee

     Thomas P. Kemp           $______        $______
     Trustee

     William J. Popejoy       $______        $______
     Trustee

1      Each Trustee, other than those affiliated with the Adviser or its affiliates, receives an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Adviser or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 1999, the unaffiliated Trustees as a group received compensation in the amount of $________.

2      Each Trustee also serves as a Director of PIMCO Commercial Mortgage
     Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with the Adviser or its affiliates, receives an additional annual retainer of $500. For the one year period ended March 31, 1999, the unaffiliated Directors as a group received compensation in the amount of $______.

     The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Adviser or its affiliates, receives an additional annual retainer of $500. For the one year period ended March 31, 1999, the unaffiliated Trustees as a group received compensation in the amount of $______.

Investment Adviser

     PIMCO serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary partnership of PIMCO Advisors. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH.

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others. The current Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on November 22, 1994, as supplemented at meetings held on October 1, 1995, November 21, 1995, February 27, 1996, November 19, 1996, January 14, 1997, May 27, 1997, February 24, 1998, and August 25, 1998,
and was last approved by the Trustees on August 25, 1998 and by shareholders of all then-operational Funds on October 17, 1994.

     The Advisory Contract will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

     The Adviser currently receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

                                                                         Advisory
Fund                                                                     Fee Rate
----                                                                     --------
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.15%
Commercial Mortgage Securities, Strategic Balanced, Convertible Bond,
 StocksPLUS, and StocksPLUS Short Strategy Funds. . . . . . . . . . . .    0.40%
Emerging Markets Bond and Emerging Markets Bond II Funds. . . . . . . .    0.45%
All other Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.25%

     For the fiscal years ended March 31, 1999, 1998, and 1997, the aggregate amount of the advisory fees paid by each operational Fund was as follows:

                                             Year Ended                    Year Ended               Year Ended
Fund                                          3/31/99                        3/31/98                  3/31/97
----                                    ---------------------              -----------              -----------
Money Market Fund*                                                         $   205,384              $    67,626
Short-Term Fund                                                                487,226                  311,485
Low Duration Fund                                                            7,416,427                6,877,132
Low Duration Fund II                                                           869,853                  685,047
Low Duration Fund III                                                           32,700                    6,114
Low Duration Mortgage Fund                                                       5,914                      N/A
Moderate Duration Fund                                                         294,466                    6,525
Real Return Bond Fund                                                           18,838                    2,453
Total Return Fund                                                           38,327,843               29,232,090
Total Return Fund II*                                                        1,145,766                1,171,011
Total Return Fund III                                                          701,110                  423,216
Total Return Mortgage Fund                                                       5,679                      N/A
High Yield Fund                                                              3,670,999                1,983,580
Long-Term U.S. Government Fund                                                 117,242                   64,058
Global Bond Fund                                                               642,260                  423,547
Global Bond Fund II**                                                           50,123                   41,683
Foreign Bond Fund                                                              811,698                  541,283
International Bond Fund                                                      2,045,487                2,810,494
Emerging Markets Bond Fund                                                      11,365                      N/A
Strategic Balanced Fund                                                        117,547                   31,660
StocksPLUS Fund                                                              1,919,328                  779,413

____________________

     *The PIMCO Money Market Fund, for the fiscal year ended October 31, 1995, paid aggregate advisory fees in the amount of $14,500. The PIMCO Total Return Fund II, for the fiscal year ended October 31, 1995, paid aggregate advisory fees in the amount of $1,009,081. See "The Reorganization of the PIMCO Money Market and Total Return II Funds" for additional information.

     **The PIMCO Global Bond Fund II, for the fiscal year ended September 30, 1996, paid aggregate management fees in the amount of $54,325, pursuant to a management contract between PIMCO Advisors Funds and PIMCO Advisors, under which PIMCO Advisors provided or procured investment advisory services for the Fund. See "The Reorganization of the PIMCO Global Bond Fund II" for additional information.

Fund Administrator

     PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to its classes of shares on an annual basis):


                                                                   Administrative Fee Rate
                                                                   -----------------------
                                              Institutional and         Class A,                             Class J
Fund                                         Administrative Class       B and C          Class D*             and K
----                                         ---------------------     ---------        ---------            --------
Money Market                                         0.20%                0.35%            0.45%               0.25%
Short-Term Fund                                      0.20%                0.35%            0.50%               0.25%
Low Duration and Total Return                        0.18%                0.40%            0.50%               0.25%
    Funds
Moderate Duration Fund                               0.20%                0.40%            0.65%               0.25%
Municipal Bond Fund                                  0.25%                0.35%            0.60%               0.25%
Global Bond and Global Bond II                       0.30%                0.45%            0.70%               0.30%
    Funds
Foreign Bond Fund                                    0.25%                0.45%            0.70%               0.25%
International Bond Fund                              0.25%                0.45%            0.70%               0.30%
Emerging Markets Bond and Emerging                   0.40%                0.55%            0.80%               0.30%
    Markets Bond II Funds
All other Funds                                      0.25%                0.40%            0.65%               0.25%

-------------------------------------------------
* As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to .25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

     The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or Class as applicable, at any time on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO, also on 60 days' written notice.

     The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement was approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on February 24, 1998, as supplemented on August 25, 1998 and February 23, 1999. In approving the Administration Agreement, the Trustees determined that:
(1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of .35% of a Fund's average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares - Plan for Class D Shares."

  For the fiscal years ended March 31, 1999, 1998, and 1997, the aggregate amount of the administration fees paid by each operational Fund was as follows:


                                                       Year Ended              Year Ended           Year Ended
Fund                                                     3/31/99                 3/31/98              3/31/97
----                                                -----------------          -----------          -----------
Money Market Fund*                                                             $   423,936          $   117,570
Short-Term Fund                                                                    410,894              249,655
Low Duration Fund                                                                5,665,996            5,005,045
Low Duration Fund II                                                               869,853              685,047
Low Duration Fund III                                                               32,700                6,114
Low Duration Mortgage Fund                                                           5,914                  N/A
Moderate Duration Fund                                                             235,572                5,220
Real Return Bond Fund                                                               21,841                2,503
Total Return Fund                                                               29,219,721           21,266,359
Total Return Fund II*                                                            1,145,766            1,171,011
Total Return Fund III                                                              701,110              423,216
Total Return Mortgage Fund                                                           5,679                  N/A
High Yield Fund                                                                  4,258,485            2,071,177
Long-Term U.S. Government Fund                                                     130,444               64,374
Global Bond Fund                                                                   770,719              508,256
Global Bond Fund II**                                                               87,617               14,646


                                                       Year Ended              Year Ended           Year Ended
Fund                                                     3/31/99                 3/31/98              3/31/97
----                                                -----------------          -----------          -----------
Foreign Bond Fund                                                                  849,691              540,519
International Bond Fund                                                          2,045,487            2,810,494
Emerging Markets Bond Fund                                                          10,526                  N/A
Strategic Balanced Fund                                                             73,467               19,788
StocksPLUS Fund                                                                  1,392,509              491,519

____________________

     *The PIMCO Money Market Fund, for the fiscal year ended October 31, 1995, paid aggregate administration fees in the amount of $24,166. The PIMCO Total Return Fund II, for the fiscal year ended October 31, 1995, paid aggregate administration fees in the amount of $1,009,081. See "The Reorganization of the PIMCO Money Market and Total Return II Funds" for additional information.

     **The PIMCO Global Bond Fund II, for the fiscal year ended September 30, 1996, paid aggregate management fees in the amount of $54,325, pursuant to a management contract between PIMCO Advisors Funds and PIMCO Advisors, under which PIMCO Advisors provided or procured administrative services for the Fund. See "The Reorganization of the PIMCO Global Bond Fund II" for additional information.


                         DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trust offers eight classes of shares: Class A, Class B, Class C, Class D, Class J, Class K, the Institutional Class and the Administrative Class. Class J and Class K shares are offered only to non-U.S. investors outside the United States.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the Distributor has an agreement for the use of PIMCO Funds:

Pacific Investment Management Series in particular investment products, programs or accounts for which a fee may be charged.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net individuals. (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions. Class J and Class K shares are offered to non-U.S. investors as well as though various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectus and SAI.

     The Trust has adopted an Amended and Restated Multi-Class Plan ("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation;
(b) each class of shares bears any class-specific expenses allocated to it; and
(c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a Fund-by-Fund basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

     During the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

                                        Year Ended 3/31/99      Year Ended 3/31/98      Year Ended 3/31/97
                                       ---------------------   ---------------------   ---------------------
Class A                                      $________                $37,724                  $670

Class  B                                     $________                $694,715                 $85,380
Class C                                      $________                $246,969                 $44,409

     For the fiscal year ended September 30, 1996, the Distributor received $0, $1,946 and $2,704 in contingent deferred sales charges on Class A, Class B and Class C shares, respectively, of the Global Bond Fund II while the Fund was a series of PIMCO Advisors Funds ("PAF"). See "The Reorganization of the PIMCO Global Bond Fund II."

     In certain cases described in the Class A, B and C Prospectus, the contingent deferred sales charge is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Trust's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust (except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 1999, March 31, 1998, March 31, 1997, the Distributor received an aggregate of $________, $2,598,104 and 389,133, respectively, and retained $________, $186,443 and $45,871, respectively, in initial sales charges paid by Class A shareholders of the Trust.

     For the fiscal year ended September 30, 1996, the Distributor received $48,106, and retained $9,896, in initial sales charges paid by shareholders of the Class A shares of the Global Bond Fund II while the Fund was a series of PAF.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

     As stated in the text of the Class A, B and C Prospectus under the caption "Management of the Trust--Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), as described in the Class A, B and C Prospectus, in connection with the distribution of Class B and Class C shares of the Trust, the Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

     The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

                                   Servicing                 Distribution
Class A                             Fee(1)                      Fee(1)
-------------------------------------------------------------------------------
Money Market Fund*                   0.10%                        N/A
-------------------------------------------------------------------------------

All other Funds                      0.25%                        None

Class B(2)
-------------------------------------------------------------------------------
All Funds                            0.25%                        None



Class C - Shares purchased on or after 7/1/91(3)
-------------------------------------------------------------------------------
Money Market Fund*                   0.10%                        0.00%
-------------------------------------------------------------------------------
Short-Term Fund*                     0.25%                        0.25%
-------------------------------------------------------------------------------
Low Duration, Real                   0.25%                        0.45%
Return Bond, Municipal
Bond and StocksPLUS
Funds*
-------------------------------------------------------------------------------
All other Funds                      0.25%                        0.65%
-------------------------------------------------------------------------------

Class C - Shares purchased before 7/1/91
-------------------------------------------------------------------------------
Money Market Fund*                   0.10%                        0.00%
-------------------------------------------------------------------------------
All other Funds                      0.25%                        None
-------------------------------------------------------------------------------

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.
2.   Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. Pacific Investment Management (in its capacity as administrator) may also pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C Shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     The Retail Plans went into effect for the Funds in January 1997. If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Funds, and in connection with the servicing of Class B and Class C shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plan

  For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Trust paid the Distributor an aggregate of $________, $1,180,030 and $108,294, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:

                                              Year Ended                    Year Ended              Year Ended
Fund                                            3/31/99                       3/31/98                 3/31/97
----                                     ---------------------                --------                --------
Money Market Fund                           $                                 $ 38,216                $  5,447
Short-Term Fund                                                                 23,033                     530
Low Duration Fund                                                              192,859                  27,514
Real Return Fund                                                                 1,143                       0
Total Return Fund                                                              679,157                  47,448
High Yield Fund                                                                121,858                  15,347
Long-Term U.S. Government Fund                                                   8,199                     396
Global Bond Fund II                                                             20,868                   9,836
Foreign Bond Fund                                                               10,245                     127
Emerging Markets Bond Fund                                                         316                       0
Municipal Bond                                                                       0                       0
StocksPLUS Fund                                                                 84,136                   1,609

     During the fiscal year ended March 31, 1999, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $________; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $________. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                                          Sales Material
                                                                             and Other
Fund                                                Compensation             Expenses              Total
----                                                ------------          --------------           -----
Money Market Fund                                   $                     $                    $
Short-Term Fund
Low Duration Fund
Real Return Bond Fund
Total Return Fund
High Yield Fund
Long-Term U.S. Government Fund
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund
StocksPLUS Fund

Payments Pursuant to Class B Plan

  For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Trust paid the Distributor an aggregate of $__________, $2,884,164 and $293,036, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:


                                             Year Ended                      Year Ended              Year Ended
Fund                                           3/31/99                         3/31/98                 3/31/97
----                                           -------                         -------                 -------

Money Market Fund                            $                              $   27,747                $  4,084
Short-Term Fund                                                                  7,508                     156
Low Duration Fund                                                               95,153                   9,853
Real Return Fund                                                                 9,701                     256
Total Return Fund                                                            1,153,121                 140,575
High Yield Fund                                                              1,013,423                 110,003
Long-Term U.S. Government Fund                                                  28,337                     361
Global Bond Fund II                                                             42,965                  18,506
Foreign Bond Fund                                                               58,084                   1,129
Emerging Markets Bond Fund                                                         928                       0
Municipal Bond                                                                       0                       0
StocksPLUS Fund                                                                447,197                   8,113

  During the fiscal year ended March 31, 1999, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows: sales commissions and other compensation to sales personnel, $_________; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $_________. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:


                                                                       Sales Material
                                                                          and Other
Fund                                                Compensation          Expenses                 Total
----                                                ------------       --------------              ------
Money Market Fund                                   $                  $                      $
Short-Term Fund
Low Duration Fund
Real Return Bond Fund
Total Return Fund
High Yield Fund
Long-Term U.S. Government Fund
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund
StocksPLUS Fund

Payments Pursuant to Class C Plan

  For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Trust paid the Distributor an aggregate of $__________, $7,026,337 and $1,219,775, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following Funds:


                                             Year Ended                     Year Ended               Year Ended
Fund                                          3/31/99                         3/31/98                  3/31/97
----                                          -------                         -------                  -------
Money Market Fund                           $                               $   59,070                $ 12,352
Short-Term Fund                                                                 22,612                     462
Low Duration Fund                                                              461,997                  92,491
Real Return Fund                                                                 4,292                      79
Total Return Fund                                                            3,510,589                 666,085
High Yield Fund                                                              2,415,721                 412,589
Long-Term U.S. Government Fund                                                  26,880                     163
Global Bond Fund II                                                             56,574                  23,021
Foreign Bond Fund                                                               91,131                   1,520
Emerging Markets Bond Fund                                                         635                       0
Municipal Bond                                                                       0                       0
StocksPLUS Fund                                                                376,836                  11,013

  During the fiscal year ended March 31, 1999, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $__________; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $__________. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                                        Sales Material
                                                                           and Other
Fund                                                Compensation           Expenses                Total
----                                                ------------        --------------             -----
Money Market Fund                                  $                      $                    $
Short-Term Fund
Low Duration Fund
Real Return Bond Fund
Total Return Fund
High Yield Fund
Long-Term U.S. Government Fund
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund
StocksPLUS Fund

          From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Class A, Class B and Class C Distribution and Servicing Plans, which are similar to the Trust's current Plans, were in effect prior to January 17, 1997 in respect of the series of PAF that was the predecessor of the Global Bond Fund II. As of March 31, 1999, such expenses were approximately $__________ in excess of payments under the Class A Plan, and $___________ in excess of payments under the Class B Plan. There were no excess payments under the Class C Plan.

          The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 1999 was as follows:


Fund                                                  Class A                Class B              Class C
----                                                  -------                -------              -------
Money Market Fund                                   $                      $                    $
Short-Term Fund
Low Duration Fund
Real Return Bond Fund
Total Return Fund
High Yield Fund
Long-Term U.S. Government Fund
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund
StocksPLUS Fund

          The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March 31, 1999 was as follows:

Fund                                                    Class A               Class B               Class C
----                                                    -------               -------               -------
Money Market Fund                                             %                     %                     %
Short-Term Fund
Low Duration Fund
Total Return Fund
Real Return Fund
High Yield Fund
Long-Term U.S. Government Fund
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund
StockPLUS Fund

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan and an Administrative Distribution Plan (together, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Class Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

     Each Administrative Plan provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. The Administrative Class Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997 the Trust paid qualified service providers an aggregate amount of $______, $______ and $_______, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds listed below as follows:



                                              Year Ended              Year Ended              Year Ended
Fund                                           3/31/99                 3/31/98                 3/31/97
----                                           -------                 -------                 -------
Money Market Fund                              $                       $                       $
Short-Term Fund
Low Duration Fund
Low Duration Fund II
Total Return Fund
Total Return Fund II
Total Return Fund III
High Yield Fund
Long-Term U.S. Government Fund
Global Bond Fund
Foreign Bond Fund
Municipal Bond
StocksPLUS Fund

  The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

     As described under "Management of the Trust- Fund Administrator," the Funds' Administration Agreement includes a plan (the "Class D Plan") adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders;
(vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the distributor is compensated for providing or procuring certain of the Class D Services at the rate of .25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of
 .25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

  For the fiscal year ended March 31, 1999, the Trust paid $__________ pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

                                           Year Ended
Fund                                         3/31/99
----                                       ----------

Short-Term Fund                            $
Low Duration Fund
Real Return Fund
Total Return Fund
Total Return Mortgage Fund
High Yield Fund
Foreign Bond Fund
Municipal Bond
Strategic Balanced
StocksPLUS Fund

Distribution and Servicing Plan for Class J and Class K Shares

     Class J and Class K each has a separate distribution and servicing plan (the "Class J-K Plans"). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

     As stated in the Prospectus relating to Class J and Class K shares under the caption "Service and Distribution Fees," the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

  Each Class J-K Plan may be terminated with respect to any Fund to which the Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

  The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

  If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Class J-K Plans will provide benefits to the Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Class A, Class B, Class C and Class D shares are discussed in the Class A, B and C and Class D Prospectuses under the headings "How to Buy Shares," "Exchange Privilege," and "How to Redeem," and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and Administrative Class shares and Class J and Class K shares are discussed in the Institutional Prospectus under the headings "Purchase of Shares," "Redemption of Shares," and "Net Asset Value," and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

     Certain managed account clients of the Adviser may purchase shares of the Trust. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of the Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     As described in the Class A, B and C and Class D Prospectuses under the caption "Exchanging Shares," and in the Institutional Prospectus under the caption "Exchange Privilege," a shareholder may exchange shares of any Fund for shares of any other Fund of the Trust (except the PIMCO International Fund and the PIMCO Emerging Markets Bond Fund II, each of which is only available to private account clients of PIMCO) or any series of PIMCO Funds: Multi-Manager Series, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter; provided, that if such a limitation on exchanges is adopted, exchanges into the PIMCO Money Market Fund from any other Fund would not be counted. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds' portfolios.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A, Class B and Class C shares, $2,000 for Class D shares, and $100,000 for Institutional Class and Administrative Class shares ($10,000 with respect to Institutional Class and Administrative Class accounts opened before January 1,
1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the Prospectuses.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of the Adviser so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     The Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives research services from many broker-dealers with which the Adviser places the Trust's portfolio transactions. The Adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on their ability to engage in short-term trading by provisions of the federal tax laws, see "Taxation." The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund for which financial highlights for at least the past two fiscal years are provided in the Prospectuses are set forth under "Financial Highlights" in the applicable Prospectus.

                                NET ASSET VALUE

     As indicated under "How Fund Shares are Priced" in the Prospectuses, the Trust's net asset value per share for the purpose of pricing purchase and redemption orders will be determined once on each day on which the New York Stock Exchange is open for trading as of the close of regular trading (ordinarily 4:00 p.m., Eastern time). Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     For all Funds other than PIMCO Money Market Fund, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The PIMCO Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the PIMCO Money Market Fund to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by the Adviser under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

                                   TAXATION

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of
(i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The PIMCO Municipal Bond Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by an investor. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." The tax-exempt portion of dividends paid for a calendar year constituting "exempt-interest dividends" will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the PIMCO Municipal Bond Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Shareholders of the PIMCO Municipal Bond Fund receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

     In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. Since certain of the PIMCO Municipal Bond Fund's expenses attributable to earning tax-exempt income do not reduce such Fund's current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund's remaining earnings and profits (i.e., the amount of such expenses).

Distributions

     Except for exempt-interest dividends paid by the PIMCO Municipal Bond Fund, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     A portion of the dividends paid by the PIMCO StocksPLUS Fund may qualify for the deduction for dividends received by corporations. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations, although certain distributions from the PIMCO High Yield Fund may qualify. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

     A Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Passive Foreign Investment Companies

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the PIMCO Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond or Emerging Markets Bond II Funds' total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the PIMCO Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond or Emerging Markets Bond II Funds' income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Market Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

     Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

     Withholding of Income Tax on Dividends: Under the 1972 Convention and U.S. federal tax law, dividends paid on shares beneficially held by a person who is a "foreign person" within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

     Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

     The availability of reduced U.S. taxation pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and the 1972 Convention.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of classes of shares of all Funds may be included in advertisements or other written material. When a Fund's total return is advertised , it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds for the Global Bond Fund II), as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. The Trust may, from time to time, include the yield and effective yield of the PIMCO Money Market Fund, and the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund's performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

     Current yield for the PIMCO Money Market Fund will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the PIMCO Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return +1)365/7] - 1

     The effective yield of the PIMCO Money Market Fund for the seven day period ended September 30, 1998 was as follows: Institutional Class - 5.34%, Administrative Class - 5.42%, Class A - 5.17%, Class B - 4.17% and Class C - 5.14%.

     Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2[( a-b + 1)6-1]
                      ---
                      cd
  where   a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.

     For the one month period ended March 31, 1999, the yield of the Funds was as follows (all numbers are annualized) (Class J and Class K shares were not offered during the period listed):

                               Yield for Period
                             Ended March 31, 1999
                             --------------------

                                Institutional     Administrative
                                -------------     --------------
Fund                               Class              Class         Class A        Class B       Class C       Class D
----                               -----              ------        --------     -----------   -----------   ------------
Money Market Fund                     %                  %                            %             %            N/A
Short-Term Fund                                                                                                   %
Low Duration Fund
Low Duration Fund II                                                  N/A          N/A           N/A            N/A
Low Duration Fund III                                    N/A          N/A          N/A           N/A            N/A
Low Duration Mortgage Fund                               N/A          N/A          N/A           N/A            N/A
Moderate Duration Fund                                   N/A          N/A          N/A           N/A            N/A
Real Return Bond Fund                                    N/A
Total Return Fund
Total Return Fund II                                                  N/A          N/A           N/A            N/A
Total Return Fund III                                                 N/A          N/A           N/A            N/A
Total Return Mortgage Fund                               N/A          N/A          N/A           N/A            N/A
High Yield Fund
Municipal Bond Fund                                      N/A
Long-Term U.S. Govt. Fund                                                                                       N/A
Global Bond Fund                                                      N/A          N/A           N/A            N/A
Global Bond Fund II                                      N/A                                                    N/A
Foreign Bond Fund
International Bond Fund                                  N/A          N/A          N/A           N/A            N/A
Emerging Markets Bond Fund                               N/A                                                    N/A
Emerging Markets Bond Fund                               N/A          N/A          N/A           N/A            N/A
 II
Strategic Balanced Fund                                  N/A          N/A          N/A           N/A           5.22%
StocksPLUS Fund

     The yield of each such Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield (and the tax exempt status of distributions for the PIMCO Municipal Bond Fund) should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The PIMCO Municipal Bond Fund may advertise a tax equivalent yield of each class of its shares, calculated as described above except that, for any given tax bracket, net investment income of each class will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of each class of the Fund plus (ii) the tax exempt income of each class of the Fund divided by the difference between 1 and the effective federal income tax rates for taxpayers in that tax bracket. For example, taxpayers with the marginal federal income tax rates indicated in the following table would have to earn the tax equivalent yields shown in order to realize an after-tax return equal to the corresponding tax-exempt yield shown.


                                                                                         A tax-exempt yield of
Filing Status                                                                     is equivalent to a taxable yield of
Single                (Married filing jointly)                                3%         4%         5%       6%        7%
Taxable income                                      Marginal tax rate*
$23,350 or less          $39,000 or less                    15%              3.53%      4.71%     5.88%     7.06%    8.24%
Over $23,350 but         Over $39,000 but                   28%              4.17%      5.56%     6.94%     8.33%    9.72%
  not over $56,550        not over $94,250
Over $56,550 but         Over $94,250 but                   31%              4.35%      5.80%     7.25%     8.70%   10.14%
  not over $117,950       not over $143,600
Over $117,950 but        Over $143,600 but                  36%              4.69%      6.25%     7.81%     9.38%   10.94%
  not over $256,500       not over $256,500
Over $256,500            Over $256,500                    39.6%              4.97%      6.62%     8.28%     9.93%   11.59%
-------------------

* These marginal tax rates do not take into account the effect of the phaseout of itemized deductions and personal exemptions.

     As is shown in the above table, the advantage of tax-exempt investing becomes more advantageous to an investor as his or her marginal tax rate increases.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

  Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information.

  The table below sets forth the average annual total return of each class of shares of the following Funds for the periods ended March 31, 1999. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

                Total Return for Periods Ended March 31, 1999*

                                                                         Since
                                                                       Inception
                                                                        of Fund        Inception   Inception
                                                                        (Annual         Date of     Date of
     Fund            Class**       1 Year    5 Years    10 Years         -ized)          Fund        Class
------------------------------------------------------------------------------------------------------------
Money Market      Institutional          %          %        N/A                   %    03/01/91    03/01/91
                  Administrative                                                                    01/25/95
                  Class A                                                                           01/13/97
                  Class B                                                                           01/13/97
                  Class C                                                                           01/13/97
------------------------------------------------------------------------------------------------------------
Short-Term        Institutional          %          %           %                  %    10/07/87    10/07/87
                  Administrative                                                                    02/01/96
                  Class A                                                                           01/20/97
                  Class B                                                                           01/20/97
                  Class C                                                                           01/20/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
Low Duration      Institutional          %          %           %                  %    05/11/87    05/11/87
                  Administrative                                                                    01/03/95
                  Class A                                                                           01/13/97
                  Class B                                                                           01/13/97
                  Class C                                                                           01/13/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
Low Duration II   Institutional          %          %        N/A                   %    11/01/91    11/01/91
------------------------------------------------------------------------------------------------------------
Low Duration III  Institutional          %       N/A         N/A                   %    12/31/96    12/31/96

------------------------------------------------------------------------------------------------------------
Low Duration      Institutional          %       N/A         N/A                   %    07/31/97    07/31/97
Mortgage
------------------------------------------------------------------------------------------------------------
Moderate          Institutional          %       N/A         N/A               8.99%    12/31/96    12/31/96
Duration
------------------------------------------------------------------------------------------------------------
Real Return       Institutional          %       N/A         N/A                   %    01/29/97    01/29/97
Bond              Class A                                                                           01/29/97
                  Class B                                                                           01/29/97
                  Class C                                                                           01/29/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
Total Return      Institutional          %          %           %                  %    05/11/87    05/11/87
                  Administrative                                                                    09/08/94
                  Class A                                                                           01/13/97
                  Class B                                                                           01/13/97
                  Class C                                                                           01/13/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
Total Return II   Institutional          %          %        N/A                   %    12/30/91    12/30/91
                  Administrative                                                                    11/30/94
------------------------------------------------------------------------------------------------------------
Total Return III  Institutional          %          %        N/A                   %    05/01/91    05/01/91
                  Administrative                                                                    04/11/97

------------------------------------------------------------------------------------------------------------
Total Return      Institutional          %       N/A         N/A                   %    07/31/97    07/31/97
Mortgage
------------------------------------------------------------------------------------------------------------

                                                                         Since
                                                                       Inception
                                                                        of Fund        Inception   Inception
                                                                        (Annual         Date of     Date of
     Fund            Class**       1 Year    5 Years    10 Years         -ized)          Fund        Class
------------------------------------------------------------------------------------------------------------
High Yield        Institutional          %          %        N/A                   %    12/16/92    12/16/92
                  Administrative                                                                    01/16/95
                  Class A                                                                           01/13/97
                  Class B                                                                           01/13/97
                  Class C                                                                           01/13/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
Long-Term U.S.    Institutional          %          %        N/A                   %    07/01/91    07/01/91
Government        Administrative                                                                    09/23/97
                  Class A                                                                           01/20/97
                  Class B                                                                           01/20/97
                  Class C                                                                           01/20/97
------------------------------------------------------------------------------------------------------------
Global Bond       Institutional          %       N/A         N/A                   %    11/23/93    11/23/93
                  Administrative                                                                    07/31/96
------------------------------------------------------------------------------------------------------------
Foreign Bond      Institutional          %          %        N/A                   %    12/03/92    12/03/92
                  Administrative                                                                    01/28/97
                  Class A                                                                           01/20/97
                  Class B                                                                           01/20/97
                  Class C                                                                           01/20/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
International     Institutional          %          %        N/A                   %    12/13/89    12/13/89
Bond
------------------------------------------------------------------------------------------------------------
Emerging          Institutional          %       N/A         N/A                   %    07/31/97    07/31/97
 Markets Bond     Administrative                                                                    09/30/98
                  Class A                                                                           07/31/97
                  Class B                                                                           07/31/97
                  Class C                                                                           07/31/97
------------------------------------------------------------------------------------------------------------
Emerging          Institutional       N/A        N/A         N/A                   %    04/08/98    04/08/98
Markets Bond II
------------------------------------------------------------------------------------------------------------
Municipal Bond    Institutional       N/A        N/A         N/A                   %    12/31/97    12/31/97
                  Administrative                                                                    09/30/98
                  Class A                                                                           04/01/98
                  Class B                                                                           04/01/98
                  Class C                                                                           04/01/98
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
Strategic         Institutional          %       N/A         N/A                   %    06/28/96    06/28/96
 Balanced         Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------
StocksPLUS        Institutional          %          %        N/A                   %    05/13/93    05/13/93
                  Administrative                                                                    01/07/97
                  Class A                                                                           01/20/97
                  Class B                                                                           01/20/97
                  Class C                                                                           01/20/97
                  Class D                                                                           04/08/98
------------------------------------------------------------------------------------------------------------

  +  unannualized

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses associated with Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of 0.25% per annum), and may be paid by Class D (at a maximum of 0.25% per annum), and (ii) administration fee charges associated with Class A, Class B and Class C shares (at a maximum differential of 0.22% per annum) and Class D shares (at a maximum differential of 0.45% per annum).

     The table below sets forth the average annual total return of certain classes of shares of the PIMCO Global Bond Fund II (which was a series of PIMCO Advisors Funds ("PAF") prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 1999. Accordingly, "Inception Date of Fund" refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of PIMCO Global Bond Fund II, total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

                Total Return for Periods Ended March 31, 1999*

                                                                     Since
                                                                    Inception
                                                                     of Fund        Inception   Inception
                                                                     (Annual         Date of     Date of
     Fund            Class**      1 Year    5 Years   10 Years       -ized)           Fund        Class
---------------------------------------------------------------------------------------------------------
Global Bond II    Institutional         %     N/A       N/A                     %    10/02/95    02/25/98
                  Class A                                                                        10/02/95
                  Class B                                                                        10/02/95
                  Class C                                                                        10/02/95
---------------------------------------------------------------------------------------------------------

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).

  Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the PIMCO Global Bond Fund II were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the PIMCO Global Bond Fund II is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

  The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the PIMCO Global Bond Fund II resulted in performance for the period shown which is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class' actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower operating expenses
                                      ---
  associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

                 Total Return for Periods Ended March 31, 1999
        (with no adjustment for operating expenses of the Institutional
                Class for periods prior to its Inception Date)

                                                                                     Since Inception
                                                                                         of Fund
              Fund                      Class         1 Year    5 Years    10 Years     (Annualized)
-----------------------------------------------------------------------------------------------------
         Global Bond II              Institutional         %      N/A        N/A               %
-----------------------------------------------------------------------------------------------------



  Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Fund net asset value per share on the last day of the period and annualized according to the following formula:

          DIVIDEND YIELD = (((a/b)*365)/c)

   where  a =      actual dividends distributed for the calendar month in
                   question,

          b = number of days of dividend declaration in the month in question, and

          c = net asset value (NAV) calculated on the last business day of the month in question.

     The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

     For the month ended March 31, 1999, the current distribution rates (annualized) for the Funds were as follows (Class J and Class K shares were not offered during the period listed):

                               Distribution Rate
                               -----------------


                                       Institutional        Administrative
Fund                                       Class                 Class           Class A     Class B    Class C     Class D
------                               ------------------   -------------------    --------    --------   --------    --------

Money Market Fund                                     %                %               %          %          %       N/A
Short-Term Fund                                                                                                         %
Low Duration Fund
Low Duration Fund II                                                                N/A        N/A        N/A        N/A
Low Duration Fund III                                               N/A             N/A        N/A        N/A        N/A
Low Duration Mortgage Fund                                          N/A             N/A        N/A        N/A        N/A
Moderate Duration Fund                                              N/A             N/A        N/A        N/A        N/A
Real Return Bond Fund                                               N/A
Total Return Fund
Total Return Fund II                                                                N/A        N/A        N/A        N/A
Total Return Fund III                                                               N/A        N/A        N/A        N/A
Total Return Mortgage Fund                                          N/A             N/A        N/A        N/A        N/A
High Yield Fund
Municipal Bond Fund                                                 N/A
Long-Term U.S. Govt. Fund                                                                                            N/A
Global Bond Fund                                                                    N/A        N/A        N/A        N/A
Global Bond Fund II                                                 N/A                                              N/A
Foreign Bond Fund
International Bond Fund                            N/A              N/A             N/A        N/A        N/A        N/A
Emerging Markets Bond Fund                                          N/A                                              N/A
Emerging Markets Bond Fund II                                       N/A             N/A        N/A        N/A        N/A
Strategic Balanced Fund                            N/A              N/A             N/A        N/A        N/A        N/A
StocksPLUS Fund                                    N/A              N/A             N/A        N/A        N/A        N/A

  Performance information for a Fund may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman Intermediate and 20+ Year Treasury Blend Index, the Lehman BB Intermediate Corporate Index, indexes prepared by Lipper Analytical Services, the J.P. Morgan Global Index, the J.P. Morgan Emerging Markets Bond Index Plus, the Salomon Brothers World Government Bond Index-10 Non U.S.-Dollar Hedged and the J.P. Morgan Government Bond Index Non U.S.-Dollar Hedged. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Funds, performance information for the Funds gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to the Adviser, should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

  Advertisements and information relating to the PIMCO Global Bond Fund II may use data comparing the total returns of the top foreign bond market as compared to the total return of the U.S. bond market for a particular year. For instance, the following table sets forth the total return of the top foreign bond market compared to the total return for the U.S. bond market for the years 1986 through 1997. Performance is shown in U.S. dollar terms, hedged for currency rate changes and is no way indicative of the performance of the PIMCO Global Bond Fund II.


                  Top Foreign
     Year         Performer               U.S.
     ------       -----------            ------

     1986      +13.1%      Japan         +15.7%
     1987      +12.8       UK             +1.9
     1988      +15.0       France         +7.0
     1989      +10.0       Canada        +14.4
     1990      +11.0       Australia      +8.6
     1991      +20.0       Australia     +15.3
     1992      +10.5       UK             +7.2
     1993      +20.0       Italy         +11.0
     1994       -0.9       Japan          -3.4
     1995      +21.0       Netherlands   +18.3
     1996      +18.8       Spain          +2.7
     1997      +13.5       UK             +9.6

     Source: Salomon Brothers World Government Bond Index 1986-1997.

     The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1996/1997 costs of college and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Funds will grow at or above the rate of growth of the cost of a college education.


Potential College Cost Table

Start              Public         Private   Start   Public    Private
Year               College        College   Year    College   College
------             -------        -------   -----   -------   -------
1997               $13,015        $57,165    2005   $16,487   $72,415
1998               $13,406        $58,880    2006   $16,982   $74,587
1999               $13,808        $60,646    2007   $17,491   $76,825
2000               $14,222        $62,466    2008   $18,016   $79,130
2001               $14,649        $64,340    2009   $18,557   $81,504
2002               $15,088        $66,270    2010   $19,113   $83,949
2003               $15,541        $68,258    2011   $19,687   $86,467
2004               $16,007        $70,306    2012   $20,278   $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.

  In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the 25 years from 1974 to 1998 was:

     *Stocks:         14.9%
      Bonds:           9.9%
      T-Bills:         7.0%
      Inflation:       5.2%

     *Returns of unmanaged indices do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Common Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 25 years from 1974-1998, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -26.5% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -10.2% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1974 through 1998 is set forth in the following table.

                                                           MIXED
YEAR       STOCKS    BONDS      T-BILLS     INFLATION    PORTFOLIO
----       ------    -----      -------     ---------    ---------
1974       -26.47%   -3.06%      8.00%       12.26%      -10.21%
1975        37.20%   14.64%      5.80%        7.01%       21.90%
1976        23.84%   18.65%      5.08%        4.81%       18.01%
1977        -7.18%    1.71%      5.12%        6.77%       -1.17%
1978         6.56%   -0.07%      7.18%        9.03%        4.03%
1979        18.44%   -4.18%     10.38%       13.31%        7.78%
1980        32.42%    2.61%     11.24%       12.40%       14.17%
1981        -4.91%   -0.96%     14.71%        8.94%        0.59%
1982        21.41%   43.79%     10.54%        3.87%       28.19%
1983        22.51%    4.70%      8.80%        3.80%       12.64%
1984         6.27%   16.39%      9.85%        3.95%       11.03%
1985        32.16%   30.90%      7.72%        3.77%       26.77%
1986        18.47%   19.85%      6.16%        1.13%       16.56%
1987         5.23%   -0.27%      5.46%        4.41%        3.08%
1988        16.81%   10.70%      6.35%        4.42%       12.28%
1989        31.49%   16.23%      8.37%        4.65%       20.76%
1990        -3.17%    6.87%      7.52%        6.11%        2.98%
1991        30.55%   19.79%      5.88%        3.06%       21.31%
1992         7.67%    9.39%      3.51%        2.90%        7.53%
1993        10.06%   13.17%      2.89%        2.75%        9.84%
1994         1.31%   -5.76%      3.90%        2.67%       -1.00%
1995        37.40%   27.20%      5.60%        2.70%       26.90%
1996        23.10%    1.40%      5.20%        3.30%       10.84%
1997        33.40%   12.90%      7.10%        1.70%       19.94%
1998        28.58%   10.76%      4.86%        1.61%       16.70%

*Returns of unmanaged indices do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company Stock

Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T'bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

   Investment           Annual          Total         Total
     Period          Contribution    Contribution     Saved
     ------          ------------    ------------     -----
     30 Years           $ 1,979        $ 59,370      $200,000
     25 Years           $ 2,955        $ 73,875      $200,000
     20 Years           $ 4,559        $ 91,180      $200,000
     15 Years           $ 7,438        $111,570      $200,000
     10 Years           $13,529        $135,290      $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a PIMCO Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the PIMCO Funds should be aware that certain of the PIMCO Funds have experienced periods of negative growth in the past and may again in the future.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1997:

               % of Income for Individuals
               Aged 65 Years and Older in 1997*
               --------------------------------

               Social Security
 Year          and Pension Plans  Other
 ----          -----------------  -----

 1997                 43%          57%

     * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income.
Source:  Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Adviser who assist with portfolio management and research activities on behalf of the Funds. The following lists various analysts associated with the Adviser: Jane Howe, Mark Hudoff, Doris Nakamura and Ray Kennedy.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson has developed model portfolios of the Funds and series of PIMCO Funds: Multi-Manager Series ("MMS") which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of MMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

  The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any
Trustees.    As of ____________, 1999, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

                                                                                  Percentage of
                                                                 Shares            Outstanding
                                                              Beneficially          Shares of
                                                                 Owned             Class Owned
                                                          --------------------   ---------------
[TO BE PROVIDED]

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

**  Shares are believed to be held only as nominee.

The Reorganization of the PIMCO Money Market and Total Return II Funds

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and Income Fund, two former series of PIMCO Funds: Equity Advisors Series, were reorganized as series of the Trust, and were renamed PIMCO Money Market Fund and PIMCO Total Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO
Funds: Equity Advisors Series. In connection with the Reorganization, the Funds changed their fiscal year end from October 31 to March 31.

The Reorganization of the PIMCO Global Bond Fund II

     On January 17, 1997, the Global Income Fund, a former series of PIMCO Advisors Funds, was reorganized as a series of the Trust, and was renamed the PIMCO Global Bond Fund II. All information presented for this Fund prior to that date represents its operational history as a series of PIMCO Advisors Funds. In connection with the Reorganization, the Fund changed its fiscal year end from September 30 to March 31.

Code of Ethics

     The Trust and PIMCO have each adopted a Code of Ethics governing personal trading activities of all Trustees and officers of the Trust, and Directors, officers and employees of PIMCO who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or PIMCO. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain security transactions with PIMCO's Compliance Officer or his designee and to report certain transactions on a regular basis. PIMCO has developed procedures for administration of the Codes.

Year 2000 Readiness Disclosure

     Many of the world's computer systems may be unable to correctly recognize, interpret or use dates beyond the year 1999. This inability might lead to significant business disruptions. PIMCO Advisors and PIMCO are taking steps to assure that their computer systems will function properly. PIMCO Advisors has designated a team of information and business professionals to address the Year 2000 problem and developed a written Year 2000 Plan.

     The PIMCO Advisors Year 2000 Plan consists of five general phases:
Awareness, Assessment, Remediation, Testing, and Implementation. During the Awareness phase, the Year 2000 team informs the employees of PIMCO Advisors and its subsidiaries, including the highest levels of management, about the Year 2000 problem. A written Year 2000 Plan and budget is prepared and approved by the PIMCO Advisors Management Board. During the Assessment phase, the Year 2000 team prepares an inventory of information technology ("IT") and non-IT systems used in PIMCO Advisors and its subsidiaries business. Systems are classified as software, hardware, and embedded chips. Separately, systems are also classified as mission critical and non-mission critical systems. As the inventory is compiled and verified, each system is preliminarily assessed for Year 2000 compliance. This preliminary assessment is made by obtaining manufacturers' representations that a given product is Year 2000 compliant or other evidence of compliance. Systems for which no such evidence can be obtained are identified as candidates for correction or replacement ("Remediation"). During the Remediation phase, software, hardware, and embedded chips identified during the Assessment phase to be non-Year 2000 compliant are corrected or replaced. Necessarily, further corrections and replacements may need to be made after the Remediation phase has been completed as a result of problems identified during the Testing phase or otherwise. During the Testing phase, PIMCO Advisors performs internal testing, point-to-point testing, and industry testing programs. Testing generally will be performed in order of criticality (mission critical, then non-mission critical). Several PIMCO Advisors subsidiaries plan on participating in the Securities Industry Association's industry-wide testing forum. During the Implementation phase, systems that have been tested and identified as being Year 2000 Compliant are put into normal business operation and contingency plans are finalized.

     As all investment advisers, PIMCO Advisors' and PIMCO's business operations are heavily dependent upon a complex worldwide network of financial systems that utilize date fields. PIMCO Advisors' and PIMCO's ability to endure any adverse effects of the transition to Year 2000 is highly dependent upon the efforts of third parties, particularly brokers, dealers, and custodians. The failure of third party organizations to resolve their own processing issues with respect to the Year 2000 Problem in a timely manner could have a material adverse effect on PIMCO Advisors' or PIMCO's business. The management of PIMCO Advisors and PIMCO believe that the transition to Year 2000 will not have a material adverse effect on their business or operations as of the date of this Statement of Additional Information. However, complications as yet unidentified may arise in internal or external systems, with data providers, with other securities firms or institutions, with issuers, with other counterparties, with other entities, or even with general economic conditions related to the Year 2000 in general. Although PIMCO Advisors' efforts and expenditures on Year 2000 issues are substantial, there can be no assurances that shareholders or others will not suffer from disruptions or adverse results arising as a consequence of entering Year 2000.

Custodian, Transfer Agent and Dividend Disbursing Agent

     Investors Fiduciary Trust Company ("IFTC") 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Pursuant to a sub-custody agreement between IFTC and State Street Bank and Trust Company ("State Street"), State Street serves as subcustodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

     National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri serves as transfer agent and dividend disbursing agent for the Institutional Class and Administrative Class shares of the Funds. First Data Investor Services Group, Inc., P.O. Box 9688, Providence, Rhode Island 02940-9688 serves as transfer agent and dividend disbursing agent for the Class A, Class B, Class C and Class D shares of the Funds.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Funds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Prior to November 1, 1995, Deloitte & Touche LLP served as independent accountants for the PIMCO Money Market and Total Return II Funds. See "The Reorganization of the PIMCO Money Market and Total Return II Funds" for additional information.

Counsel

     Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also act as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Financial statements for the Trust as of March 31, 1999 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon dated May __, 1999, are incorporated by reference from the Trust's 1999 Annual Reports. A copy of the Reports delivered with this Statement of Additional Information should be retained for future reference.

[Front Cover]

PIMCO Funds Shareholders' Guide for Class A, B and C Shares


__________, 1999



This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Unless otherwise indicated, references to the Funds include the PIMCO Funds Asset Allocation Series portfolios (each, a "Portfolio"). The Portfolios are so called "funds-of-funds" which are also series of the MMS Trust, but are offered through a separate prospectus. The MMS Trust, the PIMS Trust and PIMCO Funds Asset Allocation Series each offer Class A, B and C shares of their respective Funds in separate prospectuses (each, a "Retail Prospectus").

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, each Retail Prospectus.

PIMCO Funds Distributors LLC distributes the Funds' shares. You can call PIMCO Funds Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcofunds.com.



                         TABLE OF CONTENTS
                         How to Buy Shares....................................
                         Alternative Purchase Arrangements....................
                         Exchange Privilege...................................
                         How to Redeem........................................

How to Buy Shares

     Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Funds Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), the investment adviser to the Funds that are series of the MMS Trust, and an affiliate of Pacific Investment Management Company ("Pacific Investment Management"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors and Pacific Investment Management are each referred to herein as an "Adviser."

     There are two ways to purchase Class A, Class B or Class C shares: either
(i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer).

     Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A shares (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). In certain circumstances, Class A and Class C shares are also subject to a CDSC. See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

     All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange") on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, and tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and "Alternative Purchase Arrangements--Sales at Net Asset Value," the minimum initial investment in Class A, Class B or Class C shares of any Fund, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

     Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchase by Mail

     Investors who wish to invest directly may send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

Subsequent Purchases of Shares

     Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Funds Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

Tax-Qualified Retirement Plans

     The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

     The Distributor also makes available prototype documents for establishing Money Purchase and/or Profit Sharing Plans and 401(k) Retirement Savings Plans. These prototype plans require certain minimum per participant account sizes and certain minimum aggregate investments in the Trust, but are not subject to the small account fees described below that will apply to other plans. Investors should call the Distributor at 1-800-426-0107 for further information about these plans and should consult with their own tax advisers before establishing any retirement plan. Investors who maintain their accounts with participating brokers should consult their broker about similar types of accounts that may be offered through the broker. The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO Funds Auto-Invest

     The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

PIMCO Funds Auto-Exchange

     The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund to another Fund. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

     Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO Funds Fund Link

     PIMCO Funds Fund Link ("Fund Link") connects your Fund account with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in amounts from $50 to $10,000. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Funds' transfer agent for Class A, B and C shares, First Data Investor Services Group, Inc. (the "Transfer Agent"). The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.

Signature Guarantee

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Retail Prospectus.

Account Registration Changes

     Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature
Guarantee" above. All correspondence must include the account number and must be sent to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

Small Account Fee

     Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16, paid to the applicable Fund's administrator; will automatically be deducted from direct accounts with balances falling below a minimum level. The valuation of accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from accounts with balances below $2,500 except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the limit is $1,000. Except for prototype plans described above, the fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any account of a shareholder if the aggregate value of all of the shareholder's accounts is at least $50,000. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors and/or its affiliates.

Minimum Account Size

     Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance of at least the amount necessary to open the type of account involved. If your balance is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close your account after giving you 60 days in which to increase your balance. Your account will not be liquidated if the reduction in size is due solely to market decline in the value of your Fund shares or if the aggregate value of all your accounts in PIMCO Funds exceeds $50,000.


Alternative Purchase Arrangements

     Each Fund offers investors Class A, Class B and Class C in the applicable Retail Prospectus. Class A, B and C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class and Administrative Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and

Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional and Administrative Class shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

     The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares to Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after the shares have been held for seven years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year and are subject to only a 1% CDSC during the first year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

          In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

     The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares of a Fund is $999,999. The Funds may refuse any order to purchase shares.

     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges The CDSC applicable to Class A and Class C shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of an account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, PIMCO Advisors or Pacific Investment Management;
(viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution; or (xiv) a redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor.

     The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; and (c) up to 10% per year of the value of an account which (i) has a value of at least $100,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan. See "How to Redeem--Automatic Withdrawal Plan."

     The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

Initial Sales Charge Alternative--Class A Shares

     Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a 1% CDSC if they redeem such shares during the first 18 months after their purchase.

                     Initial Sales Charge -- Class A Shares

PIMCO Growth, Target, Opportunity, Capital Appreciation, Mid-Cap Growth, Small-Cap Growth, Equity Income, Renaissance, Value, Value 25, Small-Cap Value, Tax-Efficient Equity, International, Innovation, Precious Metals and Balanced Funds, and PIMCO Funds Asset Allocation Series -- 90/10 and 40/60 Portfolios



Amount of Purchase        Sales Charge as % of Net     Sales Charge as % of      Discount or Commission
                          Amount Invested              Public Offering Price     to dealers as % of
                                                                                 Public Offering Price
--------------------------------------------------------------------------------------------------------
$0 - $49,999              5.82%                        5.50%                     4.75%
--------------------------------------------------------------------------------------------------------
$50,000 - $99,999         4.71%                        4.50%                     4.00%
--------------------------------------------------------------------------------------------------------
$100,000 - 249,999        3.63%                        3.50%                     3.00%
--------------------------------------------------------------------------------------------------------
$250,000 - $499,999       2.56%                        2.50%                     2.00%
--------------------------------------------------------------------------------------------------------
$500,000 - $999,999       2.04%                        2.00%                     1.75%
--------------------------------------------------------------------------------------------------------
$1,000,000 +              0.00%/(1)/                   0.00%/(1)/                0.75%/(2)/
--------------------------------------------------------------------------------------------------------

30/70 Portfolio



-------------------------------------------------------------------------------------------------------
Amount of Purchase        Sales Charge as % of       Sales Charge as % of       Discount or Commission
                          Net Amount Invested        Public Offering Price      to dealers as % of
                                                                                Public Offering Price
-----------------------------------------------------------------------------------------------------
$0 - $49,999              4.71%                      4.50%                      4.00%
-------------------------------------------------------------------------------------------------------
$50,000 - $99,999         4.17%                      4.00%                      3.50%
-------------------------------------------------------------------------------------------------------
$100,000 - 249,999        3.63%                      3.50%                      3.00%
-------------------------------------------------------------------------------------------------------
$250,000 - $499,999       2.56%                      2.50%                      2.00%
-------------------------------------------------------------------------------------------------------
$500,000 - $999,999       2.04%                      2.00%                      1.75%
-------------------------------------------------------------------------------------------------------
$1,000,000 +              0.00%/(1)/                 0.00%/(1)/                 0.50%/(2)/
--------------------------------------------------------------------------------------------------------

PIMCO Total Return, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Strategic Balanced and Convertible Bond Funds



-------------------------------------------------------------------------------------------------------
Amount of Purchase        Sales Charge as % of      Sales Charge as % of        Discount or Commission
                          Net Amount Invested       Public Offering Price       to dealers as % of
                                                                                Public Offering Price
-------------------------------------------------------------------------------------------------------
$0 - $49,999              4.71%                      4.50%                      4.00%
-------------------------------------------------------------------------------------------------------
$50,000 - $99,999         4.17%                      4.00%                      3.50%
-------------------------------------------------------------------------------------------------------
$100,000 - $249,999       3.63%                      3.50%                      3.00%
-------------------------------------------------------------------------------------------------------
$250,000 - $499,999       2.56%                      2.50%                      2.00%
-------------------------------------------------------------------------------------------------------
$500,000 - $999,999       2.04%                      2.00%                      1.75%
-------------------------------------------------------------------------------------------------------
$1,000,000+               0.00%/(1)/                 0.00%/(1)/                 0.50%/(3)/
-------------------------------------------------------------------------------------------------------


PIMCO Low Duration, Real Return Bond, Municipal Bond and StocksPlus Funds



-------------------------------------------------------------------------------------------------------
Amount of Purchase         Sales Charge as % of      Sales Charge as % of       Discount or Commission
                           Net Amount Invested       Public Offering Price      to dealers as % of
                                                                                Public Offering Price
-------------------------------------------------------------------------------------------------------
$0 - $49,999              3.09%                      3.00%                      2.50%
-------------------------------------------------------------------------------------------------------
$50,000 - $99,999         2.56%                      2.50%                      2.00%
-------------------------------------------------------------------------------------------------------
$100,000 - $249,999       2.04%                      2.00%                      1.75%
-------------------------------------------------------------------------------------------------------
$250,000 - $499,999       1.52%                      1.50%                      1.25%
-------------------------------------------------------------------------------------------------------
$500,000 - $999,999       1.27%                      1.25%                      1.00%
-------------------------------------------------------------------------------------------------------
$1,000,000+               0.00%/(1)/                 0.00%/(1)/                 0.50%/(3)/
-------------------------------------------------------------------------------------------------------

PIMCO Short-Term Fund


-------------------------------------------------------------------------------------------------------
Amount of Purchase         Sales Charge as % of      Sales Charge as % of       Discount or Commission
                           Net Amount Invested       Public Offering Price      to dealers as % of
                                                                                Public Offering Price
-------------------------------------------------------------------------------------------------------
$0 - $49,999              2.04%                      2.00%                      1.75%
-------------------------------------------------------------------------------------------------------
$50,000 - $99,999         1.78%                      1.75%                      1.50%
-------------------------------------------------------------------------------------------------------
$100,000 - $249,999       1.52%                      1.50%                      1.25%
-------------------------------------------------------------------------------------------------------
$250,000+                 0.00%/(1)/                 0.00%/(1)/                 0.25%/(3)/
-------------------------------------------------------------------------------------------------------

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the PIMCO Short-Term Fund) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Money Market Fund, purchasers of $1,000,000 or more ($250,00 in the case of the PIMCO Short-Term Fund) of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below) of each of these Funds and the Portfolios (except for the 30/70 Portfolio) according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25%
     of amounts over $5,000,000; and of the 30/70 Portfolio according to the following schedule: 0.50% of the first $2,000,000, and 0.25% of amounts over $2,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value") of each of these Funds except for the PIMCO Money Market Fund (for which no payment is made) and the PIMCO Short-Term Fund, according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000; and 0.25% of sales of Class A shares of the PIMCO Short-Term Fund in excess of $250,000.

     Each Fund receives the entire net asset value of its Class A shares purchased by investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

Combined Purchase Privilege Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

     (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

     (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

     (iii) a single purchase for the employee benefit plans of a single employer.

     For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation) A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

     (i)    the investor's current purchase;

     (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

     (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined
            Purchase Privilege."

     For example, if you owned Class A shares of the PIMCO Equity Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the PIMCO Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PIMCO Growth Fund, rather than the 5.50% rate.

Letter of Intent An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the PIMCO Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the PIMCO Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the PIMCO Money Market Fund), you and your spouse each purchase Class A shares of the PIMCO Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the PIMCO Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the PIMCO Money Market, Short-Term, Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds).

     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege A Class A shareholder who has caused any or all of his shares (other than PIMCO Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, the Adviser of either Trust, the Distributor, affiliates of the Fund's Adviser or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current or retired trustees of both Trusts, (c) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (d) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs (with the exception of Roth IRAs), (e) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (f) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor has an agreement for the use of a Fund in particular investment products or programs and (g) accounts for which a trust company affiliated with the Trust or the Fund's Adviser serves as trustee or custodian. As described above, the Distributor will not pay any initial commission to dealers upon the sale of Class A shares to the purchasers described in this paragraph except for sales to purchasers described under (d) in this paragraph.

Notification of Distributor An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

Class A Deferred Sales Charge For all Funds, except the PIMCO Money Market Fund, investors who purchase $1,000,000 ($250,000 in the case of the PIMCO Short-Term
Fund) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC (the "Class A CDSC") if such shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply to investors purchasing $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

     For purchases subject to the Class A CDSC, a 1% CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

     The Class A CDSC does not apply to Class A shares of the PIMCO Money Market Fund but, if PIMCO Money Market Fund Class A shares are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund acquired by exchange for a period of 18 months from the date of the exchange.

     The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A
CDSC, call the Distributor at 1-800-426-0107.

Participating Brokers Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

Deferred Sales Charge Alternative--Class B Shares

     Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC.

     Class B shares of the PIMCO Short-Term Fund and the PIMCO Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:


     Years Since Purchase    Percentage Contingent
     Payment was Made        Deferred Sales Charge
     ----------------        ---------------------
     First                            5
     Second                           4
     Third                            3
     Fourth                           3
     Fifth                            2
     Sixth                            1
     Seventh                          0*

     * After the seventh year, Class B shares convert into Class A shares as described below.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

     The following example will illustrate the operation of the Class B CDSC:

     Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account with the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years.

     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred

Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Asset Based Sales Charge Alternative--Class C Shares

     Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     Years Since Purchase      Percentage Contingent
     Payment was Made          Deferred Sales Charge
     ----------------          ---------------------
     First                           1
     Thereafter                      0

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).

     The following example will illustrate the operation of the Class C CDSC:

     Assume that an individual opens an account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account with the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

     Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Money Market, Short-Term Duration, Real Return Bond, Municipal Bond and StocksPlus Funds. For the PIMCO Low Duration, Real Return Bond, Municipal Bond and StocksPlus Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the PIMCO Short-Term Fund, the Distributor expects to make payments of .55% (representing .30% distribution fees and .25% service fees); and for the PIMCO Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C
CDSC, contact the Distributor at 1-800-426-0107.


Exchange Privilege

     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the PIMCO Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the PIMCO Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange on any day the Exchange is open (generally weekdays other than normal holidays). The Trusts reserve the right to refuse exchange purchases if, in the judgment of the Fund's Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund.

     Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

     Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.


How to Redeem

     Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts), or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a proper redemption request has been received, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services. Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective as of the closing of the Exchange on that day, less any applicable CDSC.

Direct Redemption

     A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

     To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

     Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record for the account, to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts.

     If the proceeds of the redemption (i) exceed $50,000, (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

     Each Trust accepts telephone requests for redemption of uncertificated shares for amounts up to $50,000 within any 7 calendar day period, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts.

     By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

     A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange that day. If the redemption request is received after the close of the Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

     If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts.

PIMCO Funds Automated Telephone System

     PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after you obtain a Personal Identification Number
(PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares.   You may purchase shares in amounts up to $100,000 by
telephone by calling 1-800-223-2413. You must have established ATS privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.   With the PIMCO Funds Exchange Privilege, you can exchange
shares automatically by telephone from your Fund Link Account to another PIMCO Funds account you have already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions.   You may redeem shares by telephone automatically by calling 1-
800-223-2413 and the Fund will send the proceeds directly to your Fund bank account. Please refer to "How to Redeem" for details.

Expedited Wire Transfer Redemptions

     If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts.

Certificated Shares

     To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

     An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

     Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day of payment selected by the shareholder. The Transfer Agent may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

     Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemptions In Kind

     Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                          PART C.  OTHER INFORMATION

Item 23.  Exhibits
          --------

     (a)  (1)  Declaration of Trust of Registrant/7/

          (2) Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest/8/

          (3) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Long Duration Fund/11/

          (4) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Convertible Bond Fund/12/

     (b)  Form of By-laws of Registrant/7/

     (c)  Not applicable

     (d)  (1)  Form of Investment Advisory Contract/7/

          (2)  Form of Amendment to Investment Advisory Contract/7/

          (3) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund/2/

          (4) Form of Supplement to Investment Advisory Contract Relating to Balanced Fund/3/

          (5) Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II/5/

          (6) Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund/5/

          (7) Form of Supplement to Investment Advisory Contract Relating to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II/6/

          (8) Form of Supplement to Investment Advisory Contract Relating to Municipal Bond Fund /9/

          (9) Form of Supplement to Investment Advisory Contract Relating to Long Duration Fund/11/

          (10) Form of Supplement to Investment Advisory Contract Relating to Convertible Bond Fund/13/

     (e)  (1)  Form of Amended and Restated Distribution Contract

          (2)  Form of Japan Dealer Sales Contract

     (f)  Not applicable

     (g)  Form of Custody and Investment Accounting Agreement

     (h)  (1)  Form of Amended and Restated Administration Agreement /9/

          (2) Form of Supplement to Amended and Restated Administration Agreement relating to Long Duration Fund/11/

          (3) Form of Supplement to Amended and Restated Administration Agreement Relating to Convertible Bond Fund/13/

          (4) Form of Supplement to Amended and Restated Administration Agreement Relating to Class J and Class K Shares

          (5)  Form of Shareholder Servicing Agreement /9/

          (6)  Form of Transfer Agency Agreement/7/

          (7) Form of Transfer Agency Agreement with Shareholder Services,
              Inc./1/

     (i)  (1)  Opinion of Counsel/10/

          (2)  Consent of Counsel/7/

     (j)  Consents of Price Waterhouse LLP*

     (k)  Not applicable

     (l)  Not applicable

     (m)  (1)  Form of Distribution and Servicing Plan for Class A Shares/4/

          (2)  Form of Distribution and Servicing Plan for Class B Shares/4/

          (3)  Form of Distribution and Servicing Plan for Class C Shares/4/

          (4) Form of Amended and Restated Distribution Plan for Administrative Class Shares/7/

          (5) Form of Amended and Restated Administrative Services Plan for Administrative Class Shares/7/

          (6)  Form of Distribution and Servicing Plan for Class J Shares

          (7)  Form of Distribution and Servicing Plan for Class K Shares

     (n)  Financial Data Schedules*

     (o) Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3
     _____________________

     *   To be filed by amendment.

     /1/ Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995.

     /2/  Filed with Post-Effective Amendment No. 27 on January 16, 1996.

     /3/  Filed with Post-Effective Amendment No. 28 on April 1, 1996.

     /4/ Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996.

     /5/  Filed with Post Effective Amendment No. 33 on January 13, 1997.

     /6/  Filed with Post-Effective Amendment No. 36 on July 11, 1997.

     /7/  Filed with Post-Effective Amendment No. 37 on November 17, 1997.

     /8/  Filed with Post-Effective Amendment No. 39 on January 15, 1998.

     /9/  Filed with Post-Effective Amendment No. 40 on March 13, 1998.

     /10/ Filed with Post-Effective Amendment No. 41 on July 31, 1998.

     /11/ Filed with Post-Effective Amendment No. 42 on September 11, 1998.

     /12/ Filed with Post-Effective Amendment No. 43 on January 15, 1999.

     /13/ Filed with Post-Effective Amendment No. 44 on April 2, 1999.

Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------

     Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     The directors and officers of PIMCO and their business and other connections are as follows:


Name                                Business and Other Connections
----                                ------------------------------
Allan, George C.                    Senior Vice President, PIMCO and PIMCO Management, Inc.

Ariza, Jr., Augustine               Vice President, PIMCO and PIMCO Management, Inc.

Arnold, Tamara J.                   Senior Vice President, PIMCO and PIMCO Management, Inc.

Asay, Michael R.                    Senior Vice President, PIMCO and PIMCO Management, Inc.

Baker, Brian P.                     Vice President, PIMCO and PIMCO Management, Inc.

Barbi, Leslie A.                    Executive Vice President, PIMCO and PIMCO Management, Inc.

Beaumont, Stephen B.                Vice President, PIMCO and PIMCO Management, Inc.

Benz, William R. II                 Managing Director, PIMCO; Director and Managing Director, PIMCO
                                    Management, Inc.; Member of PIMCO Partners LLC.

Bishop, Gregory A.                  Vice President, PIMCO and PIMCO Management, Inc.

Name                                Business and Other Connections
----                                ------------------------------
Brynjolfsson, John B.               Senior Vice President, PIMCO and PIMCO Management, Inc.

Burns, R. Wesley                    Managing Director, PIMCO and PIMCO Management, Inc.; President
                                    and Trustee of the Trust and PIMCO Variable Insurance Trust;
                                    President and Director of PIMCO Commercial Mortgage Securities
                                    Trust, Inc.; Executive Vice President, PIMCO Funds:
                                    Multi-Manager Series; Director, PIMCO Advisors Funds plc.

Callin, Sabrina C.                  Vice President, PIMCO and PIMCO Management, Inc.

Clark, Marcia K.                    Vice President, PIMCO and PIMCO Management, Inc.

Cohen, Carl J.                      Vice President, PIMCO and PIMCO Management, Inc.

Coleman, Jerry                      Vice President, PIMCO and PIMCO Management, Inc.

Cummings, Doug                      Vice President, PIMCO and PIMCO Management, Inc.

Cupps, Wendy W.                     Senior Vice President, PIMCO and PIMCO Management, Inc.

Dialynas, Chris                     Managing Director, PIMCO and PIMCO Management, Inc.

Dorff, David J.                     Vice President, PIMCO and PIMCO Management, Inc.

Dow, Michael                        Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Dunn, Anita                         Vice President, PIMCO and PIMCO Management, Inc.

Durn, Sandra                        Vice President, PIMCO

Ehlert, A. Benjamin                 Executive Vice President, PIMCO and PIMCO Management, Inc.

Ettl, Robert A.                     Executive Senior Vice President, PIMCO and PIMCO Management, Inc.

Evans, Stephanie D.                 Vice President, PIMCO and PIMCO Management, Inc.

Faillace, Anthony L.                Vice President, PIMCO and PIMCO Management, Inc.

Name                                Business and Other Connections
----                                ------------------------------
Fitzgerald, Robert M.               Chief Financial Officer and Treasurer, PIMCO, PIMCO Management,
                                    Inc., Cadence Capital Management, Inc., NFJ Investment Group,
                                    NFJ Management, Inc., Parametric Portfolio Associates,
                                    Parametric Management Inc., StocksPLUS Management Inc. and
                                    PIMCO Funds Distributors LLC; Chief Financial Officer and
                                    Assistant Treasurer, Cadence Capital Management; Chief
                                    Financial Officer and Treasurer, Columbus Circle Investors and
                                    Columbus Circle Investors Management Inc.; Chief Financial
                                    Officer, Columbus Circle Trust Company; Director, Senior Vice
                                    President and Chief Financial Officer, Oppenheimer Group, Inc.;
                                    Chief Financial Officer and Senior Vice President, PIMCO
                                    Advisors; Director, Senior Vice President and Chief Financial
                                    Officer, PIMCO Global Advisors LLC.

Foulke, Steve A.                    Vice President, PIMCO and PIMCO Management, Inc.

Garbuzov, Yuri P.                   Vice President, PIMCO and PIMCO Management, Inc.

Gross, William H.                   Managing Director, PIMCO; Director and Managing Director, PIMCO
                                    Management, Inc.; Director and Vice President, StocksPLUS
                                    Management, Inc.; Senior Vice President of the Trust and PIMCO
                                    Variable Insurance Trust; Member of Management Board, PIMCO
                                    Advisors; Member of PIMCO Partners LLC.

Hague, John L.                      Managing Director, PIMCO; Director and Managing Director, PIMCO
                                    Management, Inc.; Member of PIMCO Partners LLC.

Hally, Gordon C.                    Executive Vice President, PIMCO and PIMCO Management, Inc.

Hamalainen, Pasi M.                 Executive Vice President, PIMCO and PIMCO Management, Inc.

Hardaway, John P.                   Senior Vice President, PIMCO and PIMCO Management, Inc.;
                                    Treasurer of the Trust, PIMCO Variable Insurance Trust, PIMCO
                                    Funds: Multi-Manager Series and PIMCO Commercial Mortgage
                                    Securities Trust, Inc.

Name                                Business and Other Connections
----                                ------------------------------
Harris, Brent R.                    Managing Director, PIMCO; Director and Managing Director, PIMCO
                                    Management, Inc.; Director and Vice President, StocksPLUS
                                    Management, Inc.; Trustee and Chairman of the Trust and PIMCO
                                    Commercial Mortgage Securities Trust, Inc.; Member of
                                    Management Board, PIMCO Advisors; Chairman, PIMCO Variable
                                    Insurance Trust; Member of PIMCO Partners LLC.

Hattesohl, Joseph D.                Vice President, PIMCO and PIMCO Management, Inc. Assistant
                                    Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO
                                    Funds: Multi-Manager Series and PIMCO Commercial Mortgage
                                    Securities Trust, Inc.

Hayes, Raymond C.                   Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Herin, Robert G.                    Vice President, PIMCO and PIMCO Management, Inc.

Hinman, David C.                    Senior Vice President, PIMCO and PIMCO Management, Inc.

Hocson, Liza                        Vice President, PIMCO and PIMCO Management, Inc.

Hodge, Douglas M.                   Executive Vice President, PIMCO and PIMCO Management, Inc.

Holden, Brent L.                    Executive Vice President, PIMCO and PIMCO Management, Inc.

Holloway, Dwight F., Jr.            Senior Vice President, PIMCO and PIMCO Management, Inc.

Howe, Jane T.                       Vice President, PIMCO and PIMCO Management, Inc.

Hudoff, Mark                        Senior Vice President, PIMCO and PIMCO Management, Inc.

Isberg, Margaret E.                 Managing Director, PIMCO and PIMCO Management, Inc.; Senior
                                    Vice President of the Trust.

Kelleher, Thomas J.                 Vice President, PIMCO and PIMCO Management, Inc.

Keller, James M.                    Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Kennedy, Raymond G.                 Senior Vice President, PIMCO and PIMCO Management, Inc.

Kiesel, Mark R.                     Vice President, PIMCO and PIMCO Management, Inc.

Name                                Business and Other Connections
----                                ------------------------------

Kilmer, Sharon                      Executive Vice President, PIMCO and PIMCO Management, Inc.

Kirkbaumer, Steven P.               Vice President, PIMCO and PIMCO Management, Inc.

Larsen, Henrik P.                   Vice President, PIMCO Commercial Mortgage Securities Trust,
                                    Inc., PIMCO Variable Insurance Trust, and the Trust.

Loftus, John S.                     Executive Vice President, PIMCO and PIMCO Management, Inc.;
                                    Vice President and Assistant Secretary, StocksPLUS Management, Inc.

Lown, David                         Vice President, PIMCO and PIMCO Management, Inc.

Ludwig, Daniel T.                   Vice President of Trust

Lyon, Laura, M.                     Vice President, PIMCO and PIMCO Management, Inc.

Mallegol, Andre J.                  Vice President, PIMCO and PIMCO Management, Inc.

Martin, Scott W.                    Vice President, PIMCO and PIMCO Management, Inc.

Martini, Michael E.                 Vice President, PIMCO and PIMCO Management, Inc.

Mather, Scott A.                    Senior Vice President, PIMCO

Mayer, Benjamin L.                  Vice President, PIMCO and PIMCO Management, Inc.

McDevitt, Joseph E.                 Executive Vice President, PIMCO and PIMCO Management, Inc.;
                                    Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited.

Metsch, Mark E.                     Vice President, PIMCO and PIMCO Management, Inc.

Molloy, Marie                       Vice President, PIMCO and PIMCO Management, Inc.

Muzzy, James F.                     Managing Director, PIMCO; Director and Managing Director, PIMCO
                                    Management, Inc.; Director and Vice President, StocksPLUS
                                    Management, Inc.; Member of PIMCO Partners LLC; Vice President
                                    of the Trust.

Nakamura, Doris S.                  Vice President, PIMCO and PIMCO Management, Inc.

Nellemann, Mark D.                  Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------

Nguyen, Vinh T.                 Controller, PIMCO; Vice President and Controller, PIMCO
                                Advisors, Columbus Circle Investors Management, Inc., Cadence
                                Capital Management, Inc., NJF Management, Inc., Parametric
                                Management, Inc., StocksPLUS Management, Inc., PIMCO Funds
                                Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors
                                LLC.

Ongaro, Douglas J.              Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Otterbein, Thomas J.            Senior Vice President, PIMCO and PIMCO Management, Inc.

Palghat, Kumar N.               Vice President, PIMCO and PIMCO Management, Inc.

Paradis, Victoria M.            Vice President, PIMCO and PIMCO Management, Inc.

Perez, Keith                    Vice President, PIMCO and PIMCO Management, Inc.

Philipp, Elizabeth M.           Vice President, PIMCO and PIMCO Management, Inc.

Pittman, David J.               Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Podlich, William F. III         Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Member of Management Board, PIMCO Advisors;
                                Member of PIMCO Partners LLC.

Powers, William C.              Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Senior Vice President, PIMCO Commercial
                                Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC.

Randall, Terry A.               Vice President, PIMCO and PIMCO Management, Inc.

Romano, Mark                    Vice President, PIMCO, PIMCO Management, Inc. and the Trust

Roney, Scott L.                 Senior Vice President, PIMCO and PIMCO Management, Inc.;
                                Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited.

Rosborough, Michael J.          Senior Vice President, PIMCO and PIMCO Management, Inc.

Rowe, Cathy T.                  Vice President, PIMCO and PIMCO Management, Inc.

Ruthen, Seth R.                 Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------

Sargent, Jeffrey M.             Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Funds:
                                Multi-Manager Series; Senior Vice President of the Trust, PIMCO
                                Variable Insurance Trust, PIMCO Commercial Mortgage Securities
                                Trust, Inc.

Schmider, Ernest L.             Executive Vice President, Secretary, Chief Administrative and
                                Legal Officer, PIMCO and PIMCO Management, Inc.; Secretary,
                                PIMCO Partners LLC; Director, Assistant Secretary and Assistant
                                Treasurer, StocksPLUS Management, Inc.; Senior Vice President,
                                PIMCO Advisors.

Scholey, Leland T.              Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Schulist, Stephen O.            Vice President, PIMCO and PIMCO Management, Inc.

Scibisz, Iwona E.               Vice President, PIMCO and PIMCO Management, Inc.

Selby, Richard W.               Senior Vice President, PIMCO and PIMCO Management, Inc.

Seliga, Denise C.               Vice President, PIMCO and PIMCO Management, Inc.

Seymour, Rita J.                Vice President, PIMCO and PIMCO Management, Inc.

Sullivan, Christopher           Vice President, PIMCO and PIMCO Management, Inc.

Sylwester, Cheryl L.            Vice President, PIMCO and PIMCO Management, Inc.

Theodore, Kyle, J.              Vice President, PIMCO and PIMCO Management, Inc.

Thomas, Lee R.                  Director and Managing Director, PIMCO and PIMCO Management,
                                Inc.; Member PIMCO Partners LLC.

Thompson, William S. Jr.        Chief Executive Officer and Managing Director, PIMCO; Director,
                                Managing Director and Chief Executive Officer, PIMCO
                                Management, Inc.; Director and President, StocksPLUS
                                Management, Inc.; Senior Vice President of PIMCO Variable
                                Insurance Trust; Vice President of the Trust and PIMCO
                                Commercial Mortgage Securities Trust, Inc.; Member of
                                Management Board, PIMCO Advisors; Member, President and Chief
                                Executive Officer of PIMCO Partners LLC; President and Chief
                                Executive Officer, PIMCO Partners GP.

Trinidad, Ronaele K.            Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------

Trosky, Benjamin L.             Managing Director and Management Board Member, PIMCO; Director
                                and Managing Director, PIMCO Management, Inc.; Senior Vice
                                President, PIMCO Commercial Mortgage Securities Trust, Inc.;
                                Member of Management Board, PIMCO Advisors; Member of PIMCO
                                Partners LLC.

Tyson, Richard E.               Vice President, PIMCO and PIMCO Management, Inc.

Van de Zilver, Peter A.         Vice President, PIMCO and PIMCO Management, Inc.

Wegener, Marilyn                Vice President, PIMCO and PIMCO Management, Inc.

Weil, Richard M.                Assistant Secretary, PIMCO, PIMCO Management, Inc., Columbus
                                Circle Investors, Columbus Circle Investors Management, Inc.,
                                Cadence Capital Management, and PIMCO Funds Distributors LLC;
                                General Counsel, PIMCO Advisors; Secretary, Cadence Capital
                                Management, Inc. NFJ Management, Inc., Parametric Management,
                                Inc., NFJ Investment Group, Parametric Portfolio Associates,
                                and StocksPLUS Management, Inc.; Vice President, PIMCO Funds:
                                Multi-Manager Series; Senior Vice President Legal and
                                Secretary, PIMCO Global Advisors LLC.

Westhead, Paul C.               Vice President, PIMCO and PIMCO Management, Inc.

Wood, George H.                 Executive Vice President, PIMCO and PIMCO Management, Inc.

Yetter, Michael A.              Senior Vice President, PIMCO and PIMCO Management, Inc.

Young, David                    Vice President, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of PIMCO Advisors L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

Item 27.  Principal Underwriters
          ----------------------

(a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

(b)

Name and Principal               Positions and Offices                 Positions and Offices
Business Address*                  with Underwriter                       with Registrant
-----------------                  ---------------                        ---------------
Aartz, Erik M.                   Vice President                                 None

Booth, Jeffrey L.                Vice President                                 None

Bosch, James D.                  Regional Vice President                        None

Brennan, Deborah P.              Vice President, Compliance                     None
                                 Officer

Burnham, Chris                   Vice Chairmant                                 None

Clark, Timothy R.                Senior Vice President                          None

Fessel, Jonathan P.              Vice President                                 None

Fitzgerald, Robert M.            Chief Financial Officer and                    None
                                 Treasurer

Gallagher, Michael J.            Regional Vice President                        None

Goldsmith, David S.              Vice President                                 None

Gray, Ronald H.                  Vice President                                 None

Hussey, John B.                  Regional Vice President                        None

Jobe, Stephen R.                 Vice President                                 None

Jones, Jonathan C.               Vice President                                 None

Lazcano, Raymond                 Vice President                                 None

Lynch, William E.                Senior Vice President                          None

McCarthy, Jacqueline A.          Vice President                                 None

Maloney, Kevin D.                Compliance Officer                             None

Meyers, Andrew J.                Executive Vice President                       None

Moyer, Fiora N.                  Regional Vice President                        None

Neugebauer, Phil J.              Vice President                                 None

Name and Principal               Positions and Offices                 Positions and Offices
Business Address*                  with Underwriter                       with Registrant
-----------------                  ---------------                        ---------------

Nguyen, Vinh T.                  Vice President, Controller                     None

Pearlman, Joffrey H.             Regional Vice President                        None

Russell, Mathew M.               Vice President                                 None

Schott, Newton B., Jr.           Executive Vice President/                      None
                                 Secretary, Chief
                                 Administrative/ Legal Officer
                                 and Secretary

Smith, Robert M.                 Vice President                                 None

Spear, Ellen Z.                  Vice President                                 None

Sullivan, Daniel W.              Regional Vice President                        None

Stone, David P.                  Regional Vice President                        None

Thomas, William H., Jr.          Regional Vice President                        None

Treadway, Stephen J.             Director, Chairman, President                  None
                                 and Chief Executive Officer

Troyer, Paul H.                  Senior Vice President                          None

Trumbore, Brian F.               Executive Vice President                       None

Weil, Richard M.                 Assistant Secretary                            None

Zimmerman, Glen A.               Vice President                                 None

---------------------
* The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

Item 28.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29.  Management Services
          -------------------

          Not applicable

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 26th day of May, 1999.

                                  PIMCO FUNDS
                                  (Registrant)

                         By:
                            ---------------------------
                                R. Wesley Burns*
                                   President

                        *By:   /s/ Robert W. Helm
                            ---------------------------
                             Robert W. Helm, as attorney-in-fact

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                       Title        Date

____________________________    Trustee      May 26, 1999
Guilford C. Babcock*


____________________________    Trustee      May 26, 1999
Thomas P. Kemp*


____________________________    Trustee      May 26, 1999
Brent R. Harris*


____________________________    Trustee      May 26, 1999
William J. Popejoy*


____________________________    Trustee      May 26, 1999
Vern O. Curtis*


____________________________    President    May 26, 1999
R. Wesley Burns*                (Principal
                                Executive
                                Officer)

____________________________    Treasurer              May 26, 1999
John P. Hardaway*               (Principal Financial
                                and Accounting
                                Officer)


*By:  /s/ Robert W. Helm
     --------------------
     Robert W. Helm,
     as attorney-in-fact

     ___________________
* Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

                                  PIMCO Funds

                          INDEX TO EXHIBITS FILED WITH
                        POST-EFFECTIVE AMENDMENT NO. 45

Exhibit (e)(1)       Form of Amended and Restated Distribution Contract

Exhibit (e)(2)       Form of Japan Dealer Sales Contract

Exhibit (g)          Form of Custody and Investment Accounting Agreement.

Exhibit (h)(4)       Form of Supplement to Amended and Restated Administration
                     Agreement Relating to Class J and Class K Shares

Exhibit (m)(6)       Form of Distribution and Servicing Plan for Class J Shares

Exhibit (m)(7)       Form of Distribution and Servicing Plan for Class K Shares

Exhibit (o)          Form of Amended and Restated Multi-Class Plan adopted
                     pursuant to Rule 18f-3